     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2000


                                                    COMMISSION FILE NOS. 2-72671
                                                                        811-3199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]
Pre-Effective Amendment No.  _                               [ ]
Post-Effective Amendment No. 29                              [X]
                          and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
   OF 1940                                                   [ ]
Amendment No. 53                                             [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        KEMPER INVESTORS LIFE INSURANCE
                                    COMPANY
                          (NAME OF INSURANCE COMPANY)

            1 Kemper Drive, Long Grove, Illinois                          60049
(Address of Insurance Company's Principal Executive Offices)           (Zip Code)
 Insurance Company's Telephone Number, including Area Code:          (847) 550-5500

                             Debra P. Rezabek, Esq.
                                 1 Kemper Drive
                           Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

            FRANK J. JULIAN, ESQ.                           JOAN E. BOROS, ESQ.
   KEMPER INVESTORS LIFE INSURANCE COMPANY                   JORDEN BURT BOROS
               1 KEMPER DRIVE                          CICCHETTI BERENSON & JOHNSON
         LONG GROVE, ILLINOIS 60049                 1025 THOMAS JEFFERSON STREET, N.W.
                                                                SUITE 400E
                                                          WASHINGTON, D.C. 20007

     Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(ii)

     [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities being Registered:
Units of interest in Separate Account under the Contracts

     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                   ISSUED BY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                    KEMPER INVESTORS LIFE INSURANCE COMPANY


This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the "Contract") offered by Kemper Investors Life Insurance Company ("we" or "KILICO"). These Contracts are designed to provide annuity benefits for retirement which qualify for certain federal tax advantages. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.


You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers thirty-four investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:


                             KEMPER VARIABLE SERIES



- Kemper Money Market                         - Kemper Investment Grade Bond
- Kemper Total Return                         - Kemper Contrarian Value
- Kemper High Yield                           - Kemper Small Cap Value
- Kemper Growth                               - Kemper Value + Growth
- Kemper Government Securities                - Kemper Horizon 20+
- Kemper International                        - Kemper Horizon 10+
- Kemper Small Cap Growth                     - Kemper Horizon 5


                               JANUS ASPEN SERIES

- Janus Aspen Growth                          - Janus Aspen Worldwide Growth
- Janus Aspen Aggressive Growth               - Janus Aspen Balanced

                       LEXINGTON NATURAL RESOURCES TRUST
                     LEXINGTON EMERGING MARKETS FUND, INC.


    FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP") (INITIAL CLASS SHARES)


 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II") (INITIAL CLASS SHARES)


- Fidelity VIP Equity-Income                  - Fidelity VIP II Asset Manager
- Fidelity VIP Growth                         - Fidelity VIP II Index 500
                                              - Fidelity VIP II Contrafund(R)


    SCUDDER VARIABLE LIFE INVESTMENT FUND ("SCUDDER VLIF") (CLASS A SHARES)


- Scudder VLIF Bond                           - Scudder VLIF International
- Scudder VLIF Capital Growth

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

                          J.P. MORGAN SERIES TRUST II

                          - J.P. Morgan Small Company

                            THE ALGER AMERICAN FUND

- Alger American Growth                       - Alger American Small Capitalization

               AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP")

- American Century VP Income & Growth         - American Century VP Value

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE. YOU MAY OBTAIN A FREE COPY BY WRITING US OR CALLING (888) 477-9700. A TABLE OF CONTENTS FOR THE SAI APPEARS ON PAGE 36. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER REQUIRED INFORMATION ABOUT THE SEPARATE ACCOUNT AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   The date of this Prospectus is May 1, 2000

TABLE OF CONTENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              PAGE
                                                              ----
DEFINITIONS.................................................     1
SUMMARY.....................................................     2
SUMMARY OF EXPENSES.........................................     4
CONDENSED FINANCIAL INFORMATION.............................     7
KILICO, THE SEPARATE ACCOUNT AND THE FUNDS..................    13
FIXED ACCOUNT OPTION........................................    18
THE CONTRACTS...............................................    18
CONTRACT CHARGES AND EXPENSES...............................    23
THE ANNUITY PERIOD..........................................    25
FEDERAL TAX MATTERS.........................................    28
DISTRIBUTION OF CONTRACTS...................................    34
VOTING RIGHTS...............................................    34
REPORTS TO CONTRACT OWNERS AND INQUIRIES....................    34
DOLLAR COST AVERAGING.......................................    35
SYSTEMATIC WITHDRAWAL PLAN..................................    35
PROVISIONS OF PRIOR CONTRACTS...............................    35
LEGAL PROCEEDINGS...........................................    36
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION......    36
APPENDIX....................................................    37

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

     ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

     ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

     ANNUITANT--The person designated to receive or who is receiving annuity payments.

     ANNUITY DATE--The date on which annuity payments are to commence.

     ANNUITY OPTION--One of several forms in which annuity payments can be made.

     ANNUITY PERIOD--The period starting on the Annuity Date.

     ANNUITY UNIT--A unit of measurement used to determine the amount of Variable Annuity payments.


     BENEFICIARY--The person designated to receive any benefits under a Contract upon your death or upon the Annuitant's death prior to the Annuity Period.



     COMPANY ("WE", "US", "OUR", "KILICO")--Kemper Investors Life Insurance Company. Our home office is at 1 Kemper Drive, Long Grove, Illinois 60049.



     CONTRACT--A Variable Annuity Contract offered by this Prospectus on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.



     CONTRACT VALUE--The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.



     CONTRACT YEAR--The period between anniversaries of the Date of Issue of a Contract.



     CONTRACT QUARTER--The periods between quarterly anniversaries of the Date of Issue of a Contract.



     CONTRIBUTION YEAR--Each Contract Year in which a Purchase Payment is made and each later year measured from the end of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.


     DATE OF ISSUE--The date on which the first Contract Year commences.


     DEBT--The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest. Requests for loans must be made to us in writing.



     FIXED ANNUITY--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.



     FUND OR FUNDS--Kemper Variable Series, Janus Aspen Series, Lexington Natural Resources Trust, Lexington Emerging Markets Fund, Inc., Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Scudder Variable Life Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., J.P. Morgan Series Trust II, The Alger American Fund and American Century Variable Portfolios, Inc., including any Portfolios thereunder.



     GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.



     GENERAL ACCOUNT CONTRACT VALUE--The value of your interest in the General Account.


     NON-QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.


     OWNER ("YOU", "YOUR", "YOURS")--The person designated in the Contract as having the privileges of ownership.


     PORTFOLIO--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

     PURCHASE PAYMENTS--Amounts paid to us by you or on your behalf.


     QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.


     SEPARATE ACCOUNT--The KILICO Variable Annuity Separate Account.



     SEPARATE ACCOUNT CONTRACT VALUE--The sum of your interests in the Subaccount(s).



     SUBACCOUNTS--The thirty-four subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.



     SUBACCOUNT VALUE--The value of your interest in each Subaccount.


     UNITHOLDER--The person holding the voting rights with respect to an Accumulation or Annuity Unit.

     VALUATION DATE--Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.


     VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.



     VARIABLE ANNUITY--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.



     WITHDRAWAL CHARGE--The "contingent deferred sales charge" assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.



     WITHDRAWAL VALUE--Contract Value less Debt and any premium tax payable if the Contract is being annuitized, minus any Withdrawal Charge.


                                    SUMMARY


The summary does not contain all information that may be important. Read the entire Prospectus before deciding to invest.


The Contracts provide for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.


The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan's terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). (See "The Contracts," page 18.)



We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See "The Funds" page 13.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select.



We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than 3%. (See "Fixed Account Option," page 18.)



The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least 3% interest.



Transfers between Subaccounts are permitted before and after annuitization, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See "Transfer During Accumulation Period" and "Transfer During Annuity Period," pages 20 and 27, respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge ("Withdrawal Charge"). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See "Withdrawal Charge," page 24.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under "Withdrawal Charge." However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters", page 28.)



We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See "Asset-Based Charges Against the Separate Account," page 23.) The Funds will incur certain management fees and other expenses. (See "Summary of Expenses", "Investment Management Fees and Other Expenses" and the Funds' prospectuses.)



The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the "Code") or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 28 and "Qualified Plans," page 31.)



You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the "free look" period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See "The Contracts," page 18.) In addition, a special "free look" period applies in some circumstances to Contracts issued as individual retirement annuities or as Roth IRAs.

                              SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments).................................................  None
Contingent Deferred Sales Load (as a percentage of amount
  surrendered)(1)
                                              Year of
                                              Withdrawal
                                              After Purchase
                                              First year....    6%
                                              Second year...    5%
                                              Third year....    4%
                                              Fourth year...    3%
                                              Fifth year....    2%
                                              Sixth year....    1%
                                              Seventh year
                                              and
                                              following.....    0%
Surrender Fees..............................................  None
Exchange Fee................................................  None
MAXIMUM ANNUAL CONTRACT FEE (Records Maintenance
  Charge)(2)................................................   $30


        SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)
Mortality and Expense Risk...           1.00%
Administration...............            .30%
Account Fees and Expenses....              0%
Total Separate Account Annual
  Expenses...................           1.30%

FUND ANNUAL EXPENSES


(as percentage of each Portfolio's average net assets, in some cases after expense waiver or reimbursement, for the period ended December 31, 1999. Future Portfolio expenses may be greater or less than those shown.)



                                               KEMPER   KEMPER                           KEMPER                      KEMPER
                                               MONEY    TOTAL      KEMPER     KEMPER   GOVERNMENT      KEMPER       SMALL CAP
                                               MARKET   RETURN   HIGH YIELD   GROWTH   SECURITIES   INTERNATIONAL    GROWTH
                                               ------   ------   ----------   ------   ----------   -------------   ---------

                               Management
                                Fees.........    50%     .55%       .60%       .60%       .55%           .75%          .65%

                               Other
                                Expenses.....   .04      .06        .07        .06        .08            .19           .06

                                                ---      ---        ---        ---        ---            ---           ---

                               Total
                                Portfolio
                                Annual
                                Expenses.....   .54%     .61%       .67%       .66%       .63%           .94%          .71%

                                                ===      ===        ===        ===        ===            ===           ===

                                                 KEMPER                   KEMPER
                                               INVESTMENT     KEMPER      SMALL      KEMPER     KEMPER    KEMPER    KEMPER
                                                 GRADE      CONTRARIAN     CAP       VALUE+     HORIZON   HORIZON   HORIZON
                                                BOND(7)      VALUE(7)    VALUE(7)   GROWTH(7)   20+(7)    10+(7)     5(7)
                                               ----------   ----------   --------   ---------   -------   -------   -------
                               Management
                                Fees.........     .60%         .75%        .75%        .75%       .60%      .60%      .60%
                               Other
                                Expenses.....     .05          .05         .09         .08        .18       .12       .16
                                                  ---          ---         ---         ---        ---       ---       ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....     .65%         .80%        .84%        .83%       .78%      .72%      .76%
                                                  ===          ===         ===         ===        ===       ===       ===



                                                            JANUS        JANUS                                           FIDELITY
                                                JANUS       ASPEN        ASPEN        JANUS      LEXINGTON   LEXINGTON      VIP
                                                ASPEN     AGGRESSIVE   WORLDWIDE      ASPEN       NATURAL    EMERGING     EQUITY-
                                              GROWTH(8)   GROWTH(8)    GROWTH(8)   BALANCED(8)   RESOURCES    MARKETS    INCOME(3)
                                              ---------   ----------   ---------   -----------   ---------   ---------   ---------
                               Management
                                Fees.........    .65%        .65%         .65%         .65%        1.00%        .85%        .48%
                               Other
                                Expenses.....    .02         .02          .05          .02          .33         .85         .08
                                                 ---         ---          ---          ---         ----        ----         ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....    .67%        .67%         .70%         .67%        1.33%       1.70%        .56%
                                                 ===         ===          ===          ===         ====        ====         ===

                                                            FIDELITY    FIDELITY   FIDELITY
                                               FIDELITY      VIP II      VIP II     VIP II
                                                  VIP        ASSET       INDEX     CONTRA-
                                               GROWTH(3)   MANAGER(3)    500(4)    FUND(3)
                                               ---------   ----------   --------   --------
                               Management
                                Fees.........     .58%        .53%        .24%       .58%
                               Other
                                Expenses.....     .07         .09         .04        .07
                                                  ---         ---         ---        ---
                               Total
                                Portfolio
                                Annual
                                Expenses.....     .65%        .62%        .28%       .65%
                                                  ===         ===         ===        ===



                                                        SCUDDER                     DREYFUS
                                              SCUDDER    VLIF        SCUDDER       SOCIALLY     J.P. MORGAN    ALGER
                                               VLIF     CAPITAL       VLIF        RESPONSIBLE      SMALL      AMERICAN
                                               BOND     GROWTH    INTERNATIONAL     GROWTH      COMPANY(5)     GROWTH
                                              -------   -------   -------------   -----------   -----------   --------
                               Management
                                Fees.........   .48%      .46%         .85%           .75%          .60%         .75%
                               Other
                                Expenses.....   .09       .03          .18            .04           .55          .04
                                                ---       ---         ----            ---          ----         ----
                               Total
                                Portfolio
                                Annual
                                Expenses.....   .57%      .49%        1.03%           .79%         1.15%         .79%
                                                ===       ===         ====            ===          ====         ====

                                                                AMERICAN
                                                   ALGER        CENTURY
                                                  AMERICAN         VP       AMERICAN
                                                   SMALL        INCOME &   CENTURY VP
                                               CAPITALIZATION    GROWTH     VALUE(6)
                                               --------------   --------   ----------
                               Management
                                Fees.........       .85%          .70%        1.00%
                               Other
                                Expenses.....       .05           .00          .00
                                                    ---           ---         ----
                               Total
                                Portfolio
                                Annual
                                Expenses.....       .90%          .70%        1.00%
                                                    ===           ===         ====


(1) An Owner may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. Under certain circumstances the contingent deferred sales charge may be reduced or waived, including when certain annuity options are selected.


(2) The Records Maintenance Charge will be reduced or waived for Contracts in the situations detailed in the Prospectus. For Contracts with Contract Value of between $25,000 and $50,000, the charge is $15.00. There is no charge for Contract Value over $50,000.



(3) A portion of the brokerage commissions that certain Portfolios pay was used to reduce expenses. In addition, certain Portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of Portfolio expenses. Without these reductions, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .48%, .09% and .57%, respectively, for the Fidelity VIP Equity-Income Portfolio; .58%, .08% and .66%, respectively, for the Fidelity VIP Growth Portfolio; .53%, .10% and .63%, respectively, for the Fidelity VIP II Asset Manager Portfolio; and .58%, .09% and .67%, respectively, for the Fidelity VIP II Contrafund Portfolio.



(4) FMR agreed to reimburse a portion of the Fidelity VIP II Index 500 Portfolio's expenses during this period. Without this reimbursement, Management Fees, Other Expenses and Total Portfolio Annual Expenses would have been .24%,
 .10% and .34%, respectively.



(5) Reflects an agreement by Morgan Guaranty Trust Company of New York to reimburse the Portfolio to the extent expenses exceed 1.15%. Absent fee waiver and expense reimbursement, total operating expenses would have been 2.57%.



(6) The American Century VP Value Portfolio has a stepped fee schedule. The fees are 1.00% for the first $500 million of average net assets, 0.95% for the next $500 million of average net assets and 0.90% thereafter.



(7) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value+ Growth Portfolio (.84%), Kemper Contrarian Value Portfolio (.80%), Kemper Small Cap Value Portfolio (.84%), Kemper Horizon 5 Portfolio (.97%), Kemper Horizon 10+ Portfolio (.83%), Kemper Horizon 20+ Portfolio (.93%), and Kemper Investment Grade Bond Portfolio (.80%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, except for Kemper Contrarian Value Portfolio, which reflects the benefit of custodial credits. Without these credits, Management Fees, Other Expenses and Total Portfolio Annual Expenses for Kemper Contrarian Value Portfolio would have been .75%, .06% and .81%, respectively.



(8) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide Growth and Janus Aspen Balanced Portfolios. All expenses are shown without the effect of any expenses offset arrangements.

                                    EXAMPLE


                                                                  SUBACCOUNT                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                  ----------                ------   -------   -------   --------

If you surrender your Contract at the end of the
periods shown, you would pay the following
expenses on a $1,000 investment, assuming 5%
annual return on assets:
                                                    Kemper Money Market #1                    81       104       127       223
                                                    Kemper Total Return                       82       106       130       231
                                                    Kemper High Yield                         83       108       133       237
                                                    Kemper Growth                             82       107       133       236
                                                    Kemper Government Securities              82       107       131       233
                                                    Kemper International                      85       116       147       265
                                                    Kemper Small Cap Growth                   83       109       135       241
                                                    Kemper Investment Grade Bond              82       107       132       235
                                                    Kemper Contrarian Value                   84       112       140       251
                                                    Kemper Small Cap Value                    84       113       142       255
                                                    Kemper Value+Growth                       84       112       141       254
                                                    Kemper Horizon 20+                        84       111       139       249
                                                    Kemper Horizon 10+                        83       109       136       242
                                                    Kemper Horizon 5                          83       110       138       247
                                                    Janus Aspen Growth                        83       108       133       237
                                                    Janus Aspen Aggressive Growth             83       108       133       237
                                                    Janus Aspen Worldwide Growth              83       109       135       240
                                                    Janus Aspen Balanced                      83       108       133       237
                                                    Lexington Natural Resources               89       127       166       305
                                                    Lexington Emerging Markets                92       138       185       341
                                                    Fidelity VIP Equity--Income               81       104       128       225
                                                    Fidelity VIP Growth                       82       107       132       235
                                                    Fidelity VIP II Asset Manager             82       106       131       232
                                                    Fidelity VIP II Index 500                 79        96       113       195
                                                    Fidelity VIP II Contrafund                82       107       132       235
                                                    Scudder VLIF Bond                         82       105        --        --
                                                    Scudder VLIF Capital Growth               81       102        --        --
                                                    Scudder VLIF International                86       118        --        --
                                                    Dreyfus Socially Responsible Growth       84       111        --        --
                                                    J.P. Morgan Small Company                 87       122        --        --
                                                    Alger American Growth                     84       111        --        --
                                                    Alger American Small Capitalization       85       115        --        --
                                                    American Century VP Income & Growth       83       109        --        --
                                                    American Century VP Value                 86       118        --        --

If you do not surrender your Contract, you would
pay the following expenses on a $1,000 investment,
assuming 5% annual return on assets:
                                                    Kemper Money Market #1                    19        60       103       223
                                                    Kemper Total Return                       20        62       107       231
                                                    Kemper High Yield                         21        64       110       237
                                                    Kemper Growth                             21        64       110       236
                                                    Kemper Government Securities              20        63       108       233
                                                    Kemper International                      24        72       124       265
                                                    Kemper Small Cap Growth                   21        65       112       241
                                                    Kemper Investment Grade Bond              21        64       109       235
                                                    Kemper Contrarian Value                   22        68       117       251
                                                    Kemper Small Cap Value                    23        69       119       255
                                                    Kemper Value+Growth                       22        69       118       254
                                                    Kemper Horizon 20+                        22        68       116       249
                                                    Kemper Horizon 10+                        21        66       113       242
                                                    Kemper Horizon 5                          22        67       115       247
                                                    Janus Aspen Growth                        21        64       110       237
                                                    Janus Aspen Aggressive Growth             21        64       110       237
                                                    Janus Aspen Worldwide Growth              21        65       112       240
                                                    Janus Aspen Balanced                      21        64       110       237
                                                    Lexington Natural Resources               28        84       144       305
                                                    Lexington Emerging Markets                31        96       163       341
                                                    Fidelity VIP Equity--Income               20        61       104       225
                                                    Fidelity VIP Growth                       21        64       109       235
                                                    Fidelity VIP II Asset Manager             20        63       107       232
                                                    Fidelity VIP II Index 500                 17        52        90       195
                                                    Fidelity VIP II Contrafund                21        64       109       235
                                                    Scudder VLIF Bond                         20        61        --        --
                                                    Scudder VLIF Capital Growth               19        59        --        --
                                                    Scudder VLIF International                24        75        --        --
                                                    Dreyfus Socially Responsible Growth       22        68        --        --
                                                    J.P. Morgan Small Company                 26        79        --        --
                                                    Alger American Growth                     22        68        --        --
                                                    Alger American Small Capitalization       23        71        --        --
                                                    American Century VP Income & Growth       21        65        --        --
                                                    American Century VP Value                 24        74        --        --



The purpose of the preceding table, which includes the "SUMMARY OF EXPENSES" on the prior page, is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of both the Separate Account and the Funds. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES AND DOES NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds have been provided by the Funds' investment manager's or advisers and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION



The following condensed financial information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.



Selected data for the last ten years for accumulation units outstanding as of the year ended December 31st for each period:


                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    --------------------------------------------------------
                                                    1999+++     1998      1997     1996++   1995+    1994***
                                                    -------     ----      ----     ------   -----    -------
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................  $  2.493     2.394     2.297   2.208     2.111    2.051
Kemper Total Return
 Subaccount.......................................     7.411     6.501     5.473   4.735     3.796    4.236
Kemper High Yield Subaccount......................     6.369     6.341     5.738   5.082     4.372    4.517
Kemper Growth Subaccount..........................     7.261     6.371     5.303   4.404     3.345    3.520
Kemper Government Securities Subaccount*..........     1.828     1.725     1.599   1.575     1.337    1.388
Kemper International Subaccount**.................     1.877     1.723     1.590   1.379     1.234    1.293
Kemper Small Cap Growth Subaccount***.............     2.625     2.240     1.686   1.330     1.033
Kemper Investment Grade Bond Subaccount++.........     1.187     1.111     1.029
Kemper Contrarian Value Subaccount++..............     1.777     1.505     1.166
Kemper Small Cap Value Subaccount++...............     1.072     1.220     1.012
Kemper Value+Growth Subaccount++..................     1.683     1.414     1.138
Kemper Horizon 20+ Subaccount++...................     1.530     1.367     1.146
Kemper Horizon 10+ Subaccount++...................     1.410     1.279     1.106
Kemper Horizon 5
 Subaccount++.....................................     1.320     1.215     1.089
Janus Aspen Growth
 Subaccount+......................................    26.152    19.471    16.021   13.662
Janus Aspen Aggressive Growth
 Subaccount+......................................    27.149    20.423    18.309   17.132
Janus Aspen Worldwide Growth Subaccount+..........    30.205    23.663    19.565   15.315
Janus Aspen Balanced
 Subaccount+......................................    24.205    18.205    15.059   13.092
Lexington Natural Resources Subaccount+...........    12.008    15.089    14.211   11.315
Lexington Emerging Markets Subaccount+............     6.255     8.799    10.048   9.445
Fidelity VIP Equity -- Income Subaccount++........    29.285    26.497    20.891
Fidelity VIP Growth
 Subaccount++.....................................    52.235    37.821    30.933
Fidelity VIP II Asset Manager Subaccount++........    22.885    20.090    16.818
Fidelity VIP II Index 500 Subaccount..............   147.801   116.327    88.539
Fidelity VIP II Contrafund Subaccount++...........    26.021    20.220    16.450
Scudder VLIF Bond Subaccount+++...................     6.570
Scudder VLIF Capital Growth Subaccount+++.........    22.910
Scudder VLIF International Subaccount+++..........    14.280
Dreyfus Socially Responsible Growth
 Subaccount+++....................................    33.680
J.P. Morgan Small Company Subaccount+++...........    11.930
Alger American Growth Subaccount+++...............    59.320
Alger American Small Capitalization
 Subaccount+++....................................    45.520
American Century VP Income & Growth
 Subaccount+++....................................     7.260

                                                       FLEXIBLE PAYMENT CONTRACTS        PERIODIC PAYMENT CONTRACT
                                                    ---------------------------------   ----------------------------
                                                     1993    1992**    1991     1990    1999+++     1998      1997
                                                     ----    ------    ----     ----    -------     ----      ----
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................   2.014   1.966     1.875    1.751   $  2.372     2.285     2.199
Kemper Total Return
 Subaccount.......................................   3.816   3.790     2.776    2.669      7.052     6.205     5.239
Kemper High Yield Subaccount......................   3.802   3.261     2.169    2.591      6.061     6.052     5.493
Kemper Growth Subaccount..........................   3.102   3.025     1.916    1.923      6.945     6.112     5.102
Kemper Government Securities Subaccount*..........   1.317   1.256     1.101    1.013      1.779     1.684     1.566
Kemper International Subaccount**.................    .983   1.000                         1.839     1.693     1.567
Kemper Small Cap Growth Subaccount***.............                                         2.589     2.216     1.673
Kemper Investment Grade Bond Subaccount++.........                                         1.178     1.105     1.027
Kemper Contrarian Value Subaccount++..............                                         1.763     1.498     1.164
Kemper Small Cap Value Subaccount++...............                                         1.063     1.214     1.010
Kemper Value+Growth Subaccount++..................                                         1.669     1.407     1.136
Kemper Horizon 20+ Subaccount++...................                                         1.518     1.360     1.144
Kemper Horizon 10+ Subaccount++...................                                         1.399     1.273     1.104
Kemper Horizon 5
 Subaccount++.....................................                                         1.310     1.209     1.086
Janus Aspen Growth
 Subaccount+......................................                                        25.897    19.338    15.960
Janus Aspen Aggressive Growth
 Subaccount+......................................                                        26.884    20.284    18.238
Janus Aspen Worldwide Growth Subaccount+..........                                        29.911    23.502    19.490
Janus Aspen Balanced
 Subaccount+......................................                                        23.969    18.081    15.001
Lexington Natural Resources Subaccount+...........                                        11.879    14.971    14.154
Lexington Emerging Markets Subaccount+............                                         6.194     8.739    10.009
Fidelity VIP Equity -- Income Subaccount++........                                        29.054    26.366    20.849
Fidelity VIP Growth
 Subaccount++.....................................                                        51.818    37.631    30.872
Fidelity VIP II Asset Manager Subaccount++........                                        22.705    19.991    16.784
Fidelity VIP II Index 500 Subaccount..............                                       146.637   115.754    88.364
Fidelity VIP II Contrafund Subaccount++...........                                        25.816    20.120    16.418
Scudder VLIF Bond Subaccount+++...................                                         6.570
Scudder VLIF Capital Growth Subaccount+++.........                                        22.910
Scudder VLIF International Subaccount+++..........                                        14.280
Dreyfus Socially Responsible Growth
 Subaccount+++....................................                                        33.680
J.P. Morgan Small Company Subaccount+++...........                                        11.930
Alger American Growth Subaccount+++...............                                        59.320
Alger American Small Capitalization
 Subaccount+++....................................                                        45.520
American Century VP Income & Growth
 Subaccount+++....................................                                         7.260

                                                                        PERIODIC PAYMENT CONTRACT
                                                    -----------------------------------------------------------------
                                                    1996++     1995+    1994***    1993     1992**     1991     1990
                                                    ------     -----    -------    ----     ------     ----     ----
TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................    2.120     2.033    1.981      1.950     1.910    1.827    1.712
Kemper Total Return
 Subaccount.......................................    4.546     3.656    4.092      3.696     3.682    2.705    2.609
Kemper High Yield Subaccount......................    4.879     4.210    4.363      3.683     3.168    2.114    2.533
Kemper Growth Subaccount..........................    4.250     3.238    3.417      3.020     2.954    1.876    1.889
Kemper Government Securities Subaccount*..........    1.547     1.317    1.371      1.305     1.248    1.097    1.012
Kemper International Subaccount**.................    1.363     1.223    1.285       .980     1.000
Kemper Small Cap Growth Subaccount***.............    1.323     1.031
Kemper Investment Grade Bond Subaccount++.........
Kemper Contrarian Value Subaccount++..............
Kemper Small Cap Value Subaccount++...............
Kemper Value+Growth Subaccount++..................
Kemper Horizon 20+ Subaccount++...................
Kemper Horizon 10+ Subaccount++...................
Kemper Horizon 5
 Subaccount++.....................................
Janus Aspen Growth
 Subaccount+......................................   13.650
Janus Aspen Aggressive Growth
 Subaccount+......................................   17.117
Janus Aspen Worldwide Growth Subaccount+..........   15.302
Janus Aspen Balanced
 Subaccount+......................................   13.081
Lexington Natural Resources Subaccount+...........   11.305
Lexington Emerging Markets Subaccount+............    9.436
Fidelity VIP Equity -- Income Subaccount++........
Fidelity VIP Growth
 Subaccount++.....................................
Fidelity VIP II Asset Manager Subaccount++........
Fidelity VIP II Index 500 Subaccount..............
Fidelity VIP II Contrafund Subaccount++...........
Scudder VLIF Bond Subaccount+++...................
Scudder VLIF Capital Growth Subaccount+++.........
Scudder VLIF International Subaccount+++..........
Dreyfus Socially Responsible Growth
 Subaccount+++....................................
J.P. Morgan Small Company Subaccount+++...........
Alger American Growth Subaccount+++...............
Alger American Small Capitalization
 Subaccount+++....................................
American Century VP Income & Growth
 Subaccount+++....................................



            (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    --------------------------------------------------------
                                                    1999+++     1998      1997     1996++   1995+    1994***
                                                    -------     ----      ----     ------   -----    -------
American Century VP Value Subaccount+++...........  $  6.700        --
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................  $  2.588     2.493     2.394   2.297     2.208    2.111
Kemper Total Return
 Subaccount.......................................     8.425     7.411     6.501   5.473     4.735    3.796
Kemper High Yield Subaccount......................     6.442     6.369     6.341   5.738     5.082    4.372
Kemper Growth Subaccount..........................     9.858     7.261     6.371   5.303     4.404    3.345
Kemper Government Securities Subaccount*..........     1.823     1.828     1.725   1.599     1.575    1.337
Kemper International Subaccount**.................     2.708     1.877     1.723   1.590     1.379    1.234
Kemper Small Cap Growth Subaccount***.............     3.498     2.625     2.240   1.686     1.330    1.033
Kemper Investment Grade Bond Subaccount++.........     1.151     1.187     1.111   1.029
Kemper Contrarian Value Subaccount++..............     1.580     1.777     1.505   1.166
Kemper Small Cap Value Subaccount++...............     1.091     1.072     1.220   1.012
Kemper Value+Growth Subaccount++..................     1.941     1.683     1.414   1.138
Kemper Horizon 20+ Subaccount++...................     1.655     1.530     1.367   1.146
Kemper Horizon 10+ Subaccount++...................     1.513     1.410     1.279   1.106
Kemper Horizon 5
Subaccount++......................................     1.362     1.320     1.215   1.089
Janus Aspen Growth
 Subaccount+......................................    37.283    26.152    19.471   16.021   13.662
Janus Aspen Aggressive Growth Subaccount+.........    60.590    27.149    20.423   18.309   17.132
Janus Aspen Worldwide Growth Subaccount+..........    49.181    30.205    23.663   19.565   15.315
Janus Aspen Balanced
 Subaccount+......................................    30.378    24.205    18.205   15.059   13.092
Lexington Natural Resources Subaccount+...........    13.565    12.008    15.089   14.211   11.315
Lexington Emerging Markets Subaccount+............    14.118     6.255     8.799   10.048    9.445
Fidelity VIP Equity - Income Subaccount++.........    30.830    29.285    26.497   20.891
Fidelity VIP Growth
 Subaccount++.....................................    71.079    52.235    37.821   30.933
Fidelity VIP II Asset Manager Subaccount++........    25.172    22.885    20.090   16.818
Fidelity VIP II Index 500 Subaccount++............   176.352   147.801   116.327   88.539
Fidelity VIP II Contrafund Subaccount++...........    32.012    26.021    20.220   16.450
Scudder VLIF Bond Subaccount+++...................     6.394
Scudder VLIF Capital Growth Subaccount+++.........    28.914
Scudder VLIF International Subaccount+++..........    20.207
Dreyfus Socially Responsible Growth
 Subaccount+++....................................    39.967
J.P. Morgan Small Company Subaccount+++...........    16.998
Alger American Growth Subaccount+++...............    71.618
Alger American Small Capitalization
 Subaccount+++....................................    64.873
American Century VP Income & Growth
 Subaccount+++....................................     7.834
American Century VP Value Subaccount+++...........     5.898

                                                       FLEXIBLE PAYMENT CONTRACTS        PERIODIC PAYMENT CONTRACT
                                                    ---------------------------------   ----------------------------
                                                     1993    1992**    1991     1990    1999+++     1998      1997
                                                     ----    ------    ----     ----    -------     ----      ----
American Century VP Value Subaccount+++...........                                      $  6.700
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................   2.051   2.014     1.966    1.875   $  2.455     2.372     2.285
Kemper Total Return
 Subaccount.......................................   4.236   3.816     3.790    2.776      7.993     7.052     6.205
Kemper High Yield Subaccount......................   4.517   3.802     3.261    2.169      6.112     6.061     6.052
Kemper Growth Subaccount..........................   3.520   3.102     3.025    1.916      9.401     6.945     6.112
Kemper Government Securities Subaccount*..........   1.388   1.317     1.256    1.101      1.769     1.779     1.684
Kemper International Subaccount**.................   1.293    .983                         2.645     1.839     1.693
Kemper Small Cap Growth Subaccount***.............                                         3.440     2.589     2.216
Kemper Investment Grade Bond Subaccount++.........                                         1.139     1.178     1.105
Kemper Contrarian Value Subaccount++..............                                         1.563     1.763     1.498
Kemper Small Cap Value Subaccount++...............                                         1.079     1.063     1.214
Kemper Value+Growth Subaccount++..................                                         1.920     1.669     1.407
Kemper Horizon 20+ Subaccount++...................                                         1.637     1.518     1.360
Kemper Horizon 10+ Subaccount++...................                                         1.497     1.399     1.273
Kemper Horizon 5
Subaccount++......................................                                         1.356     1.310     1.209
Janus Aspen Growth
 Subaccount+......................................                                        36.810    25.897    19.338
Janus Aspen Aggressive Growth Subaccount+.........                                        59.822    26.884    20.284
Janus Aspen Worldwide Growth Subaccount+..........                                        48.558    29.911    23.502
Janus Aspen Balanced
 Subaccount+......................................                                        29.993    23.969    18.081
Lexington Natural Resources Subaccount+...........                                        13.379    11.879    14.971
Lexington Emerging Markets Subaccount+............                                        13.939     6.194     8.739
Fidelity VIP Equity - Income Subaccount++.........                                        30.497    29.054    26.366
Fidelity VIP Growth
 Subaccount++.....................................                                        70.305    51.818    37.631
Fidelity VIP II Asset Manager Subaccount++........                                        24.899    22.705    19.991
Fidelity VIP II Index 500 Subaccount++............                                       174.446   146.637   115.754
Fidelity VIP II Contrafund Subaccount++...........                                        31.666    25.816    20.120
Scudder VLIF Bond Subaccount+++...................                                         6.435
Scudder VLIF Capital Growth Subaccount+++.........                                        28.882
Scudder VLIF International Subaccount+++..........                                        20.167
Dreyfus Socially Responsible Growth
 Subaccount+++....................................                                        40.084
J.P. Morgan Small Company Subaccount+++...........                                        16.965
Alger American Growth Subaccount+++...............                                        70.571
Alger American Small Capitalization
 Subaccount+++....................................                                        62.523
American Century VP Income & Growth
 Subaccount+++....................................                                         7.932
American Century VP Value Subaccount+++...........                                         5.899

                                                                        PERIODIC PAYMENT CONTRACT
                                                    -----------------------------------------------------------------
                                                    1996++     1995+    1994***    1993     1992**     1991     1990
                                                    ------     -----    -------    ----     ------     ----     ----
American Century VP Value Subaccount+++...........       --
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................    2.199     2.120    2.033      1.981     1.950    1.910    1.827
Kemper Total Return
 Subaccount.......................................    5.239     4.546    3.656      4.092     3.696    3.682    2.705
Kemper High Yield Subaccount......................    5.493     4.879    4.210      4.363     3.683    3.168    2.114
Kemper Growth Subaccount..........................    5.102     4.250    3.238      3.417     3.020    2.954    1.876
Kemper Government Securities Subaccount*..........    1.566     1.547    1.317      1.371     1.305    1.248    1.097
Kemper International Subaccount**.................    1.567     1.363    1.223      1.285      .980
Kemper Small Cap Growth Subaccount***.............    1.673     1.323    1.031
Kemper Investment Grade Bond Subaccount++.........    1.027
Kemper Contrarian Value Subaccount++..............    1.164
Kemper Small Cap Value Subaccount++...............    1.010
Kemper Value+Growth Subaccount++..................    1.136
Kemper Horizon 20+ Subaccount++...................    1.144
Kemper Horizon 10+ Subaccount++...................    1.104
Kemper Horizon 5
Subaccount++......................................    1.086
Janus Aspen Growth
 Subaccount+......................................   15.960    13.650
Janus Aspen Aggressive Growth Subaccount+.........   18.238    17.117
Janus Aspen Worldwide Growth Subaccount+..........   19.490    15.302
Janus Aspen Balanced
 Subaccount+......................................   15.001    13.081
Lexington Natural Resources Subaccount+...........   14.154    11.305
Lexington Emerging Markets Subaccount+............   10.009     9.436
Fidelity VIP Equity - Income Subaccount++.........   20.849
Fidelity VIP Growth
 Subaccount++.....................................   30.872
Fidelity VIP II Asset Manager Subaccount++........   16.784
Fidelity VIP II Index 500 Subaccount++............   88.364
Fidelity VIP II Contrafund Subaccount++...........   16.418
Scudder VLIF Bond Subaccount+++...................
Scudder VLIF Capital Growth Subaccount+++.........
Scudder VLIF International Subaccount+++..........
Dreyfus Socially Responsible Growth
 Subaccount+++....................................
J.P. Morgan Small Company Subaccount+++...........
Alger American Growth Subaccount+++...............
Alger American Small Capitalization
 Subaccount+++....................................
American Century VP Income & Growth
 Subaccount+++....................................
American Century VP Value Subaccount+++...........



            (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    --------------------------------------------------------
                                                    1999+++     1998      1997     1996++   1995+    1994***
                                                    -------     ----      ----     ------   -----    -------
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................       333       309       633     770       591      733
Kemper Total Return Subaccount....................       656       772       864     990     1,067    1,299
Kemper High Yield Subaccount......................       197       260       323     422       506      532
Kemper Growth Subaccount..........................       153       178       227     260       286      238
Kemper Government Securities Subaccount*..........       145       146       149     165       273      237
Kemper International Subaccount**.................       170       212       376     429       612      625
Kemper Small Cap Growth Subaccount***.............       127       166       195     132        81       14
Kemper Investment Grade Bond Subaccount++.........        24        19        13
Kemper Contrarian Value Subaccount++..............        57        94        59       8
Kemper Small Cap Value Subaccount++...............         6         4         3
Kemper Value+Growth Subaccount++..................        33        60        24      12
Kemper Horizon 20+ Subaccount++...................         0        21
Kemper Horizon 10+ Subaccount++...................         7        13        10      10
Kemper Horizon 5
 Subaccount++.....................................         0
Janus Aspen Growth Subaccount+....................        12         7        11       9
Janus Aspen Aggressive Growth Subaccount+.........         4         0                 1
Janus Aspen Worldwide Growth Subaccount+..........        11         8         9       3
Janus Aspen Balanced Subaccount+..................        11         6         4       3
Lexington Natural Resources Subaccount+...........         0         0         7       7
Lexington Emerging Markets Subaccount+............         1         1         6       1
Fidelity VIP Equity - Income Subaccount++.........         1         2         2       1
Fidelity VIP Growth Subaccount++..................         4         3
Fidelity VIP II Asset Manager Subaccount++........         0         0         1
Fidelity VIP II Index 500 Subaccount++............         2         1
Fidelity VIP II Contrafund Subaccount++...........         5         1
Scudder VLIF Bond Subaccount+++...................         0
Scudder VLIF Capital Growth Subaccount+++.........         0
Scudder VLIF International Subaccount+++..........         1
Dreyfus Socially Responsible Growth
 Subaccount+++....................................         0
J.P. Morgan Small Company Subaccount+++...........         4
Alger American Growth Subaccount+++...............         0
Alger American Small Capitalization
 Subaccount+++....................................         0
American Century VP Income & Growth
 Subaccount+++....................................         0
American Century VP Value Subaccount+++...........         0
NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................  $  2.493     2.394     2.297   2.208     2.111    2.051

                                                       FLEXIBLE PAYMENT CONTRACTS        PERIODIC PAYMENT CONTRACT
                                                    ---------------------------------   ----------------------------
                                                     1993    1992**    1991     1990    1999+++     1998      1997
                                                     ----    ------    ----     ----    -------     ----      ----
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................     844   1,081     1,720    2,388     20,014    14,508    11,579
Kemper Total Return Subaccount....................   1,511   1,859     1,924    2,355     60,736    72,971    82,149
Kemper High Yield Subaccount......................     657     670       723      885     15,887    20,199    22,729
Kemper Growth Subaccount..........................     222     303       255      251     40,027    50,548    54,987
Kemper Government Securities Subaccount*..........     257     267       288      170     15,187    16,997    15,434
Kemper International Subaccount**.................     284      91                        32,639    45,058    55,729
Kemper Small Cap Growth Subaccount***.............                                        31,772    38,394    33,789
Kemper Investment Grade Bond Subaccount++.........                                         2,396     2,529       694
Kemper Contrarian Value Subaccount++..............                                        21,269    23,159    18,995
Kemper Small Cap Value Subaccount++...............                                        11,756    12,832    10,593
Kemper Value+Growth Subaccount++..................                                         6,861     7,994     4,889
Kemper Horizon 20+ Subaccount++...................                                         1,713     1,764     1,170
Kemper Horizon 10+ Subaccount++...................                                         2,086     3,391     1,616
Kemper Horizon 5
 Subaccount++.....................................                                         1,008     1,248       917
Janus Aspen Growth Subaccount+....................                                         3,541     1,931     1,357
Janus Aspen Aggressive Growth Subaccount+.........                                         2,360       985       893
Janus Aspen Worldwide Growth Subaccount+..........                                         6,003     4,883     3,418
Janus Aspen Balanced Subaccount+..................                                         4,206     1,855       661
Lexington Natural Resources Subaccount+...........                                           290       302       347
Lexington Emerging Markets Subaccount+............                                           742       587       598
Fidelity VIP Equity - Income Subaccount++.........                                         1,258     1,245       777
Fidelity VIP Growth Subaccount++..................                                         1,132       576       275
Fidelity VIP II Asset Manager Subaccount++........                                           284       210       134
Fidelity VIP II Index 500 Subaccount++............                                           833       638       295
Fidelity VIP II Contrafund Subaccount++...........                                         2,175     1,701     1,109
Scudder VLIF Bond Subaccount+++...................                                            22
Scudder VLIF Capital Growth Subaccount+++.........                                            14
Scudder VLIF International Subaccount+++..........                                           104
Dreyfus Socially Responsible Growth
 Subaccount+++....................................                                            57
J.P. Morgan Small Company Subaccount+++...........                                            13
Alger American Growth Subaccount+++...............                                           130
Alger American Small Capitalization
 Subaccount+++....................................                                            30
American Century VP Income & Growth
 Subaccount+++....................................                                           303
American Century VP Value Subaccount+++...........                                            85
NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................   2.014   1.966     1.875    1.751   $  2.372     2.285     2.199

                                                                        PERIODIC PAYMENT CONTRACT
                                                    -----------------------------------------------------------------
                                                    1996++     1995+    1994***    1993     1992**     1991     1990
                                                    ------     -----    -------    ----     ------     ----     ----
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................   10,827    10,881   15,997     14,891    12,605   14,973   21,581
Kemper Total Return Subaccount....................   89,982   100,774   110,428   108,395   100,100   81,776   70,620
Kemper High Yield Subaccount......................   24,077    25,327   26,546     26,749    22,202   19,861   22,623
Kemper Growth Subaccount..........................   58,672    60,187   58,845     50,289    42,078   28,271   22,451
Kemper Government Securities Subaccount*..........   18,485    21,771   24,332     31,898    28,368   23,035   12,918
Kemper International Subaccount**.................   62,425    63,495   61,490     38,844    10,372
Kemper Small Cap Growth Subaccount***.............   25,931    17,371    8,304
Kemper Investment Grade Bond Subaccount++.........      326
Kemper Contrarian Value Subaccount++..............    4,864
Kemper Small Cap Value Subaccount++...............    3,784
Kemper Value+Growth Subaccount++..................      986
Kemper Horizon 20+ Subaccount++...................      406
Kemper Horizon 10+ Subaccount++...................      634
Kemper Horizon 5
 Subaccount++.....................................      243
Janus Aspen Growth Subaccount+....................      976       168
Janus Aspen Aggressive Growth Subaccount+.........      937       121
Janus Aspen Worldwide Growth Subaccount+..........    1,413        95
Janus Aspen Balanced Subaccount+..................      360       132
Lexington Natural Resources Subaccount+...........      243        58
Lexington Emerging Markets Subaccount+............      443        80
Fidelity VIP Equity - Income Subaccount++.........      263
Fidelity VIP Growth Subaccount++..................      116
Fidelity VIP II Asset Manager Subaccount++........       55
Fidelity VIP II Index 500 Subaccount++............       53
Fidelity VIP II Contrafund Subaccount++...........      488
Scudder VLIF Bond Subaccount+++...................
Scudder VLIF Capital Growth Subaccount+++.........
Scudder VLIF International Subaccount+++..........
Dreyfus Socially Responsible Growth
 Subaccount+++....................................
J.P. Morgan Small Company Subaccount+++...........
Alger American Growth Subaccount+++...............
Alger American Small Capitalization
 Subaccount+++....................................
American Century VP Income & Growth
 Subaccount+++....................................
American Century VP Value Subaccount+++...........
NON-TAX QUALIFIED
ACCUMULATION UNIT VALUE AT BEGINNING OF PERIOD
Kemper Money Market Subaccount....................    2.120     2.033    1.981      1.950     1.910    1.827    1.712



            (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    --------------------------------------------------------
                                                    1999+++     1998      1997     1996++   1995+    1994***
                                                    -------     ----      ----     ------   -----    -------
Kemper Total Return
 Subaccount.......................................  $  6.862     6.019     5.068   4.384     3.515    3.922
Kemper High Yield Subaccount......................     6.098     6.071     5.494   4.865     4.186    4.325
Kemper Growth Subaccount..........................     7.236     6.350     5.285   4.389     3.334    3.508
Kemper Government Securities Subaccount*..........     1.828     1.725     1.599   1.575     1.337    1.388
Kemper International Subaccount**.................     1.877     1.723     1.590   1.379     1.234    1.293
Kemper Small Cap Growth Subaccount***.............     2.625     2.240     1.686   1.330     1.033
Kemper Investment Grade Bond Subaccount++.........     1.187     1.111     1.029
Kemper Contrarian Value Subaccount++..............     1.777     1.505     1.166
Kemper Small Cap Value Subaccount++...............     1.072     1.220     1.012
Kemper Value+Growth Subaccount++..................     1.683     1.414     1.138
Kemper Horizon 20+ Subaccount++...................     1.530     1.367     1.146
Kemper Horizon 10+ Subaccount++...................     1.410     1.279     1.106
Kemper Horizon 5
 Subaccount++.....................................     1.320     1.215     1.089
Janus Aspen Growth Subaccount+....................    26.152    19.471    16.021   13.662
Janus Aspen Aggressive Growth Subaccount+.........    27.149    20.423    18.309   17.132
Janus Aspen Worldwide Growth Subaccount+..........    30.205    23.633    19.565   15.315
Janus Aspen Balanced Subaccount+..................    24.205    18.205    15.059   13.092
Lexington Natural Resources Subaccount+...........    12.008    15.089    14.211   11.315
Lexington Emerging Markets Subaccount+............     6.255     8.799    10.048   9.445
Fidelity VIP Equity - Income Subaccount++.........    29.285    26.497    20.891
Fidelity VIP Growth Subaccount++..................    52.235    37.821    30.933
Fidelity VIP II Asset Manager Subaccount++........    22.885    20.090    16.818
Fidelity VIP II Index 500 Subaccount++............   147.801   116.327    88.539
Fidelity VIP II Contrafund Subaccount++...........    26.021    20.220    16.450
Scudder VLIF Bond Subaccount+++...................     6.570
Scudder VLIF Capital Growth Subaccount+++.........    22.910
Scudder VLIF International Subaccount+++..........    14.280
Dreyfus Socially Responsible Growth
 Subaccount+++....................................    33.680
J.P. Morgan Small Company Subaccount+++...........    11.930
Alger American Growth Subaccount+++...............    59.320
Alger American Growth
 Small Capitalization
 Subaccount+++....................................    45.520
American Century VP Income & Growth
 Subaccount+++....................................     7.260
American Century VP Value Subaccount+++...........     6.700
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................  $  2.588     2.493     2.394   2.297     2.208    2.111
Kemper Total Return
 Subaccount.......................................     7.800     6.862     6.019   5.068     4.384    3.515
Kemper High Yield Subaccount......................     6.168     6.098     6.071   5.494     4.865    4.186
Kemper Growth Subaccount..........................     9.824     7.236     6.350   5.285     4.389    3.334
Kemper Government Securities Subaccount*..........     1.823     1.828     1.725   1.599     1.575    1.337

                                                       FLEXIBLE PAYMENT CONTRACTS        PERIODIC PAYMENT CONTRACT
                                                    ---------------------------------   ----------------------------
                                                     1993    1992**    1991     1990    1999+++     1998      1997
                                                     ----    ------    ----     ----    -------     ----      ----
Kemper Total Return
 Subaccount.......................................   3.533   3.509     2.570    2.471   $  6.571     5.781     4.882
Kemper High Yield Subaccount......................   3.640   3.122     2.077    2.481      5.904     5.896     5.351
Kemper Growth Subaccount..........................   3.091   3.014     1.909    1.917      6.935     6.103     5.095
Kemper Government Securities Subaccount*..........   1.317   1.256     1.101    1.013      1.779     1.684     1.566
Kemper International Subaccount**.................    .983   1.000                         1.839     1.693     1.567
Kemper Small Cap Growth Subaccount***.............                                         2.589     2.216     1.673
Kemper Investment Grade Bond Subaccount++.........                                         1.178     1.105     1.027
Kemper Contrarian Value Subaccount++..............                                         1.763     1.498     1.164
Kemper Small Cap Value Subaccount++...............                                         1.063     1.214     1.010
Kemper Value+Growth Subaccount++..................                                         1.669     1.407     1.136
Kemper Horizon 20+ Subaccount++...................                                         1.518     1.360     1.144
Kemper Horizon 10+ Subaccount++...................                                         1.399     1.273     1.104
Kemper Horizon 5
 Subaccount++.....................................                                         1.310     1.209     1.086
Janus Aspen Growth Subaccount+....................                                        25.897    19.338    15.960
Janus Aspen Aggressive Growth Subaccount+.........                                        26.884    20.284    18.238
Janus Aspen Worldwide Growth Subaccount+..........                                        29.911    23.502    19.490
Janus Aspen Balanced Subaccount+..................                                        23.969    18.081    15.001
Lexington Natural Resources Subaccount+...........                                        11.879    14.971    14.154
Lexington Emerging Markets Subaccount+............                                         6.194     8.739    10.009
Fidelity VIP Equity - Income Subaccount++.........                                        29.054    26.366    20.849
Fidelity VIP Growth Subaccount++..................                                        51.818    37.631    30.872
Fidelity VIP II Asset Manager Subaccount++........                                        22.705    19.991    16.784
Fidelity VIP II Index 500 Subaccount++............                                       146.637   115.754    88.364
Fidelity VIP II Contrafund Subaccount++...........                                        25.816    20.120    16.418
Scudder VLIF Bond Subaccount+++...................                                         6.570
Scudder VLIF Capital Growth Subaccount+++.........                                        22.910
Scudder VLIF International Subaccount+++..........                                        14.280
Dreyfus Socially Responsible Growth
 Subaccount+++....................................                                        33.680
J.P. Morgan Small Company Subaccount+++...........                                        11.930
Alger American Growth Subaccount+++...............                                        59.320
Alger American Growth
 Small Capitalization
 Subaccount+++....................................                                        45.520
American Century VP Income & Growth
 Subaccount+++....................................                                         7.260
American Century VP Value Subaccount+++...........                                         6.700
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................   2.051   2.014     1.966    1.875   $  2.455     2.372     2.285
Kemper Total Return
 Subaccount.......................................   3.922   3.533     3.509    2.570      7.447     6.571     5.781
Kemper High Yield Subaccount......................   4.325   3.640     3.122    2.077      5.954     5.904     5.896
Kemper Growth Subaccount..........................   3.508   3.091     3.014    1.909      9.387     6.935     6.103
Kemper Government Securities Subaccount*..........   1.388   1.317     1.256    1.101      1.769     1.779     1.684

                                                                        PERIODIC PAYMENT CONTRACT
                                                    -----------------------------------------------------------------
                                                    1996++     1995+    1994***    1993     1992**     1991     1990
                                                    ------     -----    -------    ----     ------     ----     ----
Kemper Total Return
 Subaccount.......................................    4.236     3.406    3.812      3.444     3.431    2.520    2.431
Kemper High Yield Subaccount......................    4.753     4.101    4.250      3.588     3.086    2.059    2.467
Kemper Growth Subaccount..........................    4.244     3.233    3.412      3.015     2.949    1.873    1.887
Kemper Government Securities Subaccount*..........    1.547     1.317    1.371      1.305     1.248    1.097    1.012
Kemper International Subaccount**.................    1.363     1.223    1.285       .980     1.000
Kemper Small Cap Growth Subaccount***.............    1.323     1.031
Kemper Investment Grade Bond Subaccount++.........
Kemper Contrarian Value Subaccount++..............
Kemper Small Cap Value Subaccount++...............
Kemper Value+Growth Subaccount++..................
Kemper Horizon 20+ Subaccount++...................
Kemper Horizon 10+ Subaccount++...................
Kemper Horizon 5
 Subaccount++.....................................
Janus Aspen Growth Subaccount+....................   13.650
Janus Aspen Aggressive Growth Subaccount+.........   17.117
Janus Aspen Worldwide Growth Subaccount+..........   15.302
Janus Aspen Balanced Subaccount+..................   13.081
Lexington Natural Resources Subaccount+...........   11.305
Lexington Emerging Markets Subaccount+............    9.436
Fidelity VIP Equity - Income Subaccount++.........
Fidelity VIP Growth Subaccount++..................
Fidelity VIP II Asset Manager Subaccount++........
Fidelity VIP II Index 500 Subaccount++............
Fidelity VIP II Contrafund Subaccount++...........
Scudder VLIF Bond Subaccount+++...................
Scudder VLIF Capital Growth Subaccount+++.........
Scudder VLIF International Subaccount+++..........
Dreyfus Socially Responsible Growth
 Subaccount+++....................................
J.P. Morgan Small Company Subaccount+++...........
Alger American Growth Subaccount+++...............
Alger American Growth
 Small Capitalization
 Subaccount+++....................................
American Century VP Income & Growth
 Subaccount+++....................................
American Century VP Value Subaccount+++...........
ACCUMULATION UNIT VALUE AT END OF PERIOD
Kemper Money Market Subaccount....................    2.199     2.120    2.033      1.981     1.950    1.910    1.827
Kemper Total Return
 Subaccount.......................................    4.882     4.236    3.406      3.812     3.444    3.431    2.520
Kemper High Yield Subaccount......................    5.351     4.753    4.101      4.250     3.588    3.086    2.059
Kemper Growth Subaccount..........................    5.095     4.244    3.233      3.412     3.015    2.949    1.873
Kemper Government Securities Subaccount*..........    1.566     1.547    1.317      1.371     1.305    1.248    1.097



            (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    --------------------------------------------------------
                                                    1999+++     1998      1997     1996++   1995+    1994***
                                                    -------     ----      ----     ------   -----    -------
Kemper International Subaccount**.................  $  2.708     1.877     1.723   1.590     1.379    1.234
Kemper Small Cap Growth Subaccount***.............     3.498     2.625     2.240   1.686     1.330    1.033
Kemper Investment Grade Bond Subaccount++.........     1.151     1.187     1.111   1.029
Kemper Contrarian Value Subaccount++..............     1.580     1.777     1.505   1.166
Kemper Small Cap Value Subaccount++...............     1.091     1.072     1.220   1.012
Kemper Value+Growth Subaccount++..................     1.941     1.683     1.414   1.138
Kemper Horizon 20+ Subaccount++...................     1.630     1.530     1.367   1.146
Kemper Horizon 10+ Subaccount++...................     1.513     1.410     1.279   1.106
Kemper Horizon 5
 Subaccount++.....................................     1.370     1.320     1.215   1.089
Janus Aspen Growth Subaccount+....................    37.283    26.152    19.471   16.021   13.662
Janus Aspen Aggressive Growth Subaccount+.........    60.590    27.149    20.423   18.309   17.132
Janus Aspen Worldwide Growth Subaccount+..........    49.181    30.205    23.663   19.565   15.315
Janus Aspen Balanced Subaccount+..................    30.378    24.205    18.205   15.059   13.092
Lexington Natural Resources Subaccount+...........    13.565    12.008    15.089   14.211   11.315
Lexington Emerging Markets Subaccount+............    14.118     6.255     8.799   10.048    9.445
Fidelity VIP Equity - Income Subaccount++.........    30.830    29.285    26.497   20.891
Fidelity VIP Growth
 Subaccount++.....................................    71.079    52.235    37.821   30.933
Fidelity VIP II Asset Manager Subaccount++........    25.172    22.885    20.090   16.818
Fidelity VIP II Index 500 Subaccount++............   176.352   147.801   116.327   88.539
Fidelity VIP II Contrafund Subaccount++...........    32.012    26.021    20.220   16.450
Scudder VLIF Bond Subaccount+++...................     6.394
Scudder VLIF Capital Growth Subaccount+++.........    28.914
Scudder VLIF International Subaccount+++..........    20.207
Dreyfus Socially Responsible Growth
 Subaccount+++....................................    40.163
J.P. Morgan Small Company Subaccount+++...........    16.998
Alger American Growth Subaccount+++...............    70.710
Alger American Small Capitalization
 Subaccount+++....................................    64.873
American Century VP Income & Growth
 Subaccount+++....................................     7.947
American Century VP Value Subaccount+++...........     5.911
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................     3,501     3,812     4,338   4,762     5,512    6,914
Kemper Total Return
 Subaccount.......................................     2,817     3,348     4,277   4,838     5,554    6,613
Kemper High Yield Subaccount......................     1,138     1,480     2,096   2,440     2,821    3,621
Kemper Growth Subaccount..........................       823     1,063     1,162   1,396     1,276    1,370
Kemper Government Securities Subaccount*..........       779     1,073       908   1,187     1,330    1,465
Kemper International Subaccount**.................       457       744     1,006   1,190     1,257    2,450
Kemper Small Cap Growth Subaccount***.............       396       494       657     711       874      227

                                                       FLEXIBLE PAYMENT CONTRACTS        PERIODIC PAYMENT CONTRACT
                                                    ---------------------------------   ----------------------------
                                                     1993    1992**    1991     1990    1999+++     1998      1997
                                                     ----    ------    ----     ----    -------     ----      ----
Kemper International Subaccount**.................   1.293    .983                      $  2.645     1.839     1.693
Kemper Small Cap Growth Subaccount***.............                                         3.440     2.589     2.216
Kemper Investment Grade Bond Subaccount++.........                                         1.139     1.178     1.105
Kemper Contrarian Value Subaccount++..............                                         1.563     1.763     1.498
Kemper Small Cap Value Subaccount++...............                                         1.079     1.063     1.214
Kemper Value+Growth Subaccount++..................                                         1.920     1.669     1.407
Kemper Horizon 20+ Subaccount++...................                                         1.637     1.518     1.360
Kemper Horizon 10+ Subaccount++...................                                         1.497     1.399     1.273
Kemper Horizon 5
 Subaccount++.....................................                                         1.356     1.310     1.209
Janus Aspen Growth Subaccount+....................                                        36.810    25.897    19.338
Janus Aspen Aggressive Growth Subaccount+.........                                        59.822    26.884    20.284
Janus Aspen Worldwide Growth Subaccount+..........                                        48.558    29.911    23.502
Janus Aspen Balanced Subaccount+..................                                        29.993    23.969    18.081
Lexington Natural Resources Subaccount+...........                                        13.379    11.879    14.971
Lexington Emerging Markets Subaccount+............                                        13.939     6.194     8.739
Fidelity VIP Equity - Income Subaccount++.........                                        30.497    29.054    26.366
Fidelity VIP Growth
 Subaccount++.....................................                                        70.305    51.818    37.631
Fidelity VIP II Asset Manager Subaccount++........                                        24.899    22.705    19.991
Fidelity VIP II Index 500 Subaccount++............                                       174.446   146.637   115.754
Fidelity VIP II Contrafund Subaccount++...........                                        31.666    25.816    20.120
Scudder VLIF Bond Subaccount+++...................                                         6.435
Scudder VLIF Capital Growth Subaccount+++.........                                        28.882
Scudder VLIF International Subaccount+++..........                                        20.167
Dreyfus Socially Responsible Growth
 Subaccount+++....................................                                        40.084
J.P. Morgan Small Company Subaccount+++...........                                        16.965
Alger American Growth Subaccount+++...............                                        70.571
Alger American Small Capitalization
 Subaccount+++....................................                                        62.523
American Century VP Income & Growth
 Subaccount+++....................................                                         7.932
American Century VP Value Subaccount+++...........                                         5.899
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................   7,153   8,495    11,926   15,563     13,610    11,095     4,637
Kemper Total Return
 Subaccount.......................................   8,042   8,853     9,586   10,291      9,110    11,360    13,699
Kemper High Yield Subaccount......................   4,517   4,876     5,240    6,652      4,245     6,036     8,934
Kemper Growth Subaccount..........................   1,671   2,032     1,773    1,955      6,263     9,612    11,574
Kemper Government Securities Subaccount*..........   2,101   2,317     2,728    2,442      7,529    10,270    11,033
Kemper International Subaccount**.................   1,712   1,041                         5,066     7,278     9,543
Kemper Small Cap Growth Subaccount***.............                                         3,242     4,843     4,509

                                                                        PERIODIC PAYMENT CONTRACT
                                                    -----------------------------------------------------------------
                                                    1996++     1995+    1994***    1993     1992**     1991     1990
                                                    ------     -----    -------    ----     ------     ----     ----
Kemper International Subaccount**.................    1.567     1.363    1.223      1.285      .980
Kemper Small Cap Growth Subaccount***.............    1.673     1.323    1.031
Kemper Investment Grade Bond Subaccount++.........    1.027
Kemper Contrarian Value Subaccount++..............    1.164
Kemper Small Cap Value Subaccount++...............    1.010
Kemper Value+Growth Subaccount++..................    1.136
Kemper Horizon 20+ Subaccount++...................    1.144
Kemper Horizon 10+ Subaccount++...................    1.104
Kemper Horizon 5
 Subaccount++.....................................    1.086
Janus Aspen Growth Subaccount+....................   15.960    13.650
Janus Aspen Aggressive Growth Subaccount+.........   18.238    17.117
Janus Aspen Worldwide Growth Subaccount+..........   19.490    15.302
Janus Aspen Balanced Subaccount+..................   15.001    13.081
Lexington Natural Resources Subaccount+...........   14.154    11.305
Lexington Emerging Markets Subaccount+............   10.009     9.436
Fidelity VIP Equity - Income Subaccount++.........   20.849
Fidelity VIP Growth
 Subaccount++.....................................   30.872
Fidelity VIP II Asset Manager Subaccount++........   16.784
Fidelity VIP II Index 500 Subaccount++............   88.364
Fidelity VIP II Contrafund Subaccount++...........   16.418
Scudder VLIF Bond Subaccount+++...................
Scudder VLIF Capital Growth Subaccount+++.........
Scudder VLIF International Subaccount+++..........
Dreyfus Socially Responsible Growth
 Subaccount+++....................................
J.P. Morgan Small Company Subaccount+++...........
Alger American Growth Subaccount+++...............
Alger American Small Capitalization
 Subaccount+++....................................
American Century VP Income & Growth
 Subaccount+++....................................
American Century VP Value Subaccount+++...........
NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
 PERIOD (000'S OMITTED)
Kemper Money Market Subaccount....................    3,948     4,839    7,343      6,204     9,820   10,507   11,618
Kemper Total Return
 Subaccount.......................................   17,433    20,342   24,773     26,640    26,043   19,953   18,485
Kemper High Yield Subaccount......................   10,028    12,047   12,416     14,735    14,424   12,799   11,858
Kemper Growth Subaccount..........................   14,340    16,369   19,776     17,851    15,849    9,577    7,812
Kemper Government Securities Subaccount*..........   13,804    17,939   23,487     28,787    28,286   18,252   10,338
Kemper International Subaccount**.................   12,177    12,074   14,546     15,713     3,646
Kemper Small Cap Growth Subaccount***.............    4,091     3,022    1,242



            (CONTINUED ON NEXT PAGE)

                                                                   FLEXIBLE PAYMENT CONTRACTS
                                                    --------------------------------------------------------
                                                    1999+++     1998      1997     1996++   1995+    1994***
                                                    -------     ----      ----     ------   -----    -------
Kemper Investment Grade Bond Subaccount++.........       227       750       303      68
Kemper Contrarian Value Subaccount++..............       110        80        95     238
Kemper Small Cap Value Subaccount++...............        66        94        58       7
Kemper Value+Growth Subaccount++..................        33       173       119      33
Kemper Horizon 20+ Subaccount++...................         0
Kemper Horizon 10+ Subaccount++...................         9         9         9      20
Kemper Horizon 5
 Subaccount++.....................................         0        35        42      45
Janus Aspen Growth
 Subaccount+......................................        46        16         7      22         2
Janus Aspen Aggressive Growth Subaccount+.........        17         2         6       2
Janus Aspen Worldwide Growth Subaccount+..........        36        24        17      33
Janus Aspen Balanced
 Subaccount+......................................        52        24        13      10         4
Lexington Natural Resources Subaccount+...........         4         4         2
Lexington Emerging Markets Subaccount+............         3         2         2       2         2
Fidelity VIP Equity - Income Subaccount++.........         8         8         5       1
Fidelity VIP Growth
 Subaccount++.....................................        17         2
Fidelity VIP II Asset Manager Subaccount++........         9         6         6
Fidelity VIP II Index 500 Subaccount++............        14        11        13       1
Fidelity VIP II Contrafund Subaccount++...........        12         5         3       2
Scudder VLIF Bond
 Subaccount+++....................................         0
Scudder VLIF Capital Growth Subaccount+++.........         0
Scudder VLIF International Subaccount+++..........         0
Dreyfus Socially Responsible Growth
 Subaccount+++....................................         0
J.P. Morgan Small Company Subaccount+++...........         0
Alger American Growth Subaccount+++...............         1
Alger American Small Capitalization
 Subaccount+++....................................         0
American Century VP Income & Growth
 Subaccount+++....................................        14
American Century VP Value Subaccount+++...........         1

                                                       FLEXIBLE PAYMENT CONTRACTS        PERIODIC PAYMENT CONTRACT
                                                    ---------------------------------   ----------------------------
                                                     1993    1992**    1991     1990    1999+++     1998      1997
                                                     ----    ------    ----     ----    -------     ----      ----
Kemper Investment Grade Bond Subaccount++.........                                           968     1,033       338
Kemper Contrarian Value Subaccount++..............                                         3,541     3,847     9,619
Kemper Small Cap Value Subaccount++...............                                         1,319     1,756     1,519
Kemper Value+Growth Subaccount++..................                                         1,727     2,094       824
Kemper Horizon 20+ Subaccount++...................                                           225       195        83
Kemper Horizon 10+ Subaccount++...................                                           306       419       261
Kemper Horizon 5
 Subaccount++.....................................                                           323       357       192
Janus Aspen Growth
 Subaccount+......................................                                           591       243       157
Janus Aspen Aggressive Growth Subaccount+.........                                           267       105        85
Janus Aspen Worldwide Growth Subaccount+..........                                           726       630       445
Janus Aspen Balanced
 Subaccount+......................................                                           535       334       105
Lexington Natural Resources Subaccount+...........                                            33        40        48
Lexington Emerging Markets Subaccount+............                                           154       108       130
Fidelity VIP Equity - Income Subaccount++.........                                           216       223       120
Fidelity VIP Growth
 Subaccount++.....................................                                           145        73        39
Fidelity VIP II Asset Manager Subaccount++........                                            44        40        56
Fidelity VIP II Index 500 Subaccount++............                                           127        99        46
Fidelity VIP II Contrafund Subaccount++...........                                           284       211       125
Scudder VLIF Bond
 Subaccount+++....................................                                             1
Scudder VLIF Capital Growth Subaccount+++.........                                             4
Scudder VLIF International Subaccount+++..........                                            34
Dreyfus Socially Responsible Growth
 Subaccount+++....................................                                             8
J.P. Morgan Small Company Subaccount+++...........                                             4
Alger American Growth Subaccount+++...............                                            23
Alger American Small Capitalization
 Subaccount+++....................................                                             5
American Century VP Income & Growth
 Subaccount+++....................................                                            27
American Century VP Value Subaccount+++...........                                            13

                                                                        PERIODIC PAYMENT CONTRACT
                                                    -----------------------------------------------------------------
                                                    1996++     1995+    1994***    1993     1992**     1991     1990
                                                    ------     -----    -------    ----     ------     ----     ----
Kemper Investment Grade Bond Subaccount++.........       50
Kemper Contrarian Value Subaccount++..............    1,625
Kemper Small Cap Value Subaccount++...............      840
Kemper Value+Growth Subaccount++..................      454
Kemper Horizon 20+ Subaccount++...................        7
Kemper Horizon 10+ Subaccount++...................      229
Kemper Horizon 5
 Subaccount++.....................................       84
Janus Aspen Growth
 Subaccount+......................................       99        14
Janus Aspen Aggressive Growth Subaccount+.........      115        11
Janus Aspen Worldwide Growth Subaccount+..........      186         7
Janus Aspen Balanced
 Subaccount+......................................       42         3
Lexington Natural Resources Subaccount+...........      100         8
Lexington Emerging Markets Subaccount+............       80         3
Fidelity VIP Equity - Income Subaccount++.........       36
Fidelity VIP Growth
 Subaccount++.....................................       16
Fidelity VIP II Asset Manager Subaccount++........        5
Fidelity VIP II Index 500 Subaccount++............       10
Fidelity VIP II Contrafund Subaccount++...........       47
Scudder VLIF Bond
 Subaccount+++....................................
Scudder VLIF Capital Growth Subaccount+++.........
Scudder VLIF International Subaccount+++..........
Dreyfus Socially Responsible Growth
 Subaccount+++....................................
J.P. Morgan Small Company Subaccount+++...........
Alger American Growth Subaccount+++...............
Alger American Small Capitalization
 Subaccount+++....................................
American Century VP Income & Growth
 Subaccount+++....................................
American Century VP Value Subaccount+++...........


  * The Kemper Government Securities Subaccount commenced operations on November 6, 1989.

 ** The Kemper International Subaccount commenced operations on January 6, 1992.

*** The Kemper Small Cap Growth Subaccount commenced operations on May 2, 1994.

  + The Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Worldwide
    Growth, and Janus Aspen Balanced Subaccounts and the Lexington Natural Resources Trust and Lexington Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

 ++ The Kemper Investment Grade Bond, Kemper Contrarian Value, Kemper Small Cap
    Value, Kemper Value+Growth, Kemper Horizon 20+, Kemper Horizon 10+, Kemper Horizon 5, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500 and Fidelity VIP II Contrafund Subaccounts were available under the Contracts on May 1, 1996.


+++ The Scudder VLIF Bond, Scudder VLIF Capital Growth, Scudder VLIF
    International, Dreyfus Socially Responsible Growth, J.P. Morgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.


The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

                   KILICO, THE SEPARATE ACCOUNT AND THE FUNDS


KEMPER INVESTORS LIFE INSURANCE COMPANY


We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1 Kemper Drive, Long Grove, Illinois 60049. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. KILICO and Kemper Corporation are wholly-owned subsidiaries of Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied A.G. and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively.


THE SEPARATE ACCOUNT

We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. KILICO Money Market Separate Account was initially registered with the Securities and Exchange Commission ("SEC") as an open-end, diversified management investment company. On November 2, 1989, contract owners approved a Reorganization under which the Separate Account was restructured as a unit investment trust. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.


Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.



Thirty-four Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.



The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.


The Separate Account's financial statements appear in the Statement of Additional Information.

THE FUNDS


The Separate Account invests in shares of the following registered, open-end management investment companies:


     - Kemper Variable Series

     - Janus Aspen Series

     - Lexington Natural Resources Trust

     - Lexington Emerging Markets Fund, Inc.

     - Fidelity Variable Insurance Products Fund

     - Fidelity Variable Insurance Products Fund II

     - Scudder Variable Life Investment Fund

     - The Dreyfus Socially Responsible Growth Fund, Inc.

     - J.P. Morgan Series Trust II

     - The Alger American Fund

     - American Century Variable Portfolios, Inc.


SEC registration does not involve SEC supervision of the Funds' management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in the case of the Janus Aspen Series, certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.


A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The thirty-four Portfolios are summarized below:


KEMPER VARIABLE SERIES


KEMPER MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there is no assurance that the Portfolio will be able to do so.

KEMPER TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

KEMPER HIGH YIELD PORTFOLIO seeks to provide a high level of current income.

KEMPER GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

KEMPER GOVERNMENT SECURITIES PORTFOLIO seeks high current income consistent with preservation of capital.

KEMPER INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

KEMPER SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital.

KEMPER INVESTMENT GRADE BOND PORTFOLIO seeks high current income.

KEMPER CONTRARIAN VALUE PORTFOLIO seeks to achieve a high rate of total return.

KEMPER SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation.

KEMPER VALUE+GROWTH PORTFOLIO seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

KEMPER HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

KEMPER HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

KEMPER HORIZON 5 PORTFOLIO, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

JANUS ASPEN SERIES

JANUS ASPEN GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO seeks long-term growth of capital.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

LEXINGTON NATURAL RESOURCES TRUST

This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.


LEXINGTON EMERGING MARKETS FUND, INC.


This Fund seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets as described in the fund's prospectus.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (INITIAL CLASS SHARES)


FIDELITY VIP EQUITY-INCOME PORTFOLIO seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO seeks capital appreciation.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (INITIAL CLASS SHARES)


FIDELITY VIP II ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP II INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

FIDELITY VIP II CONTRAFUND PORTFOLIO seeks long-term capital appreciation.

SCUDDER VARIABLE LIFE INVESTMENT FUND (CLASS A SHARES)


SCUDDER VLIF BOND PORTFOLIO seeks to provide a high level of income consistent with a high quality portfolio of debt securities.



SCUDDER VLIF CAPITAL GROWTH PORTFOLIO seeks to maximize long-term capital growth through a broad and flexible investment program.



SCUDDER VLIF INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

This Fund's primary goal is to provide capital growth through investment in common stocks of companies which not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

J.P. MORGAN SERIES TRUST II

J.P. MORGAN SMALL COMPANY PORTFOLIO seeks to provide a high total return from a portfolio of small company stocks.

THE ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks long-term capital appreciation.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.


AMERICAN CENTURY VP INCOME & GROWTH PORTFOLIO seeks capital growth by investing in common stocks. Income is a secondary objective.



AMERICAN CENTURY VP VALUE PORTFOLIO seeks long-term capital growth. Income is a secondary objective.

                               ------------------

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information available from us upon request.



Scudder Kemper Investments, Inc. ("SKI"), our affiliate, serves as investment manager for the available Portfolios of Kemper Variable Series and Scudder Variable Life Investment Fund. Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of SKI, serves as sub-adviser for the Kemper International Portfolio.



Janus Capital Corporation is the investment adviser for the four available Portfolios of the Janus Aspen Series.



Lexington Management Corporation is the investment adviser for the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. However, Lexington Global Asset Managers, Inc. ("LGAM"), the corporate parent of Lexington Management Corporation, entered into an agreement dated February 28, 2000 with ReliaStar Financial Corporation ("ReliaStar") for ReliaStar to acquire LGAM. If the acquisition is completed, the Directors/Trustees of the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. will be asked to approve a new investment advisory agreement with Pilgrim Investments, Inc., a subsidiary of ReliaStar. If approved by the Directors/Trustees, the shareholders of the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc., and our Contract Owners, will be asked to consider the new investment advisory agreement at a special meeting of shareholders.



Fidelity Management & Research Company ("FMR") is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP II Index 500 Portfolio.


The Dreyfus Corporation serves as the investment adviser, and NCM Capital Management Group, Inc. is the sub-adviser, for The Dreyfus Socially Responsible Growth Fund, Inc.

J.P. Morgan Investment Management, Inc. is the investment adviser for the J.P. Morgan Small Company Portfolio.


Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.



American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.



The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements.


CHANGE OF INVESTMENTS


We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate in view of the purposes of the Separate Account. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC's prior approval, if required. The Separate Account may purchase other securities for other series or classes of policies, or may permit a conversion between series or classes of policies on the basis of requests made by Owners.



We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.



If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 ("1940 Act"); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

PERFORMANCE INFORMATION


The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Kemper High Yield Subaccount, Kemper Government Securities Subaccount and Kemper Investment Grade Bond Subaccount may also advertise 'yield'. The Kemper Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.


Standardized average annual total return and nonstandardized total return calculations measure the Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments for the period. Standardized average annual total return and nonstandardized total return will be quoted for periods of at least one year, three years, five years and ten years and a period covering the time the underlying Portfolio has been held in the Subaccount (life of Subaccount) for standardized average annual total return or a period covering the time the underlying Portfolio has been in existence (life of Portfolio) for nonstandardized total return. This information will be current for a period ending with the most recent calendar quarter for standardized average annual total return and the most recent calendar month for nonstandardized total return. Standardized average annual total return figures are annualized, and, therefore, represent the average annual percentage change in the value of a Subaccount's investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.

Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Kemper Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, so the Subaccount generates the same level of net income over a one year period which is compounded on a semi-annual basis. The effective yield for the Kemper Money Market Subaccount is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Kemper Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.


The Subaccounts' units are sold at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values will fluctuate. You may redeem Subaccount units at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return figures do not include the effect of any Withdrawal Charge that may be imposed upon the redemption of units, and thus may be higher than if Withdrawal Charges were deducted. Standardized average annual total return figures include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period in question.



The Subaccounts may be compared to relevant indexes and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australia, Far East Index and M.S.C.I. Emerging Market Free Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields, and principal is guaranteed and may be insured. The units of the Subaccounts are not insured. Also, the value of the Subaccounts will fluctuate.



From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, NATIONAL UNDERWRITER, SELLING LIFE INSURANCE, BROKER WORLD, REGISTERED REPRESENTATIVE, INVESTMENT ADVISOR and VARDS.



Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                              FIXED ACCOUNT OPTION



Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 ("1933 Act"), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless we refer to fixed accumulation and annuity elements.



We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate of 3%. At our discretion, we may credit interest in excess of 3%. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.


                                 THE CONTRACTS

A. GENERAL INFORMATION.


This Prospectus offers both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent payment is $500. An initial allocation of less than $100 may be made to the General Account or to a Subaccount, or to the General Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.



You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking [PAC] Agreement"). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:



     - The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.


     - The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.


You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the "free look" period, please also include a letter of instruction.



During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See "Federal Tax Matters.")


Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations.


You designate the Beneficiary. If the Annuitant or you die, and no designated Beneficiary or contingent beneficiary is alive at that time, we will pay the Annuitant's or your estate.


Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

B. THE ACCUMULATION PERIOD.

  1. APPLICATION OF PURCHASE PAYMENTS.


You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit by 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. However, with respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.



The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.



If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.


We may issue a Contract without a signed application if:

     - a dealer provides us with application information, electronically or in writing,

     - we receive the initial Purchase Payment, and


     - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.


2. ACCUMULATION UNIT VALUE.

Each Subaccount has an Accumulation Unit value. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount's Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

     (1 / 2)--3, where:

     (1) is the net result of:

        - the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

        - the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus


        - a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;



     (2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and


     (3) is the factor representing the mortality and expense risk and administration charges.

3. CONTRACT VALUE.

On any Valuation Date, the Contract Value equals the total of:

     - the number of Accumulation Units credited to each Subaccount, times

     - the value of a corresponding Accumulation Unit for each Subaccount, plus


     - your interest in the General Account.


4. TRANSFER DURING ACCUMULATION PERIOD.


During the Accumulation Period, you may transfer the Contract Value among the Subaccounts and the General Account subject to the following provisions:



     - The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and



     - You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the General Account.



If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized asset allocation program. However, we do not currently offer or participate in any asset allocation program and we take no responsibility for any third party asset allocation program. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations.



We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the General Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time (subject to state requirements). We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.


5. WITHDRAWAL DURING ACCUMULATION PERIOD.


You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See "Federal Tax Matters.") A withdrawal of all Contract Value is called a surrender.

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See "Withdrawal Charge")



For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.



You may request a partial withdrawal subject to the following:


     - The amount requested must be at least $500 in each investment option or the General Account from which withdrawal is requested.


     - You must leave at least $500 in each investment option from which the withdrawal is requested unless the total value is transferred.



Election to withdraw shall be made in writing to us at our home office: Kemper Investors Life Insurance Company, Contact Center, 1 Kemper Drive, Long Grove, IL 60049 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our home office provided, however, that we may suspend withdrawals or delay payment more than seven days


     - during any period when the New York Stock Exchange is closed,

     - when trading is restricted or the SEC determines an emergency exists, or

     - as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See "Federal Tax Matters.")


A participant in the Texas Optional Retirement Program ("ORP") must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.


6. DEATH BENEFIT.


If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of



     - the Contract Value less Debt, or



     - the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals. If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt. You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under "Annuity Options" below.



For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under "Annuity Options." The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased's attainment of age 90, the death benefit will be the greater of:


     - the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

     - the Contract Value minus Debt, or


     - the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased's 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased's 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.


7. LOANS.


If the Contract is issued as a tax sheltered annuity under Section 403(b) of the Code or with a qualified plan under Code Section 401, you may request a loan (if permitted by the ERISA qualified plan) any time during the Accumulation Period. Loans are made from the General Account and are limited to the General Account Contract Value minus any Withdrawal Charge that would apply to the Contract Value and minus interest on the loan for the remainder of the Contract Year. In general, under the Code loans may not exceed 50% of the Contract Value. If the Contract Value is at least $20,000 or the Contract is part of an ERISA qualified plan, the maximum loan amount (subject to ERISA qualified plan terms) is the lesser of:


     - 50% of the Contract Value, or

     - $50,000 reduced by the highest loan balance over the prior 12 months.

If the Contract Value is less than $20,000 and is not part of an ERISA qualified plan, the maximum loan amount is the lesser of:

     - $10,000, or


     - 80% of the Contract Value (less Debt and charges).


The minimum loan is $1,000.


For non-ERISA loans under Section 403(b), the loan interest rate is 5.5% per year. For loans issued under ERISA plans, the loan interest rate will vary based on current rates. Interest that is not paid when due is added to the loan and bears interest at the same rate as the loan. While the loan is outstanding, the portion of the General Account Contract Value that equals the Debt will earn interest at a rate 2.5% less than the loan rate.



Loans must be repaid in substantially equal quarterly payments within 5 years. Loans used to purchase your principal residence must be repaid within 30 years.



If a loan payment is not made when due, interest will continue to accrue. On Code Section 403(b) Contracts, to the extent permitted by law, the amount of the defaulted payment plus accrued interest will be deducted from the Contract and paid to us. Any loan payment which is not made when due, plus interest, is treated as a distribution of the entire outstanding loan balance and may be taxable to the borrower, and may be subject to early withdrawal tax penalty.



If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. Any loans made under a Contract will be subject to Code requirements, our administrative procedures as reflected under our loan agreements, and, if applicable, ERISA.

                         CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:


     - mortality and expense risk charge,



     - administrative expenses,



     - Records Maintenance Charge,



     - Withdrawal Charge, and



     - Premium Tax.



Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.


We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. MORTALITY RISK.


Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.



Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.


2. EXPENSE RISK.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. ADMINISTRATIVE COSTS.


The daily asset charge for administrative costs reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.



B. RECORDS MAINTENANCE CHARGE.



We assess an annual Records Maintenance Charge (assessed ratably each quarter) during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar year whether or not any Purchase Payments have been made during the year. The Records Maintenance Charge is:


     - $30 annually for Contracts with Contract Value under $25,000.

     - $15 annually for Contracts with Contract Value between $25,000 and
       $50,000.

     - No Records Maintenance Charge for Contracts with Contract Value over $50,000.

The Record Maintenance Charge is not assessed during the Annuity Period.


The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract's participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.



At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.



C. WITHDRAWAL CHARGE.



We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.



Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.



If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:


CONTRIBUTION                                   WITHDRAWAL
YEAR                                             CHARGE
------------                                   ----------
First......................................        6%
Second.....................................        5%
Third......................................        4%
Fourth.....................................        3%
Fifth......................................        2%
Sixth......................................        1%
Seventh and following......................        0%

Purchase Payments are deemed surrendered in the order in which they were received.


When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.



Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.") The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.



Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.



The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. See "The Annuity Period -- Annuity Options" for a discussion of the Annuity Options available.



We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Kemper Variable Series ("KVS"), KVS investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.



D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.



Each Portfolio's net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Investment management fees appear on page 4. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' Statements of Additional Information.



E. STATE PREMIUM TAXES.



Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. See "Appendix -- State Premium Tax Chart" in the Statement of Additional Information.

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.



Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.



In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily asset charge for administrative costs and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.



In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider:



     - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;


     - the total amount of Purchase Payments to be received and the method in which they will be remitted;


     - any prior or existing relationship with us;


     - the level of commission paid to selling broker-dealers;

     - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

     - the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.


                               THE ANNUITY PERIOD



Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.


1. ANNUITY PAYMENTS.

Annuity payments are based on:


     - the annuity table specified in the Contract,


     - the selected Annuity Option, and

     - the investment performance of the selected Subaccount.

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see "Withdrawal Charge.")

2. ANNUITY OPTIONS.


You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.



The amount of periodic annuity payments may depend upon:


     - the Annuity Option selected;

     - the age and sex of the payee; and

     - the investment experience of the selected Subaccount(s).

For example:

     - if Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

     - if Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

     - if Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

     - if Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.


The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.



If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:


     - Option 2, or


     - Option 1 or 3 for a period no longer than the life expectancy of the Beneficiary (but not less than 5 years from your death).



If the Beneficiary is not an individual, the entire interest must be distributed within 5 years of your death. The Death Benefit distribution must begin no later than one year from your death, unless a later date is prescribed by federal regulation.


OPTION 1--INCOME FOR SPECIFIED PERIOD.


Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee's death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily asset charges for mortality and expense risks and administrative costs.



Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.


OPTION 2--LIFE INCOME.


Option 2 provides for an annuity over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee's death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.


OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED.


Option 3 provides an annuity payable monthly during the payee's lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

OPTION 4--JOINT AND SURVIVOR ANNUITY.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee's death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee's death without regard to the number or total amount of payments received.

3. ALLOCATION OF ANNUITY.


You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period for the purposes of such allocation. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.


4. TRANSFER DURING ANNUITY PERIOD.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

     - Transfers to a Subaccount are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

     - All interest in a Subaccount must be transferred.


     - If we receive notice of transfer to a Subaccount more than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.



     - If we receive notice of transfer to a Subaccount less than seven (7) days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.


     - Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least thirty (30) days prior to the anniversary.

A Subaccount's Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. ANNUITY UNIT VALUE.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

     - Annuity Unit value for the preceding Valuation Period, times

     - the net investment factor for the current Valuation Period, times

     - an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract's annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:


     - the Subaccount's Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by



     - the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.


6. FIRST PERIODIC PAYMENT UNDER VARIABLE ANNUITY.


When annuity payments begin, the value of your Contract interest is:


     - Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

     - the number of Accumulation Units credited at the end of the Valuation Period, minus


     - premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.


A 2.5% per annum rate of investment earnings is assumed by the Contract's annuity tables. If the actual net investment earnings rate exceeds 2.5% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.5% per annum, annuity payments decrease.



7. LATER PERIODIC PAYMENTS UNDER A VARIABLE ANNUITY.



Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.



8. FIXED ANNUITY PAYMENTS.



Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.


9. DEATH PROCEEDS.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See "Annuity Options.")

                              FEDERAL TAX MATTERS

A. INTRODUCTION


This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.



This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


B. OUR TAX STATUS


We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company". Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.


C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

     - the Contract must be owned by an individual,

     - Separate Account investments must be "adequately diversified",


     - we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and


     - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.



Additional exceptions to this rule include:



     - certain contracts acquired by a decedent's estate,


     - certain Qualified Plan Contracts,


     - certain contracts used with structured settlement agreements, and



     - certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.



DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.



Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."



OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.



We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.



DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, E.G., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.



The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.


2. TAXATION OF PARTIAL AND FULL WITHDRAWALS


Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income.



Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.


There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. TAXATION OF ANNUITY PAYMENTS


Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.



Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.


4. TAXATION OF DEATH BENEFITS


Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:


     - if distributed in a lump sum are taxed like a full withdrawal, or


     - if distributed under an Annuity Option are taxed like annuity payments.


After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income and:

     - if received in a lump sum are includible in income if they exceed the unrecovered investment, or

     - if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:


     - received on or after you reach age 59 1/2,



     - due to your disability,



     - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,



     - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),


     - made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or


     - made with annuities used with certain structured settlement agreements.



6. AGGREGATION OF CONTRACTS



The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS


For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.


D. QUALIFIED PLANS


The Contracts are also designed for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans"). Such Contracts are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.



The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.



Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution.


A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply to a payment:


     - received after you reach age 55 and have separated from service,



     - received after you reach age 59 1/2,



     - received after your death or because of your disability, or



     - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.



In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.



Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES


We may issue Contracts for the following types of Qualified Plans.


INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund an "Education IRA."


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit provided under this Contract when issued as an IRA, Simplified Employee Pension-IRA, SIMPLE IRA, or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under the Contract could result in increased taxes to you.



SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.



As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP
IRAs).



SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers and employees intending to use the Contract in connection with such plans should consult a tax adviser.



ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:



     -  Roth IRA contributions are never deductible,



     - "qualified distributions" from a Roth IRA are excludable from income,



     - mandatory distribution rules do not apply before death,



     - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,



     - special eligibility requirements apply, and



     - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.






All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.



Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer.



As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which would include Roth
IRAs). It is possible that the presence of the death benefit under the Contract could result in increased taxes to you.



TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless you also purchase a life insurance contract as part of your tax-sheltered annuity plan.



Tax-sheltered annuity contracts must contain restrictions on withdrawals of:


     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

     - earnings on those contributions, and


     - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988. These amounts can be paid only if you have reached age 59 1/2, separated from service, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to
       Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS


If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:



     - minimum distributions required under Section 401(a)(9) of the Code, and


     - certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."


Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING


We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.


                           DISTRIBUTION OF CONTRACTS


The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:


        Investors Brokerage Services, Inc. ("IBS")
        1 Kemper Drive
        Long Grove, Illinois, 60049


IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.


                                 VOTING RIGHTS


Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.



Owners have voting rights in a Fund or Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants' voting rights decrease as Annuity Units decrease.



                    REPORTS TO CONTRACT OWNERS AND INQUIRIES



Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.



You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 1 Kemper Drive, Long Grove, Illinois 60049.

                             DOLLAR COST AVERAGING


Under our Dollar Cost Averaging program, a predesignated portion of the Kemper Money Market or Kemper Government Securities Subaccount Value is automatically transferred monthly for a specified duration to other Subaccounts and the General Account. The Dollar Cost Averaging program is available only during the Accumulation Period. You may also elect transfers from the General Account on a quarterly basis. You may enroll any time by completing our Dollar Cost Averaging form. Transfers are made on the second Tuesday of the month. We must receive the enrollment form at least five business days before the transfer date.


The minimum transfer amount is $500 per Subaccount or General Account. The total Contract Value in the Kemper Money Market or Kemper Government Securities Subaccount at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

     - the number of designated monthly transfers has been completed,

     - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,


     - we receive your written termination at least five business days before the next transfer date, or


     - the Contract is surrendered or annuitized.


If the General Account balance is at least $10,000, you may elect automatic calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.


Dollar Cost Averaging is not available during the Annuity Period.

                           SYSTEMATIC WITHDRAWAL PLAN


We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the General Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us.



                         PROVISIONS OF PRIOR CONTRACTS



Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:



FIXED ACCUMULATION OPTIONS. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.



TRANSFER DURING ACCUMULATION PERIOD. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.



WITHDRAWALS DURING ACCUMULATION PERIOD. You may request a partial withdrawal subject to the following conditions:



     - The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

     - Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.



LOANS. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.


RECORDS MAINTENANCE CHARGE. We will assess an annual Records Maintenance Charge of $25 during the Accumulation period against each contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

ANNUITY UNIT VALUE AND FIRST PERIODIC PAYMENT. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.


                               LEGAL PROCEEDINGS



There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.


             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; and Appendix. The Statement of Additional Information should be read in conjunction with this Prospectus.

APPENDIX

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT


This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.


A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 1 Kemper Drive, Long Grove, Illinois 60049, or call (888) 477-9700.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.


4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date)(see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.



If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.


5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), (1) all contributions to an IRA, including a Roth IRA, must be cash contributions which do not exceed $2,000 for any taxable year, and (2) all contributions to a SIMPLE IRA must be cash contributions, including matching or nonelective employer contributions (see "SIMPLE IRAs"), which do not exceed $6,000 for any year (as adjusted for inflation).

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS


1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments under an IRA. In one, you transfer amounts from one IRA to another. With the other, you transfer amounts from a qualified employee benefit plan or tax-sheltered annuity to an IRA. Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA or to a SIMPLE Individual Retirement Account under
Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A direct transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA, qualified pension or profit-sharing plan or tax-sheltered annuity, or from a direct transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE IRA or SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA or SIMPLE Individual Retirement Account.


6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan or tax-sheltered annuity will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.


D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

1. In general, the amount you can contribute each year to an IRA is the lesser of $2,000 or your taxable compensation for the year. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.


2. In the case of a married couple filing a joint return, up to $2,000 can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $4,000 for the year. Previously, if one spouse had no compensation or elected to be treated as having no compensation, the total combined contributions to both IRAs could not be more than $2,250.



3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:


     a. $2,000, or

     b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.


4. Even if your spouse is covered by an employer retirement plan, you may be able to deduct your contributions to an IRA if you are not covered by an employer plan. The deduction is limited to $2,000 and it must be reduced if your adjusted gross income on a joint return is more than $150,000 but less than $160,000. Your deduction is eliminated if your income on a joint return is $160,000 or more.


5. Contributions to your IRA can be made at any time. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAS



1. SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $30,000 or 15% of compensation.


2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor). Information about the Kemper SEP is available upon request.

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $6,000 (as adjusted for inflation) for the year. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $150,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over the life or the lives of you and your spouse, provided that, if installments are guaranteed, the guaranty period does not exceed the lesser of 20 years or the applicable life expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary. Life expectancies are determined using the expected return multiple tables shown in IRS Publication 590 "Individual Retirement Arrangements." To obtain a free copy of IRS Publication 590 and other IRS forms, phone the IRS toll free at 1-800-729-3676 or write the IRS Forms Distribution Center for your area as shown in your income tax return instructions.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS


1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.


2. The IRS is not presently accepting submissions for opinion letters approving annuities as Roth IRAs, but will issue in the future procedures for requesting such opinion letters. We will apply for approval as soon as possible after the IRS issues its procedures on this matter. Such approval will be a determination only as to the form of the annuity, and will not represent a determination of the merits of the annuity.


3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.


4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS


1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.


2. The aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of $2,000 and 100% of your compensation for the taxable year. However, if you file a joint return and receive less compensation for the taxable year than your spouse, the contribution limit for the taxable year is the lesser of $2,000 and the sum of (1) your compensation for the taxable year, and (2) your spouse's compensation for the taxable year reduced by any deductible contributions to an IRA of your spouse, and by any contributions to a Roth IRA for your spouse, for the taxable year.

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

     (a) the excess of (i) your adjusted gross income for the taxable year, over
     (ii) the "applicable dollar amount," bears to

     (b) $15,000 (or $10,000 if you are married).

For this purpose, "adjusted gross income" is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS


1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.


You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.



2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.



In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurred before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.


3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.


5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.


L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).


2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.


An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS


There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply:


1. To amounts that are rolled over tax free;


2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);


3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------

* Includes applicable withdrawal charges as described in Item O below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

END OF            LUMP SUM TERMINATION               AT               LUMP SUM TERMINATION
 YEAR              VALUE OF CONTRACT *               AGE               VALUE OF CONTRACT *
------------------------------------------------------------------------------------------------------
  1                                                  60
------------------------------------------------------------------------------------------------------
  2                                                  65
------------------------------------------------------------------------------------------------------
  3                                                  70
------------------------------------------------------------------------------------------------------
  4
------------------------------------------------------------------------------------------------------
  5
------------------------------------------------------------------------------------------------------

* Includes applicable withdrawal charges as described in Item O below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.


2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.


3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under 1 year, 6%; over 1 to 2 years, 5%; over 2 to 3 years, 4%; over 3 to 4 years, 3%; over 4 to 5 years, 2%; over 5 to 6 years, 1%; 6th year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."


5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION
 YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*
-----------------------------------------------------------------------------------------
   1       $ 1,000       14       $17,371       27       $41,703       40      $ 77,436
-----------------------------------------------------------------------------------------
   2         2,000       15        18,929       28        43,991       41        80,796
-----------------------------------------------------------------------------------------
   3         3,038       16        20,534       29        46,348       42        84,256
-----------------------------------------------------------------------------------------
   4         4,130       17        22,187       30        48,775       43        87,821
-----------------------------------------------------------------------------------------
   5         5,264       18        23,889       31        51,275       44        91,492
-----------------------------------------------------------------------------------------
   6         6,442       19        25,643       32        53,850       45        95,274
-----------------------------------------------------------------------------------------
   7         7,665       20        27,449       33        56,503       46        99,169
-----------------------------------------------------------------------------------------
   8         8,932       21        29,309       34        59,235       47       103,181
-----------------------------------------------------------------------------------------
   9        10,236       22        31,225       35        62,048       48       107,313
-----------------------------------------------------------------------------------------
  10        11,580       23        33,199       36        64,947       49       111,569
-----------------------------------------------------------------------------------------
  11        12,965       24        35,232       37        67,932       50       115,953
-----------------------------------------------------------------------------------------
  12        14,390       25        37,326       38        71,007
-----------------------------------------------------------------------------------------
  13        15,859       26        39,482       39        74,174
-----------------------------------------------------------------------------------------

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION   END OF   TERMINATION
 YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*      YEAR      VALUES*
-----------------------------------------------------------------------------------------
   1       $1,000        14       $1,513        27       $2,221        40       $3,262
-----------------------------------------------------------------------------------------
   2        1,013        15        1,558        28        2,288        41        3,360
-----------------------------------------------------------------------------------------
   3        1,053        16        1,605        29        2,357        42        3,461
-----------------------------------------------------------------------------------------
   4        1,095        17        1,653        30        2,427        43        3,565
-----------------------------------------------------------------------------------------
   5        1,138        18        1,702        31        2,500        44        3,671
-----------------------------------------------------------------------------------------
   6        1,183        19        1,754        32        2,575        45        3,782
-----------------------------------------------------------------------------------------
   7        1,230        20        1,806        33        2,652        46        3,895
-----------------------------------------------------------------------------------------
   8        1,267        21        1,860        34        2,732        47        4,012
-----------------------------------------------------------------------------------------
   9        1,305        22        1,916        35        2,814        48        4,132
-----------------------------------------------------------------------------------------
  10        1,344        23        1,974        36        2,898        49        4,256
-----------------------------------------------------------------------------------------
  11        1,384        24        2,033        37        2,985        50        4,384
-----------------------------------------------------------------------------------------
  12        1,426        25        2,094        38        3,075
-----------------------------------------------------------------------------------------
  13        1,469        26        2,157        39        3,167
-----------------------------------------------------------------------------------------

* Includes applicable withdrawal charges.

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2000

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT

                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III

                                   ISSUED BY

                    KEMPER INVESTORS LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

   HOME OFFICE: 1 KEMPER DRIVE, LONG GROVE, ILLINOIS 60049     (888) 477-9700


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2000. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                               ------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Services to the Separate Account............................  B-1
Performance Information of Subaccounts......................  B-1
State Regulation............................................  B-13
Experts.....................................................  B-14
Financial Statements........................................  B-14
Appendix....................................................  B-78

                        SERVICES TO THE SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.


The independent auditors for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 1999, 1998 and 1997. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 1999, 1998 and 1997.


The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 1999, 1998 and 1997 KILICO incurred gross commissions payable of approximately $19,858,000, $14,785,000 and $14,741,000, respectively, to licensed insurance agents.


                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts; "yield" information may be provided in the case of the Kemper High Yield Subaccount, Kemper Investment Grade Bond Subaccount, the Kemper Government Securities Subaccount and the Scudder VLIF Bond Subaccount; and "yield" and "effective yield" information may be provided in the case of the Kemper Money Market Subaccount. These various measures of performance are described below.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first taking a hypothetical $1,000 investment in each of the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Withdrawal Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Contract Owner accounts. Premium taxes are not included in the term charges. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.

No standard formula has been prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a specific period is calculated by first taking an investment (assumed to be $10,000 below) in each Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Premium taxes are not included in the term charges. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $10,000 was chosen because that approximates the size of a typical account. The account size used affects the performance figure because the Records Maintenance Charge is a fixed per account charge. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized non-standardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return will cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts within the Separate Account for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

Performance information will be shown for periods from April 6, 1982 (inception) for the Kemper Money Market Subaccount, Kemper Total Return Subaccount and Kemper High Yield Subaccount, and for periods from December 9, 1983 (inception) for the Kemper Growth Subaccount. This performance information is stated to reflect that the Separate Account was reorganized on November 3, 1989 as a unit investment trust with Subaccounts investing in corresponding Portfolios of the Fund. In addition, on that date the Kemper Government Securities Subaccount was added to the Separate Account to invest in the Fund's Government Securities Portfolio. For the Kemper Government Securities Subaccount, performance figures will reflect investment experience as if the Kemper Government Securities Subaccount had been available under the Contracts since September 3, 1987, the inception date of the Kemper Government Securities Portfolio.


The yield for the Kemper High Yield Subaccount, the Kemper Investment Grade Bond Subaccount, the Kemper Government Securities Subaccount, and the Scudder VLIF Bond Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Kemper High Yield Subaccount, the Kemper Government Securities Subaccount and the Kemper Investment Grade Bond Subaccount, based upon the one month period ended March 31, 2000 were 10.54%, 4.82%, and 4.81%, respectively. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the accumulation unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                 a - b
                -------
  YIELD = 2[(             +1)(6) - 1
                  cd

a = net dividends and interest earned during the period by the Fund attributable to the Subaccount

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d = the Accumulation Unit value per unit on the last day of the period

The yield of each Subaccount reflects the deduction of all recurring fees and charges applicable to each Subaccount, but does not reflect the deduction of withdrawal charges or premium taxes.


The Kemper Money Market Subaccount's yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit Value during the period is divided by the Accumulation Unit Value at the beginning of the period ("base period return") and the result is divided by 7 and multiplied by 365 and the current yield figure carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of the Account's portfolio are not included in the calculation. The Kemper Money Market Subaccount's yield for the seven-day period ended March 31, 2000 was 4.23% and average portfolio maturity was 23 days.



The Kemper Money Market Subaccount's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) (365)/(7) -- 1. The Kemper Money Market Subaccount's effective yield for the seven day period ended March 31, 2000 was 4.32%.


In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account uses in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. The performance figures include the deduction of all expenses and fees, including a prorated portion of the Records Maintenance Charge. Redemptions within the first six years after purchase may be subject to a Withdrawal Charge that ranges from 6% the first year to 0% after six years. Yield, effective yield and nonstandardized total return do not reflect the effect of the Withdrawal Charge or premium taxes that may be imposed upon the redemption of units. Standardized average annual total return reflects the effect of the applicable Withdrawal Charge (but not premium tax) that may be imposed at the end of the period in question.


The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, MORNINGSTAR, INC., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as MORNINGSTAR, INC., THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BARRON'S, FORTUNE, THE CHICAGO TRIBUNE, USA TODAY, INSTITUTIONAL INVESTOR, NATIONAL UNDERWRITER, SELLING LIFE INSURANCE, BROKER WORLD, REGISTERED REPRESENTATIVE, INVESTMENT ADVISER and VARDS.



The following tables include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 1999.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1999)


                                                                                                                     STANDARDIZED
                                                                                                                       AVERAGE
                                                                                             NONSTANDARDIZED            ANNUAL
                                                                                             TOTAL RETURN(1)            TOTAL
                                                                                         ------------------------     RETURN(2)
                                                             YEAR TO DATE                CUMULATIVE    ANNUALIZED    ------------
                                                                 (%)          ENDING        (%)           (%)         ANNUALIZED
                                                              RETURN(3)      VALUE(4)      RETURN        RETURN       (%) RETURN
                                                             ------------    --------    ----------    ----------    ------------
KEMPER CONTRARIAN VALUE SUBACCOUNT.......................      -11.38%
  Life of Subaccount (from 05/01/96).....................                    $15,628        56.28%        12.94%         11.80%
  Life of Portfolio (from 05/01/96)......................                     15,628        56.28         12.94          11.80
  Three Years............................................                     13,431        34.31         10.33           8.98
  One Year...............................................                      8,864       -11.38        -11.38         -16.17
KEMPER VALUE+GROWTH SUBACCOUNT...........................        15.00
  Life of Subaccount (from 05/01/96).....................                     19,202        92.02         19.46          18.26
  Life of Portfolio (from 05/01/96)......................                     19,202        92.02         19.46          18.26
  Three Years............................................                     16,901        69.01         19.12          17.65
  One Year...............................................                     11,502        15.00         15.00           8.79
KEMPER HORIZON 20+ SUBACCOUNT............................         7.83
  Life of Subaccount (from 05/01/96).....................                     16,371        63.71         14.38          13.23
  Life of Portfolio (from 05/01/96)......................                     16,371        63.71         14.38          13.23
  Three Years............................................                     14,313        43.13         12.70          11.31
  One Year...............................................                     10,785         7.83          7.83           2.01
JANUS ASPEN GROWTH SUBACCOUNT............................        42.14
  Life of Subaccount (from 09/15/95).....................                     27,865       178.65         26.90          26.12
  Life of Portfolio (from 09/13/93)......................                     36,247       262.47         22.69            N/A
  Five Years.............................................                     34,654       246.54         28.22            N/A
  Three Years............................................                     23,604       130.64         32.12          30.71
  One Year...............................................                     14,214        42.14         42.14          34.87
FIDELITY VIP EQUITY-INCOME SUBACCOUNT....................         4.97
  Life of Subaccount (from 05/01/96).....................                     15,647        56.47         12.98          11.84
  Life of Portfolio (from 10/09/86)......................                     46,526       365.26         12.32            N/A
  Ten Years..............................................                     34,004       240.04         13.01            N/A
  Five Years.............................................                     22,007       120.07         17.09            N/A
  Three Years............................................                     14,627        46.27         13.52          12.12
  One Year...............................................                     10,497         4.97          4.97          -0.72
FIDELITY VIP GROWTH SUBACCOUNT...........................        35.67
  Life of Subaccount (from 05/01/96).....................                     23,584       135.84         26.35          25.27
  Life of Portfolio (from 10/09/86)......................                     82,056       720.56         17.24            N/A
  Ten Years..............................................                     54,127       441.27         18.39            N/A
  Five Years.............................................                     34,457       244.57         28.07            N/A
  Three Years............................................                     22,773       127.73         31.56          30.14
  One Year...............................................                     13,567        35.67         35.67          28.40
FIDELITY VIP II INDEX 500 SUBACCOUNT.....................        18.96
  Life of Subaccount (from 05/01/96).....................                     22,457       124.57         24.67          23.55
  Life of Portfolio (from 08/27/92)......................                     37,072       270.72         19.52            N/A
  Five Years.............................................                     32,416       224.16         26.49            N/A
  Three Years............................................                     19,742        97.42         25.45          23.91
  One Year...............................................                     11,896        18.96         18.96          12.52



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


  results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth


more or less than their original cost. See page B-9 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1999)
                                  (CONTINUED)


                                                                                                                    STANDARDIZED
                                                                                                                       AVERAGE
                                                                                                                       ANNUAL
                                                                                         NONSTANDARDIZED                TOTAL
                                                                                         TOTAL RETURN(1)              RETURN(2)
                                                                                  ------------------------------    -------------
                                                   YEAR TO DATE(%)     ENDING     CUMULATIVE(%)    ANNUALIZED(%)    ANNUALIZED(%)
                                                      RETURN(3)       VALUE(4)       RETURN           RETURN           RETURN
                                                   ---------------    --------    -------------    -------------    -------------
KEMPER MONEY MARKET SUBACCOUNT #1 (7)..........         3.48%
  Life of Subaccount (from 04/06/81)...........                       $24,551       145.51%             5.20%            5.19%
  Life of Portfolio (from 04/06/82)............                        24,551        145.51             5.20             5.19
  Ten Years....................................                        14,345         43.45             3.67             3.66
  Five Years...................................                        12,078         20.78             3.85             3.45
  Three Years..................................                        11,165         11.65             3.74             2.46
  One Year.....................................                        10,350          3.48             3.48            -2.11
KEMPER HIGH YIELD SUBACCOUNT(6)................          0.82
  Life of Subaccount (from 04/06/82)...........                        61,121        511.21            10.75            10.75
  Life of Portfolio (from 04/06/82)............                        61,121        511.21            10.75            10.75
  Ten Years....................................                        24,134        141.34             9.21             9.20
  Five Years...................................                        14,519         45.19             7.74             7.34
  Three Years..................................                        11,127         11.27             3.62             2.35
  One Year.....................................                        10,084          0.82             0.82            -4.62
KEMPER GOVERNMENT SECURITIES SUBACCOUNT........         -0.63
  Life of Subaccount (from 11/03/89)...........                        17,685         76.85             5.77             5.76
  Life of Portfolio (from 09/03/87)............                        20,135        101.35             5.84              N/A
  Ten Years....................................                        17,471         74.71             5.73             5.72
  Five Years...................................                        13,431         34.31             6.08             5.68
  Three Years..................................                        11,295         12.95             4.14             2.86
  One Year.....................................                         9,939         -0.63            -0.63            -6.00
KEMPER INVESTMENT GRADE BOND SUBACCOUNT........         -3.34
  Life of Subaccount (from 05/01/96)...........                        11,386         13.86             3.60             2.55
  Life of Portfolio (from 05/01/96)............                        11,386         13.86             3.60             2.55
  Three Years..................................                        11,088         10.88             3.50             2.23
  One Year.....................................                         9,668         -3.34            -3.34            -8.56
SCUDDER VLIF BOND SUBACCOUNT...................         -2.22
  Life of Subaccount (from 05/01/99)...........                           N/A           N/A              N/A              N/A
  Life of Portfolio (from 07/16/85)............                        24,326        143.26             6.34              N/A
  Ten Years....................................                        17,902         79.02             6.00              N/A
  Five Years...................................                        13,120         31.20             5.58              N/A
  Three Years..................................                        11,080         10.80             3.48              N/A
  One Year.....................................                         9,778         -2.22            -2.22              N/A
KEMPER GROWTH SUBACCOUNT.......................         35.34
  Life of Subaccount (from 12/09/83)...........                        94,008        839.76            14.97            14.97
  Life of Portfolio (from 12/09/83)............                        94,008        839.76            14.97            14.97
  Ten Years....................................                        49,759        397.59            17.41            17.40
  Five Years...................................                        29,036        190.36            23.76            23.30
  Three Years..................................                        18,424         84.24            22.59            21.09
  One Year.....................................                        13,536         35.34            35.34            28.09
FIDELITY VIP II CONTRAFUND SUBACCOUNT..........         22.66
  Life of Subaccount (from 05/01/96)...........                        21,512        115.12            29.99            22.06
  Life of Portfolio (from 01/03/95)............                        31,838        218.38            31.33              N/A
  Three Years..................................                        19,288         92.88            24.48            22.95
  One Year.....................................                        12,266         22.66            22.66            16.02



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


  results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth


more or less than their original cost. See page B-9 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1999)
                                  (CONTINUED)


                                                                                                                   ANNUAL
                                                                                   NONSTANDARDIZED                 TOTAL
                                                                                   TOTAL RETURN(1)               RETURN(2)
                                                                           --------------------------------    --------------
                                           YEAR TO DATE (%)     ENDING     CUMULATIVE (%)    ANNUALIZED (%)    ANNUALIZED (%)
                                              RETURN(3)        VALUE(4)        RETURN            RETURN            RETURN
                                           ----------------    --------    --------------    --------------    --------------
LEXINGTON NATURAL RESOURCES
  SUBACCOUNT...........................        12.63%
  Life of Subaccount (from 09/15/95)...                        $11,882          18.82%             4.09%             3.41%
  Life of Portfolio (10/14/91).........                         14,526          45.26              4.65               N/A
  Five Years...........................                         13,654          36.54              6.43               N/A
  Three Years..........................                          9,452          -5.48             -1.86             -3.07
  One Year.............................                         11,263          12.63             12.63              6.53
DREYFUS SOCIALLY RESPONSIBLE GROWTH
  SUBACCOUNT...........................         28.42
  Life of Subaccount (from 05/01/99)...                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 10/07/93)....                         35,482         254.82             22.52               N/A
  Five Years...........................                         33,086         230.86             27.04               N/A
  Three Years..........................                         20,804         108.04             27.66               N/A
  One Year.............................                         12,842          28.42             28.42               N/A
SCUDDER VLIF CAPITAL GROWTH
  SUBACCOUNT...........................         33.50
  Life of Subaccount (from 05/01/99)...                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 07/16/85)....                         86,398         763.98             16.07               N/A
  Ten Years............................                         46,109         361.09             16.51               N/A
  Five Years...........................                         32,776         227.76             26.80               N/A
  Three Years..........................                         21,764         117.64             29.59               N/A
  One Year.............................                         13,350          33.50             33.50               N/A
ALGER AMERICAN GROWTH
  SUBACCOUNT...........................         32.03
  Life of Subaccount (from 05/01/99)...                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 01/06/89)....                         84,605         746.05             21.45               N/A
  Ten Years............................                         69,046         590.46             21.31               N/A
  Five Years...........................                         36,085         260.85             29.26               N/A
  Three Years..........................                         23,957         139.57             33.81               N/A
  One Year.............................                         13,203          32.03             32.03               N/A
AMERICAN CENTURY VP INCOME & GROWTH
  SUBACCOUNT...........................         16.51
  Life of Subaccount (from 05/01/99)...                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 10/30/97)....                         15,695          56.95             23.09               N/A
  One Year.............................                         11,651          16.51             16.51               N/A
AMERICAN CENTURY VP VALUE
  SUBACCOUNT...........................         -2.12
  Life of Subaccount (from 05/01/99)...                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 05/01/96)....                         14,031          40.31              9.67               N/A
  Three Years..........................                         12,605          26.05              8.02               N/A
  One Year.............................                          9,788          -2.12             -2.12               N/A
KEMPER SMALL CAP GROWTH SUBACCOUNT.....         32.82
  Life of Subaccount (from 05/01/94)...                         34,396         243.96             24.35             23.95
  Life of Portfolio (from 05/01/94)....                         34,396         243.96             24.35             23.95
  Five Years...........................                         33,375         233.75             27.26             26.79
  Three Years..........................                         20,565         105.65             27.17             25.64
  One Year.............................                         13,284          32.82             32.82             25.65






The performance data quoted for the Subaccounts is based on past performance and is not representative of future


  results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth


more or less than their original cost. See page B-9 for additional information.

                              PERFORMANCE FIGURES
                           (AS OF DECEMBER 31, 1999)
                                  (CONTINUED)


                                                                                                                    STANDARDIZED
                                                                                                                      AVERAGE
                                                                                                                       ANNUAL
                                                                                       NONSTANDARDIZED                 TOTAL
                                                                                       TOTAL RETURN(1)               RETURN(2)
                                                                               --------------------------------    --------------
                                               YEAR TO DATE (%)     ENDING     CUMULATIVE (%)    ANNUALIZED (%)    ANNUALIZED (%)
                                                  RETURN(3)        VALUE(4)        RETURN            RETURN            RETURN
                                               ----------------    --------    --------------    --------------    --------------
KEMPER SMALL CAP VALUE SUBACCOUNT..........          1.46%
  Life of Subaccount (from 05/01/96).......                        $10,789           7.89%             2.09%             1.06%
  Life of Portfolio (from 05/01/96)........                         10,789           7.89              2.09              1.06
  Three Years..............................                         10,684           6.84              2.23              0.97
  One Year.................................                         10,148           1.46              1.46             -4.02
JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT...         122.52
  Life of Subaccount (from 09/15/95).......                         36,904         269.04             35.47             34.84
  Life of Portfolio (from 09/13/93)........                         59,403         494.03             32.69               N/A
  Five Years...............................                         43,985         339.85             34.48               N/A
  Three Years..............................                         32,799         227.99             48.58             47.47
  One Year.................................                         22,252         122.52            122.52            115.25
J.P. MORGAN SMALL COMPANY SUBACCOUNT.......          42.54
  Life of Subaccount (from 05/01/99).......                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 12/31/94)........                         24,027         140.27             19.15               N/A
  Five Years...............................                         24,027         140.27             33.94               N/A
  Three Years..............................                         16,013          60.13             16.99               N/A
  One Year.................................                         14,254          42.54             42.54               N/A
ALGER AMERICAN SMALL CAPITALIZATION
  SUBACCOUNT...............................          44.73
  Life of Subaccount (from 05/01/99).......                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 09/21/88)........                         73,215         632.15             19.29               N/A
  Ten Years................................                         46,823         368.23             16.69               N/A
  Five Years...............................                         26,004         160.04             21.06               N/A
  Three Years..............................                         17,755          77.55             21.09               N/A
  One Year.................................                         14,473          44.73             44.73               N/A
KEMPER INTERNATIONAL SUBACCOUNT(5).........          43.82
  Life of Subaccount (from 01/06/92).......                         26,451         164.51             12.95             12.94
  Life of Portfolio (from 01/06/92)........                         26,451         164.51             12.95             12.94
  Five Years...............................                         21,622         116.22             16.66             16.22
  Three Years..............................                         16,882          68.82             19.07             17.61
  One Year.................................                         14,384          43.82             43.82             36.57
JANUS ASPEN WORLDWIDE GROWTH
  SUBACCOUNT(5)............................          62.34
  Life of Subaccount (from 09/15/95).......                         33,100         231.00             32.08             31.40
  Life of Portfolio (from 09/13/93)........                         47,451         374.51             28.05               N/A
  Five Years...............................                         39,900         299.00             31.89               N/A
  Three Years..............................                         24,914         149.14             35.56             34.23
  One Year.................................                         16,234          62.34             62.34             55.07
LEXINGTON EMERGING MARKETS(5)
  SUBACCOUNT...............................         163.18
  Life of Subaccount (from 09/15/95).......                         16,499          65.00             12.35             11.62
  Life of Portfolio (from 03/30/94)........                         15,997          59.97              8.50               N/A
  Five Years...............................                         16,383          63.83             10.38               N/A
  Three Years..............................                         16,286          62.86             17.65             16.21
  One Year.................................                         26,318         163.18            163.18            155.91
SCUDDER VLIF INTERNATIONAL SUBACCOUNT(5)...          52.53
  Life of Subaccount (from 05/01/99).......                            N/A            N/A               N/A               N/A
  Life of Portfolio (from 05/01/87)........                         42,369         323.69             12.06               N/A
  Ten Years................................                         30,501         205.01             11.80               N/A
  Five Years...............................                         23,873         138.73             19.01               N/A
  Three Years..............................                         19,209          92.09             24.31               N/A
  One Year.................................                         15,253          52.53             52.53               N/A



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


  results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth


more or less than their original cost. See page B- 9 for additional information.

                              PERFORMANCE FIGURES

                           (AS OF DECEMBER 31, 1999)
                                  (CONTINUED)


                                                                                                                    STANDARDIZED
                                                                                                                      AVERAGE
                                                                                                                       ANNUAL
                                                                                       NONSTANDARDIZED                 TOTAL
                                                                                       TOTAL RETURN(1)               RETURN(2)
                                                                               --------------------------------    --------------
                                               YEAR TO DATE (%)     ENDING     CUMULATIVE (%)    ANNUALIZED (%)    ANNUALIZED (%)
                                                  RETURN(3)        VALUE(4)        RETURN            RETURN            RETURN
                                               ----------------    --------    --------------    --------------    --------------
KEMPER TOTAL RETURN SUBACCOUNT(6)..........         13.32%
  Life of Subaccount (from 04/06/82).......                        $79,931         699.31%           12.44%             12.44%
  Life of Portfolio (from 04/06/82)........                         79,931         699.31            12.44              12.44
  Ten Years................................                         30,640         206.40            11.85              11.84
  Five Years...............................                         21,865         118.65            16.94              16.50
  Three Years..............................                         15,256          52.56            15.12              13.70
  One Year.................................                         11,334          13.32            13.32               7.20
KEMPER HORIZON 10+ SUBACCOUNT..............          6.97
  Life of Subaccount (from 05/01/96).......                         14,966          49.66            11.62              10.49
  Life of Portfolio (from 05/01/96)........                         14,966          49.66            11.62              10.49
  Three Years..............................                         13,555          35.55            10.67               9.31
  One Year.................................                         10,699           6.97             6.97               1.20
KEMPER HORIZON 5 SUBACCOUNT................          3.49
  Life of Subaccount (from 05/01/96).......                         13,556          35.56             8.65               7.55
  Life of Portfolio (from 05/01/96)........                         13,556          35.56             8.65               7.55
  Three Years..............................                         12,477          24.77             7.66               6.33
  One Year.................................                         10,351           3.49             3.49              -2.10
JANUS ASPEN BALANCED SUBACCOUNT............         25.13
  Life of Subaccount (from 09/15/95).......                         24,188         141.88            22.80              22.01
  Life of Portfolio (from 09/13/93)........                         30,030         200.30            19.07                N/A
  Five Years...............................                         28,246         182.46            23.08                N/A
  Three Years..............................                         19,993          99.93            25.98              24.43
  One Year.................................                         12,513          25.13            25.13              18.35
FIDELITY VIP II ASSET MANAGER SUBACCOUNT...          9.67
  Life of Subaccount (from 05/01/96).......                         16,211          62.11            14.07              12.93
  Life of Portfolio (from 09/06/89)........                         31,322         213.22            11.69                N/A
  Ten Years................................                         31,196         211.96            12.05                N/A
  Five Years...............................                         19,376          93.76            14.14                N/A
  Three Years..............................                         14,835          48.35            14.05              12.65
  One Year.................................                         10,967           9.67             9.67               3.72



The performance data quoted for the Subaccounts is based on past performance and is not representative of future


  results. Investment return and principal value will fluctuate so that units, when redeemed, may be worth


more or less than their original cost. See page B-9 for additional information.

                           PERFORMANCE FIGURES--NOTES



 *  N/A Not Applicable



(1) The Nonstandardized Total Return figures quoted are based on a hypothetical $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.


(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $10,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.


(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.



(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.



(7) An investment in the Kemper Money Market Subaccount #1 is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Kemper Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The following tables illustrate an assumed $10,000 investment in shares of certain Subaccounts. The ending value does not include the effect of the applicable Withdrawal Charge that may be imposed at the end of the period, and thus may be higher than if such charge were deducted. Each table covers the period from commencement of operations of the Subaccount to December 31, 1999.

--------------------------------------------------------------------------------


           KEMPER TOTAL RETURN SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,336      $11,769
1983    ....................    14,313       13,211
1984    ....................    13,427       12,508
1985    ....................    17,019       15,853
1986    ....................    19,328       18,003
1987    ....................    19,188       17,872
1988    ....................    21,207       19,752
1989    ....................    25,945       24,164
1990    ....................    26,889       25,043
1991    ....................    36,583       34,069
1992    ....................    36,703       34,179
1993    ....................    40,598       37,805
1994    ....................    36,253       33,758
1995    ....................    45,056       41,953
1996    ....................    51,903       48,327
1997    ....................    61,440       57,204
1998    ....................    69,811       64,996
1999    ....................    79,931       74,474



            KEMPER HIGH YIELD SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1982    ....................   $12,363      $11,920
1983    ....................    14,000       13,427
1984    ....................    15,557       15,155
1985    ....................    18,686       18,203
1986    ....................    21,710       21,149
1987    ....................    22,693       22,105
1988    ....................    25,944       25,273
1989    ....................    25,278       24,624
1990    ....................    21,092       20,546
1991    ....................    31,597       30,778
1992    ....................    36,712       35,760
1993    ....................    43,466       42,338
1994    ....................    41,931       40,843
1995    ....................    48,576       47,315
1996    ....................    54,699       53,249
1997    ....................    60,215       58,651
1998    ....................    60,289       58,723
1999    ....................    61,121       59,542



          KEMPER INTERNATIONAL SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1992    ................................   $ 9,803
1993    ................................    12,836
1994    ................................    12,187
1995    ................................    13,559
1996    ................................    15,576
1997    ................................    16,818
1998    ................................    18,253
1999    ................................    26,451



        KEMPER SMALL CAP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1994    ................................   $10,296
1995    ................................    13,208
1996    ................................    16,680
1997    ................................    22,085
1998    ................................    25,795
1999    ................................    34,396



              KEMPER GROWTH SUBACCOUNT
                                             NON-
YEAR                          QUALIFIED    QUALIFIED
ENDED                           TOTAL        TOTAL
12/31                           VALUE        VALUE
-----                         ---------    ---------
1983...                        $10,290      $10,271
1984    ....................    11,254       11,237
1985    ....................    13,898       13,877
1986    ....................    14,986       14,965
1987    ....................    15,043       15,022
1988    ....................    14,908       14,887
1989    ....................    18,871       18,844
1990    ....................    18,736       18,709
1991    ....................    29,479       29,437
1992    ....................    30,123       30,080
1993    ....................    34,063       34,011
1994    ....................    32,261       32,215
1995    ....................    42,330       42,269
1996    ....................    50,798       50,725
1997    ....................    60,828       60,741
1998    ....................    69,098       68,998
1999    ....................    94,008       93,874



         KEMPER MONEY MARKET SUBACCOUNT #1
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1982    ................................   $10,747
1983    ................................    11,575
1984    ................................    12,630
1985    ................................    13,479
1986    ................................    14,185
1987    ................................    14,922
1988    ................................    15,827
1989    ................................    17,045
1990    ................................    18,195
1991    ................................    19,003
1992    ................................    19,385
1993    ................................    19,661
1994    ................................    20,157
1995    ................................    21,001
1996    ................................    21,755
1997    ................................    22,581
1998    ................................    23,418
1999    ................................    24,551

           KEMPER GOVERNMENT SECURITIES
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1987    ................................   $10,030
1988    ................................    10,232
1989    ................................    11,437
1990    ................................    12,396
1991    ................................    14,084
1992    ................................    14,708
1993    ................................    15,559
1994    ................................    14,925
1995    ................................    17,511
1996    ................................    17,711
1997    ................................    19,032
1998    ................................    20,092
1999    ................................    20,135



        KEMPER CONTRARIAN VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,628
1997    ................................    14,954
1998    ................................    17,595
1999    ................................    15,628



           KEMPER INVESTMENT GRADE BOND
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,260
1997    ................................    11,033
1998    ................................    11,746
1999    ................................    11,386



           KEMPER HORIZON 20+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,422
1997    ................................    13,566
1998    ................................    15,123
1999    ................................    16,371



            KEMPER HORIZON 5 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,850
1997    ................................    12,049
1998    ................................    13,037
1999    ................................    13,556



         KEMPER SMALL CAP VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,091
1997    ................................    12,117
1998    ................................    10,606
1999    ................................    10,789



          KEMPER VALUE+GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,354
1997    ................................    14,051
1998    ................................    16,656
1999    ................................    19,202



           KEMPER HORIZON 10+ SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,028
1997    ................................    12,689
1998    ................................    13,941
1999    ................................    14,966



           JANUS ASPEN GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,327
1996    ................................    12,062
1997    ................................    14,602
1998    ................................    19,541
1999    ................................    27,865



           JANUS ASPEN WORLDWIDE GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,425
1996    ................................    13,266
1997    ................................    15,984
1998    ................................    20,330
1999    ................................    33,100



            LEXINGTON EMERGING MARKETS
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $ 9,547
1996    ................................    10,111
1997    ................................     8,820
1998    ................................     6,244
1999    ................................    16,499

           JANUS ASPEN AGGRESSIVE GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,552
1996    ................................    11,231
1997    ................................    12,477
1998    ................................    16,524
1999    ................................    36,904



          JANUS ASPEN BALANCED SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,547
1996    ................................    12,082
1997    ................................    14,549
1998    ................................    19,273
1999    ................................    24,188



            LEXINGTON NATURAL RESOURCES
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1995    ................................   $10,032
1996    ................................    12,556
1997    ................................    13,272
1998    ................................    10,523
1999    ................................    11,882



       FIDELITY VIP EQUITY-INCOME SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,687
1997    ................................    13,502
1998    ................................    14,867
1999    ................................    15,647



     FIDELITY VIP II ASSET MANAGER SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,916
1997    ................................    12,987
1998    ................................    14,736
1999    ................................    16,211



       FIDELITY VIP II CONTRAFUND SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,145
1997    ................................    13,646
1998    ................................    17,498
1999    ................................    21,512



          FIDELITY VIP GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $10,347
1997    ................................    12,599
1998    ................................    17,336
1999    ................................    23,584



       FIDELITY VIP II INDEX 500 SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1996    ................................   $11,366
1997    ................................    14,874
1998    ................................    18,828
1999    ................................    22,457



           SCUDDER VLIF BOND SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $ 9,794



            SCUDDER VLIF CAPITAL GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $12,607



            SCUDDER VLIF INTERNATIONAL
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $14,123



        DREYFUS SOCIALLY RESPONSIBLE GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $11,901



       J.P. MORGAN SMALL COMPANY SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $14,220

         ALGER AMERICAN GROWTH SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $11,897



        ALGER AMERICAN SMALL CAPITALIZATION
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999...                                    $13,735



        AMERICAN CENTURY VP INCOME & GROWTH
                    SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $10,925



       AMERICAN CENTURY VP VALUE SUBACCOUNT
                                          QUALIFIED
                                          AND NON-
YEAR                                      QUALIFIED
ENDED                                       TOTAL
12/31                                       VALUE
-----                                     ---------
1999    ................................   $8,805


TAX-DEFERRED ACCUMULATION

                                   TAX-DEFERRED                         NON-QUALIFIED
                                RETIREMENT ANNUITY                         ANNUITY                   CONVENTIONAL
                             BEFORE-TAX CONTRIBUTIONS              AFTER-TAX CONTRIBUTIONS           SAVINGS PLAN
                            AND TAX-DEFERRED EARNINGS.            AND TAX-DEFERRED EARNINGS.           AFTER-TAX
                         --------------------------------      --------------------------------      CONTRIBUTIONS
                                            TAXABLE LUMP                          TAXABLE LUMP        AND TAXABLE
                         NO WITHDRAWALS    SUM WITHDRAWAL      NO WITHDRAWALS    SUM WITHDRAWAL        EARNINGS.
                         --------------    --------------      --------------    --------------      -------------
10 Years...............     $ 36,256          $ 25,017            $ 25,017          $ 22,395           $ 21,974
20 Years...............      114,532            79,027              79,027            64,795             59,581
30 Years...............      283,522           195,630             195,630           150,385            123,940


This chart compares the accumulation of monthly contributions into a Tax-Deferred Retirement Annuity (such as a SIMPLE IRA or a Section 403(b) annuity) through a payroll reduction program, a Non-Qualified Annuity and a Conventional Savings Plan. Before-tax contributions to the Tax-Deferred Retirement Annuity are $200 per month and the entire amount of a taxable lump sum withdrawal will be subject to income tax. After-tax contributions to the Non-Qualified Annuity and the Conventional Savings Plan are $138 per month. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 31% federal marginal tax rate, representative of the target market, and an 8% annual return. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Tax-deferred retirement accumulations, as well as the income on Non-Qualified Annuities, are taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the prospectus. The chart does not reflect the following charges and expenses under Kemper Advantage
III: 1.00% mortality and expense risk; .30% administration charges; 6% maximum deferred withdrawal charge; and a maximum of $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN]



Unlike savings plans, contributions to tax qualified retirement plans and Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax qualified retirement plans are not subject to current tax in the year of contribution. When monies are received from a tax-deferred retirement annuity or Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.


                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                    EXPERTS



The consolidated balance sheets of KILICO as of December 31, 1999 and 1998 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for the years ended December 31, 1999, 1998 and 1997 have been included herein and in the registration statement in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



The statements of assets and liabilities and contract owners' equity of the Separate Account as of December 31, 1999, and the related statements of operations and the statements of changes in contract owners' equity for each of the two years then ended and for each period presented have been included herein in reliance upon the report of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                              FINANCIAL STATEMENTS



This Statement of Additional Information contains financial statements for the Separate Account which reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       REPORT OF INDEPENDENT ACCOUNTANTS



THE BOARD OF DIRECTORS OF KEMPER INVESTORS LIFE INSURANCE COMPANY AND


CONTRACT OWNERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY'S KILICO


VARIABLE ANNUITY SEPARATE ACCOUNT



In our opinion, the accompanying statements of assets and liabilities and contract owners' equity and the related statements of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of Kemper Investors Life Insurance Company's (the "Company") KILICO Variable Annuity Separate Account, which includes the Kemper Money Market Subaccount #1, Kemper Total Return Subaccount, Kemper High Yield Subaccount, Kemper Growth Subaccount, Kemper Government Securities Subaccount, Kemper International Subaccount, Kemper Small Cap Growth Subaccount, Kemper Investment Grade Bond Subaccount, Kemper Contrarian Value Subaccount, Kemper Small Cap Value Subaccount, Kemper Value+Growth Subaccount, Kemper Horizon 20+ Subaccount, Kemper Horizon 10+ Subaccount, Kemper Horizon 5 Subaccount (investment options within the Kemper Variable Series, formerly Investors Fund Series), Janus Aspen Growth Subaccount, Janus Aspen Aggressive Growth Subaccount, Janus Aspen Worldwide Growth Subaccount, Janus Aspen Balanced Subaccount (investment options within the Janus Aspen Series), Lexington Natural Resources Subaccount (investment option within the Lexington Natural Resources Trust), Lexington Emerging Markets Subaccount (investment option within the Lexington Emerging Markets Fund, Inc.), Fidelity VIP Equity-Income Subaccount, Fidelity VIP Growth Subaccount (investment options within the Fidelity Variable Insurance Products Fund), Fidelity VIP II Asset Manager Subaccount, Fidelity VIP II Index 500 Subaccount, Fidelity VIP II Contrafund Subaccount (investment options within the Fidelity Variable Insurance Products Fund II), Scudder VLIF Bond Subaccount, Scudder VLIF Capital Growth Subaccount, Scudder VLIF International Subaccount (investment options within the Scudder Variable Life Investment Fund), Dreyfus Socially Responsible Growth Subaccount (investment option within The Dreyfus Socially Responsible Growth Fund, Inc.), J.P. Morgan Small Company Subaccount (investment option within the J.P. Morgan Series Trust
II), Alger American Growth Subaccount, Alger American Small Capitalization Subaccount (investment options within The Alger American Fund), American Century VP Income & Growth Subaccount, American Century VP Value Subaccount (investment options within the American Century Variable Portfolios, Inc.) thereof at December 31, 1999, and the results of their operations for the period presented and the changes in their contract owners' equity for each of the two years then ended, except for the Scudder VLIF Bond Subaccount as to which the period is April 7, 1999 (commencement of operations) to December 31, 1999, the Dreyfus Socially Responsible Growth Subaccount, the J.P. Morgan Small Company Subaccount, the Alger American Growth Subaccount, the Alger American Small Capitalization Subaccount, the American Century VP Income & Growth Subaccount and the American Century VP Value Subaccount as to which the period is May 3, 1999 (commencement of operations) to December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of investments owned at December 31, 1999 provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP



Chicago, Illinois


February 24, 2000

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY



DECEMBER 31, 1999


(IN THOUSANDS)



                                                                         KEMPER VARIABLE SERIES*
                                            ---------------------------------------------------------------------------------
                                               KEMPER         KEMPER       KEMPER                    KEMPER
                                                MONEY         TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER
                                               MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                            SUBACCOUNT #1   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                            -------------   ----------   ----------   ----------   ----------   -------------
ASSETS
  Investments in underlying portfolio
    funds, at current values..............    $137,366       716,720      218,357      574,900       71,783        159,793
  Dividends and other receivables.........         432            36           31            1           --              1
                                              --------       -------      -------      -------       ------        -------
         Total assets.....................     137,798       716,756      218,388      574,901       71,783        159,794
                                              --------       -------      -------      -------       ------        -------
LIABILITIES AND CONTRACT OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk and
      administrative charges..............         120           731          225          586           68            156
    Other payables........................           1           217          445          282            6             86
                                              --------       -------      -------      -------       ------        -------
         Total liabilities................         121           948          670          868           74            242
                                              --------       -------      -------      -------       ------        -------
  Contract owners' equity.................    $137,677       715,808      217,718      574,033       71,709        159,552
                                              ========       =======      =======      =======       ======        =======
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess (deficiency) of proceeds from
    units sold over payments for units
    redeemed..............................    $ 60,415        (6,653)       1,825        9,349       34,942         42,661
  Accumulated net investment income.......      77,262       466,966      220,219      275,309       37,352         29,318
  Accumulated net realized gain on sales
    of investments........................          --       138,146        3,970      100,375          346         39,837
  Unrealized appreciation (depreciation)
    of investments........................          --       117,349       (8,296)     189,000         (931)        47,736
                                              --------       -------      -------      -------       ------        -------
  Contract owners' equity.................    $137,677       715,808      217,718      574,033       71,709        159,552
                                              ========       =======      =======      =======       ======        =======


---------------


* Formerly Investors Fund Series



See accompanying notes to financial statements.

                                            KEMPER VARIABLE SERIES*
    -------------------------------------------------------------------------------------------------------
      KEMPER       KEMPER       KEMPER       KEMPER       KEMPER
    SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP      VALUE+       KEMPER        KEMPER        KEMPER
      GROWTH     GRADE BOND     VALUE        VALUE        GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5
    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    ----------   ----------   ----------   ----------   ----------   -----------   -----------   ----------
     166,144       18,607       92,226       31,631       48,370       10,321        15,416        9,194
          67          290          134            5           --           --            --           --
     -------       ------       ------       ------       ------       ------        ------        -----
     166,211       18,897       92,360       31,636       48,370       10,321        15,416        9,194
     -------       ------       ------       ------       ------       ------        ------        -----
         155           11           82           28           44           10            12            6
          --            6            4            4            2           --            --           --
     -------       ------       ------       ------       ------       ------        ------        -----
         155           17           86           32           46           10            12            6
     -------       ------       ------       ------       ------       ------        ------        -----
     166,056       18,880       92,274       31,604       48,324       10,311        15,404        9,188
     =======       ======       ======       ======       ======       ======        ======        =====
      65,173       18,577       77,678       31,478       32,016        7,600        11,824        7,948
      23,953          312        7,165           79          763          119           195           96
      25,083          368       15,069        1,825        6,973        1,033         1,727          537
      51,847         (377)      (7,638)      (1,778)       8,572        1,559         1,658          607
     -------       ------       ------       ------       ------       ------        ------        -----
     166,056       18,880       92,274       31,604       48,324       10,311        15,404        9,188
     =======       ======       ======       ======       ======       ======        ======        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY (CONTINUED)



DECEMBER 31, 1999


(IN THOUSANDS)



                                                                               JANUS ASPEN SERIES
                                                     -----------------------------------------------------------------------
                                                                         JANUS ASPEN         JANUS ASPEN
                                                     JANUS ASPEN         AGGRESSIVE           WORLDWIDE          JANUS ASPEN
                                                       GROWTH              GROWTH              GROWTH             BALANCED
                                                     SUBACCOUNT          SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                     -----------         -----------         -----------         -----------
ASSETS
  Investments in underlying portfolio funds, at
    current values.................................   $240,663             158,602             329,390             144,185
  Dividends and other receivables..................         23                  42                 121                  66
                                                      --------            --------            --------            --------
         Total assets..............................    240,686             158,644             329,511             144,251
                                                      --------            --------            --------            --------
LIABILITIES AND CONTRACT OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk and administrative
      charges......................................        159                 154                 332                 151
    Other payables.................................         28                  97                 163                   7
                                                      --------            --------            --------            --------
         Total liabilities.........................        187                 251                 495                 158
                                                      --------            --------            --------            --------
  Contract owners' equity..........................   $240,499             158,393             329,016             144,093
                                                      ========            ========            ========            ========
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess of proceeds from units sold over payments
    for units redeemed.............................   $167,597              78,989             166,827             108,887
  Accumulated net investment income................      1,903                 659                 940               2,457
  Accumulated net realized gain (loss) on sales of
    investments....................................      6,108               3,986               8,485               2,244
  Unrealized appreciation (depreciation) of
    investments....................................     64,891              74,759             152,764              30,505
                                                      --------            --------            --------            --------
  Contract owners' equity..........................   $240,499             158,393             329,016             144,093
                                                      ========            ========            ========            ========


---------------


See accompanying notes to financial statements.

    LEXINGTON          LEXINGTON
     NATURAL            EMERGING
    RESOURCES           MARKETS
      TRUST            FUND, INC.      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    ----------         ----------      -----------------------------------------
    LEXINGTON          LEXINGTON          FIDELITY VIP
     NATURAL            EMERGING             EQUITY-            FIDELITY VIP
    RESOURCES           MARKETS              INCOME                GROWTH
    SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
    ----------         ----------         ------------          ------------
      4,378              12,549               45,335                91,361
         --                  13                   --                    63
      -----              ------               ------                ------
      4,378              12,562               45,335                91,424
      -----              ------               ------                ------
          4                  13                   50                    95
         --                  --                   56                    27
      -----              ------               ------                ------
          4                  13                  106                   122
      -----              ------               ------                ------
      4,374              12,549               45,229                91,302
      =====              ======               ======                ======
      4,138               8,771               36,821                62,171
        421                 180                3,108                 5,541
       (141)             (2,112)               1,884                 2,043
        (44)              5,710                3,416                21,547
      -----              ------               ------                ------
      4,374              12,549               45,229                91,302
      =====              ======               ======                ======


           FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     ---------------------------------------------------------
     FIDELITY VIP II
          ASSET           FIDELITY VIP II      FIDELITY VIP II
         MANAGER             INDEX 500           CONTRAFUND
       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
     ---------------      ---------------      ---------------
          8,403               170,471              78,493
              1                     5                  --
          -----               -------              ------
          8,404               170,476              78,493
          -----               -------              ------
              9                   180                  82
              2                    17                  15
          -----               -------              ------
             11                   197                  97
          -----               -------              ------
          8,393               170,279              78,396
          =====               =======              ======
          6,616               123,271              50,097
            944                   750               2,348
            151                11,070               8,444
            682                35,188              17,507
          -----               -------              ------
          8,393               170,279              78,396
          =====               =======              ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF ASSETS AND LIABILITIES AND CONTRACT OWNERS' EQUITY (CONTINUED)



DECEMBER 31, 1999


(IN THOUSANDS)




                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
                                                                ---------------------------------------------
                                                                                SCUDDER VLIF
                                                                SCUDDER VLIF      CAPITAL       SCUDDER VLIF
                                                                    BOND           GROWTH       INTERNATIONAL
                                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                ------------    ------------    -------------
ASSETS
  Investments in underlying portfolio funds, at current
    values..................................................        $176           13,725          27,586
  Dividends and other receivables...........................          --               --               1
                                                                    ----           ------          ------
         Total assets.......................................         176           13,725          27,587
                                                                    ----           ------          ------
LIABILITIES AND CONTRACT OWNERS' EQUITY
  Liabilities:
    Mortality and expense risk and administrative charges...          --               --               3
    Other payables..........................................          --               --               2
                                                                    ----           ------          ------
         Total liabilities..................................          --               --               5
                                                                    ----           ------          ------
  Contract owners' equity...................................        $176           13,725          27,582
                                                                    ====           ======          ======
ANALYSIS OF CONTRACT OWNERS' EQUITY
  Excess of proceeds from units sold over payments for units
    redeemed................................................        $174           11,279          21,253
  Accumulated net investment income (loss)..................          (1)             188             728
  Accumulated net realized gain (loss) on sales of
    investments.............................................           2               36           2,930
  Unrealized appreciation (depreciation) of investments.....           1            2,222           2,671
                                                                    ----           ------          ------
  Contract owners' equity...................................        $176           13,725          27,582
                                                                    ====           ======          ======


---------------


See accompanying notes to financial statements.

        THE DREYFUS
    SOCIALLY RESPONSIBLE    J.P. MORGAN SERIES                                             AMERICAN CENTURY VARIABLE
     GROWTH FUND, INC.           TRUST II             THE ALGER AMERICAN FUND                   PORTFOLIOS, INC.
    --------------------    ------------------    --------------------------------    ------------------------------------
          DREYFUS                                                   ALGER AMERICAN    AMERICAN CENTURY    AMERICAN CENTURY
    SOCIALLY RESPONSIBLE       J.P. MORGAN        ALGER AMERICAN        SMALL           VP INCOME &              VP
           GROWTH             SMALL COMPANY           GROWTH        CAPITALIZATION         GROWTH              VALUE
         SUBACCOUNT             SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
    --------------------    ------------------    --------------    --------------    ----------------    ----------------
           2,809                   370                10,920            2,149              2,727                581
              61                    --                     3               --                 --                 --
           -----                   ---                ------            -----              -----                ---
           2,870                   370                10,923            2,149              2,727                581
           -----                   ---                ------            -----              -----                ---
               3                    --                    11                2                  3                  1
              --                    --                     1                4                 --                 --
           -----                   ---                ------            -----              -----                ---
               3                    --                    12                6                  3                  1
           -----                   ---                ------            -----              -----                ---
           2,867                   370                10,911            2,143              2,724                580
           =====                   ===                ======            =====              =====                ===
           2,481                   301                 9,538            1,538              2,487                633
              87                     6                   (32)             (10)               (13)                (2)
              31                    19                    42              255                 11                 (3)
             268                    44                 1,363              360                239                (48)
           -----                   ---                ------            -----              -----                ---
           2,867                   370                10,911            2,143              2,724                580
           =====                   ===                ======            =====              =====                ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1999


(IN THOUSANDS)



                                                                             KEMPER VARIABLE SERIES*
                                                ---------------------------------------------------------------------------------
                                                   KEMPER         KEMPER       KEMPER                    KEMPER
                                                    MONEY         TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER
                                                   MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                                SUBACCOUNT #1   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                -------------   ----------   ----------   ----------   ----------   -------------
REVENUE
  Dividends and capital gains distributions...     $5,645         60,683       24,402           --        3,826        17,715
EXPENSES
  Mortality and expense risk and
    administrative charges....................      1,424          9,543        3,256        7,131        1,011         1,859
                                                   ------         ------      -------      -------       ------        ------
Net investment income (loss)..................      4,221         51,140       21,146       (7,131)       2,815        15,856
                                                   ------         ------      -------      -------       ------        ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sales of
    investments...............................         --         29,197       (6,838)      30,772         (611)        9,865
  Change in unrealized appreciation
    (depreciation) of investments.............         --          8,683      (10,902)     134,497       (2,754)       24,305
                                                   ------         ------      -------      -------       ------        ------
Net realized and unrealized gain (loss) on
  investments.................................         --         37,880      (17,740)     165,269       (3,365)       34,170
                                                   ------         ------      -------      -------       ------        ------
Net increase (decrease) in contract owners'
  equity resulting from operations............     $4,221         89,020        3,406      158,138         (550)       50,026
                                                   ======         ======      =======      =======       ======        ======


---------------


*Formerly Investors Fund Series



See accompanying notes to financial statements.

                                              KEMPER VARIABLE SERIES*
     ---------------------------------------------------------------------------------------------------------
       KEMPER       KEMPER       KEMPER       KEMPER        KEMPER                       KEMPER
     SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP       VALUE+         KEMPER       HORIZON       KEMPER
       GROWTH     GRADE BOND     VALUE        VALUE         GROWTH      HORIZON 20+       10+       HORIZON 5
     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
     ----------   ----------   ----------   ----------   ------------   ------------   ----------   ----------
           --         465         7,006         279         1,163           186            321         168
        1,739         214         1,206         423           580           124            200         128
       ------        ----       -------        ----         -----           ---          -----         ---
       (1,739)        251         5,800        (144)          583            62            121          40
       ------        ----       -------        ----         -----           ---          -----         ---
        9,762         (16)        6,046        (229)        4,628           459          1,175         203
       32,251        (733)      (24,707)        497         1,178           215           (258)         47
       ------        ----       -------        ----         -----           ---          -----         ---
       42,013        (749)      (18,661)        268         5,806           674            917         250
       ------        ----       -------        ----         -----           ---          -----         ---
       40,274        (498)      (12,861)        124         6,389           736          1,038         290
       ======        ====       =======        ====         =====           ===          =====         ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1999


(IN THOUSANDS)



                                                                            JANUS ASPEN SERIES
                                                             -------------------------------------------------
                                                                            JANUS        JANUS
                                                               JANUS        ASPEN        ASPEN        JANUS
                                                               ASPEN      AGGRESSIVE   WORLDWIDE      ASPEN
                                                               GROWTH       GROWTH       GROWTH      BALANCED
                                                             SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             ----------   ----------   ----------   ----------
REVENUE
Dividends and capital gains distributions..................   $   997        2,287          385        2,622
EXPENSES
  Mortality and expense risk and administrative charges....     1,735          946        2,942        1,342
                                                              -------       ------      -------       ------
Net investment income (loss)...............................      (738)       1,341       (2,557)       1,280
                                                              -------       ------      -------       ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of investments.........     3,417        2,697        4,592        1,371
  Change in unrealized appreciation (depreciation) of
    investments............................................    51,260       65,836      119,130       20,883
                                                              -------       ------      -------       ------
Net realized and unrealized gain on investments............    54,677       68,533      123,722       22,254
                                                              -------       ------      -------       ------
Net increase in contract owners' equity resulting from
  operations...............................................   $53,939       69,874      121,165       23,534
                                                              =======       ======      =======       ======


---------------


See accompanying notes to financial statements.

    LEXINGTON NATURAL   LEXINGTON EMERGING   FIDELITY VARIABLE INSURANCE
     RESOURCES TRUST    MARKETS FUND, INC.          PRODUCTS FUND             FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
    -----------------   ------------------   ---------------------------   ---------------------------------------------------
                                               FIDELITY
        LEXINGTON           LEXINGTON            VIP          FIDELITY     FIDELITY VIP II
         NATURAL             EMERGING          EQUITY-          VIP             ASSET        FIDELITY VIP II   FIDELITY VIP II
        RESOURCES            MARKETS            INCOME         GROWTH          MANAGER          INDEX 500        CONTRAFUND
       SUBACCOUNT           SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
    -----------------   ------------------   ------------   ------------   ---------------   ---------------   ---------------
             28                   36             2,030          4,962            455              2,006             2,128
             65                   73               623            857            123              1,892               881
         ------               ------             -----         ------            ---             ------            ------
            (37)                 (37)            1,407          4,105            332                114             1,247
         ------               ------             -----         ------            ---             ------            ------
           (767)              (1,031)            1,480          1,734             12              4,761             4,962
          1,253                7,793              (945)        15,088            335             19,511             7,841
         ------               ------             -----         ------            ---             ------            ------
            486                6,762               535         16,822            347             24,272            12,803
         ------               ------             -----         ------            ---             ------            ------
            449                6,725             1,942         20,927            679             24,386            14,050
         ======               ======             =====         ======            ===             ======            ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF OPERATIONS (CONTINUED)



FOR THE YEAR ENDED DECEMBER 31, 1999


(IN THOUSANDS)



                                                                     SCUDDER VARIABLE LIFE INVESTMENT FUND
                                                                ------------------------------------------------
                                                                                  SCUDDER VLIF
                                                                 SCUDDER VLIF        CAPITAL       SCUDDER VLIF
                                                                     BOND            GROWTH        INTERNATIONAL
                                                                SUBACCOUNT(a)     SUBACCOUNT(b)    SUBACCOUNT(b)
                                                                -------------     -------------    -------------
REVENUE
  Dividends and capital gains distributions.................         $ --               244              737
EXPENSES
  Mortality and expense risk and administrative charges.....            1                54                4
                                                                     ----             -----            -----
Net investment income (loss)................................           (1)              190              733
                                                                     ----             -----            -----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of investments..........            2                49            2,937
  Change in unrealized appreciation (depreciation) of
    investments.............................................            1             2,162            2,620
                                                                     ----             -----            -----
Net realized and unrealized gain (loss) on investments......            3             2,211            5,557
                                                                     ----             -----            -----
Net increase (decrease) in contract owners' equity resulting
  from operations...........................................         $  2             2,401            6,290
                                                                     ====             =====            =====


---------------

(a) For the period (commencement of operations): April 7, 1999 -- Scudder VLIF Bond Subaccount; May 3, 1999 -- Dreyfus Socially Responsible Growth Subaccount, J.P. Morgan Small Company Subaccount, Alger American Growth Subaccount, Alger American Small Capitalization Subaccount, American Century VP Income & Growth Subaccount and American Century VP Value Subaccount; to December 31, 1999.



(b) Scudder VLIF Capital Growth Subaccount and Scudder VLIF International Subaccount made available to Kemper Advantage III Contract Owners beginning May 3, 1999.



See accompanying notes to financial statements.

       THE DREYFUS SOCIALLY
           RESPONSIBLE
        GROWTH FUND, INC.      J.P. MORGAN SERIES TRUST II           THE ALGER AMERICAN FUND
       --------------------    ---------------------------    --------------------------------------
             DREYFUS
       SOCIALLY RESPONSIBLE            J.P. MORGAN            ALGER AMERICAN       ALGER AMERICAN
              GROWTH                  SMALL COMPANY               GROWTH        SMALL CAPITALIZATION
          SUBACCOUNT(a)               SUBACCOUNT(a)           SUBACCOUNT(a)        SUBACCOUNT(a)
       --------------------    ---------------------------    --------------    --------------------
       93.........                          7                        15                   1
       6..........                          1                        47                  11
               ---                         --                     -----                 ---
       87.........                          6                       (32)                (10)
               ---                         --                     -----                 ---
       31.........                         19                        42                 255
       268........                         44                     1,363                 360
               ---                         --                     -----                 ---
       299........                         63                     1,405                 615
               ---                         --                     -----                 ---
       386........                         69                     1,373                 605
               ===                         ==                     =====                 ===


     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     -------------------------------------------
      AMERICAN CENTURY
        VP INCOME &         AMERICAN CENTURY VP
           GROWTH                  VALUE
       SUBACCOUNT(a)           SUBACCOUNT(a)
     ------------------    ---------------------
              --                     --
              13                      2
             ---                    ---
             (13)                    (2)
             ---                    ---
              11                     (3)
             239                    (48)
             ---                    ---
             250                    (51)
             ---                    ---
             237                    (53)
             ===                    ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY



FOR THE YEAR ENDED DECEMBER 31, 1999


(IN THOUSANDS)



                                                                        KEMPER VARIABLE SERIES*
                                           ---------------------------------------------------------------------------------
                                              KEMPER         KEMPER       KEMPER                    KEMPER
                                               MONEY         TOTAL         HIGH        KEMPER     GOVERNMENT      KEMPER
                                              MARKET         RETURN       YIELD        GROWTH     SECURITIES   INTERNATIONAL
                                           SUBACCOUNT #1   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                           -------------   ----------   ----------   ----------   ----------   -------------
OPERATIONS
  Net investment income..................    $  4,221         51,140       21,146      (7,131)       2,815         15,856
  Net realized gain (loss) on sales of
    investments..........................          --         29,197       (6,838)     30,772         (611)         9,865
  Change in unrealized appreciation
    (depreciation) of investments........          --          8,683      (10,902)    134,497       (2,754)        24,305
                                             --------       --------     --------     -------      -------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................       4,221         89,020        3,406     158,138         (550)        50,026
                                             --------       --------     --------     -------      -------        -------
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold...............      45,378         42,169       22,709      25,447       12,331         12,302
  Net transfers (to) from affiliate and
    subaccounts..........................      18,795        (49,778)     (27,431)    (66,997)      (4,399)       (27,423)
  Payments for units redeemed............     (37,819)      (101,982)     (43,328)    (80,300)     (14,018)       (20,534)
                                             --------       --------     --------     -------      -------        -------
    Net increase (decrease) in contract
      owners' equity from account unit
      transactions.......................      26,354       (109,591)     (48,050)   (121,850)      (6,086)       (35,655)
                                             --------       --------     --------     -------      -------        -------
Total increase (decrease) in contract
  owners' equity.........................      30,575        (20,571)     (44,644)     36,288       (6,636)        14,371
Beginning of period......................     107,102        736,379      262,362     537,745       78,345        145,181
                                             --------       --------     --------     -------      -------        -------
End of period............................    $137,677        715,808      217,718     574,033       71,709        159,552
                                             ========       ========     ========     =======      =======        =======


---------------


* Formerly Investors Fund Series



See accompanying notes to financial statements.

                                        KEMPER VARIABLE SERIES*
-------------------------------------------------------------------------------------------------------
  KEMPER       KEMPER       KEMPER       KEMPER       KEMPER
SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP      VALUE+       KEMPER        KEMPER        KEMPER
  GROWTH     GRADE BOND     VALUE        VALUE        GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5
SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------   ----------   ----------   ----------   ----------   -----------   -----------   ----------
  (1,739)         251        5,800         (144)         583           62           121           40
   9,762          (16)       6,046         (229)       4,628          459         1,175          203
  32,251         (733)     (24,707)         497        1,178          215          (258)          47
 -------       ------      -------       ------       ------       ------        ------        -----
  40,274         (498)     (12,861)         124        6,389          736         1,038          290
 -------       ------      -------       ------       ------       ------        ------        -----
  17,628        6,620       19,424        4,836        6,147        1,140         2,541        1,504
 (22,588)       3,501        1,432       (2,966)      (5,820)        (365)       (1,509)       1,348
 (13,139)      (2,364)     (11,571)      (3,756)      (5,397)        (413)       (2,105)        (771)
 -------       ------      -------       ------       ------       ------        ------        -----
 (18,099)       7,757        9,285       (1,886)      (5,070)         362        (1,073)       2,081
 -------       ------      -------       ------       ------       ------        ------        -----
  22,175        7,259       (3,576)      (1,762)       1,319        1,098           (35)       2,371
 143,881       11,621       95,850       33,366       47,005        9,213        15,439        6,817
 -------       ------      -------       ------       ------       ------        ------        -----
 166,056       18,880       92,274       31,604       48,324       10,311        15,404        9,188
 =======       ======      =======       ======       ======       ======        ======        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1999


(IN THOUSANDS)



                                                                              JANUS ASPEN SERIES
                                                             -----------------------------------------------------
                                                                           JANUS ASPEN   JANUS ASPEN
                                                             JANUS ASPEN   AGGRESSIVE     WORLDWIDE    JANUS ASPEN
                                                               GROWTH        GROWTH        GROWTH       BALANCED
                                                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                                             -----------   -----------   -----------   -----------
OPERATIONS
  Net investment income (loss).............................   $   (738)        1,341        (2,557)        1,280
  Net realized gain (loss) on sales of investments.........      3,417         2,697         4,592         1,371
  Change in unrealized appreciation (depreciation) of
    investments............................................     51,260        65,836       119,130        20,883
                                                              --------       -------       -------       -------
    Net increase in contract owners' equity resulting from
      operations...........................................     53,939        69,874       121,165        23,534
                                                              --------       -------       -------       -------
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold.................................     57,097        10,948        30,001        22,203
  Net transfers (to) from affiliate and subaccounts........     77,006        52,502        23,985        51,714
  Payments for units redeemed..............................     (7,417)       (4,293)      (11,997)       (6,532)
                                                              --------       -------       -------       -------
    Net increase (decrease) in contract owners' equity from
      account unit transactions............................    126,686        59,157        41,989        67,385
                                                              --------       -------       -------       -------
Total increase in contract owners' equity..................    180,625       129,031       163,154        90,919
  Beginning of period......................................     59,874        29,362       165,862        53,174
                                                              --------       -------       -------       -------
  End of period............................................   $240,499       158,393       329,016       144,093
                                                              ========       =======       =======       =======


---------------


See accompanying notes to financial statements.

       LEXINGTON     LEXINGTON
        NATURAL       EMERGING
       RESOURCES      MARKETS         FIDELITY VARIABLE INSURANCE
         TRUST       FUND, INC.              PRODUCTS FUND                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
       ----------    ----------    ----------------------------------    -----------------------------------------------------
       LEXINGTON     LEXINGTON      FIDELITY VIP                         FIDELITY VIP II
        NATURAL       EMERGING         EQUITY-         FIDELITY VIP           ASSET         FIDELITY VIP II    FIDELITY VIP II
       RESOURCES      MARKETS          INCOME             GROWTH             MANAGER           INDEX 500         CONTRAFUND
       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
       ----------    ----------     ------------       ------------      ---------------    ---------------    ---------------
           (37)           (37)          1,407              4,105                332                 114             1,247
          (767)        (1,031)          1,480              1,734                 12               4,761             4,962
         1,253          7,793            (945)            15,088                335              19,511             7,841
         -----         ------          ------             ------              -----             -------            ------
           449          6,725           1,942             20,927                679              24,386            14,050
         -----         ------          ------             ------              -----             -------            ------
           538          1,069           5,940             12,390              2,494              25,337            11,021
          (505)         1,015          (2,461)            27,143                390              18,897             7,273
          (223)          (582)         (3,126)            (3,092)              (978)             (8,265)           (3,468)
         -----         ------          ------             ------              -----             -------            ------
          (190)         1,502             353             36,441              1,906              35,969            14,826
         -----         ------          ------             ------              -----             -------            ------
           259          8,227           2,295             57,368              2,585              60,355            28,876
         4,115          4,322          42,934             33,934              5,808             109,924            49,520
         -----         ------          ------             ------              -----             -------            ------
         4,374         12,549          45,229             91,302              8,393             170,279            78,396
         =====         ======          ======             ======              =====             =======            ======

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)



FOR THE YEAR ENDED DECEMBER 31, 1999


(IN THOUSANDS)



                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
                                                              --------------------------------------------------
                                                                                 SCUDDER VLIF
                                                               SCUDDER VLIF        CAPITAL         SCUDDER VLIF
                                                                   BOND             GROWTH        INTERNATIONAL
                                                              SUBACCOUNT(a)     SUBACCOUNT(b)     SUBACCOUNT(b)
                                                              -------------     -------------     -------------
OPERATIONS
  Net investment income (loss)..............................       $ (1)               190               733
  Net realized gain (loss) on sales of investments..........          2                 49             2,937
  Change in unrealized appreciation (depreciation) of
    investments.............................................          1              2,162             2,620
                                                                   ----             ------            ------
         Net increase (decrease) in contract owners' equity
           resulting from operations........................          2              2,401             6,290
                                                                   ----             ------            ------
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold..................................         46              7,470             8,107
  Net transfers from affiliate and subaccounts..............        130              3,461            12,443
  Payments for units redeemed...............................         (2)              (211)             (127)
                                                                   ----             ------            ------
         Net increase in contract owners' equity from
           account unit transactions........................        174             10,720            20,423
                                                                   ----             ------            ------
Total increase in contract owners' equity...................        176             13,121            26,713
Beginning of period.........................................         --                604               869
                                                                   ----             ------            ------
End of period...............................................       $176             13,725            27,582
                                                                   ====             ======            ======


---------------

(a) For the period (commencement of operations): April 7, 1999 -- Scudder VLIF Bond Subaccount; May 3, 1999 -- Dreyfus Socially Responsible Growth Subaccount, J.P. Morgan Small Company Subaccount, Alger American Growth Subaccount, Alger American Small Capitalization Subaccount, American Century VP Income & Growth Subaccount and American Century VP Value Subaccount; to December 31, 1999.



(b) Scudder VLIF Capital Growth Subaccount and Scudder VLIF International Subaccount made available to Kemper Advantage III Contract Owners beginning May 3, 1999.



See accompanying notes to financial statements.

    THE DREYFUS SOCIALLY
     RESPONSIBLE GROWTH       J.P. MORGAN
         FUND, INC.         SERIES TRUST II        THE ALGER AMERICAN FUND         AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    --------------------    ---------------    --------------------------------    ------------------------------------------
          DREYFUS                                                ALGER AMERICAN     AMERICAN CENTURY       AMERICAN CENTURY
    SOCIALLY RESPONSIBLE      J.P. MORGAN      ALGER AMERICAN        SMALL             VP INCOME &                VP
           GROWTH            SMALL COMPANY         GROWTH        CAPITALIZATION          GROWTH                  VALUE
       SUBACCOUNT(A)         SUBACCOUNT(A)     SUBACCOUNT(A)     SUBACCOUNT(A)        SUBACCOUNT(A)          SUBACCOUNT(A)
    --------------------     -------------     --------------    --------------     ----------------       ----------------
              87                    6                 (32)             (10)                 (13)                   (2)
              31                   19                  42              255                   11                    (3)
             268                   44               1,363              360                  239                   (48)
           -----                  ---              ------            -----                -----                   ---
             386                   69               1,373              605                  237                   (53)
           -----                  ---              ------            -----                -----                   ---
           1,363                   69               1,752              435                  718                    59
           1,127                  234               8,014            1,123                1,864                   574
              (9)                  (2)               (228)             (20)                 (95)                   --
           -----                  ---              ------            -----                -----                   ---
           2,481                  301               9,538            1,538                2,487                   633
           -----                  ---              ------            -----                -----                   ---
           2,867                  370              10,911            2,143                2,724                   580
              --                   --                  --               --                   --                    --
           -----                  ---              ------            -----                -----                   ---
           2,867                  370              10,911            2,143                2,724                   580
           =====                  ===              ======            =====                =====                   ===

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY


FOR THE YEAR ENDED DECEMBER 31, 1998


(IN THOUSANDS)



                                                                                  KEMPER VARIABLE SERIES*
                                                             -----------------------------------------------------------------
                                                                KEMPER         KEMPER       KEMPER                    KEMPER
                                                                 MONEY         TOTAL         HIGH        KEMPER     GOVERNMENT
                                                                MARKET         RETURN       YIELD        GROWTH     SECURITIES
                                                             SUBACCOUNT #1   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                             -------------   ----------   ----------   ----------   ----------
OPERATIONS
  Net investment income....................................    $  3,168        114,564      17,149       79,715        3,569
  Net realized gain (loss) on sales of investments.........          --         20,649       4,283        8,570          (67)
  Change in unrealized appreciation (depreciation) of
    investments............................................          --        (41,076)    (17,978)     (20,871)         553
                                                               --------       --------     -------      -------      -------
    Net increase (decrease) in contract owners' equity
      resulting from operations............................       3,168         94,137       3,454       67,414        4,055
                                                               --------       --------     -------      -------      -------
ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold.................................      22,035         35,608      27,800       29,595       10,692
  Net transfers (to) from affiliate and subaccounts........      29,478        (47,643)    (40,100)     (26,086)       5,342
  Payments for units redeemed..............................     (21,333)       (88,507)    (34,613)     (60,278)     (14,565)
                                                               --------       --------     -------      -------      -------
    Net increase (decrease) in contract owners' equity from
      account unit transactions............................      30,180       (100,542)    (46,913)     (56,769)       1,469
                                                               --------       --------     -------      -------      -------
Total increase (decrease) in contract owners' equity.......      33,348         (6,405)    (43,459)      10,645        5,524
  Beginning of period......................................      73,754        742,784     305,821      527,100       72,821
                                                               --------       --------     -------      -------      -------
  End of period............................................    $107,102        736,379     262,362      537,745       78,345
                                                               ========       ========     =======      =======      =======


---------------


* Formerly Investors Fund Series



See accompanying notes to financial statements.

                                                    KEMPER VARIABLE SERIES*
    -----------------------------------------------------------------------------------------------------------------------
                      KEMPER       KEMPER       KEMPER       KEMPER       KEMPER
       KEMPER       SMALL CAP    INVESTMENT   CONTRARIAN   SMALL CAP      VALUE+       KEMPER        KEMPER        KEMPER
    INTERNATIONAL     GROWTH     GRADE BOND     VALUE        VALUE        GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5
     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
    -------------   ----------   ----------   ----------   ----------   ----------   -----------   -----------   ----------
         5,475        18,381           98        1,760          443          404          143           157          103
        11,865         4,201          311        6,261          911        1,727          397           414          236
        (3,914)       (2,782)          78        6,236       (6,089)       3,626          309           604          115
       -------       -------       ------       ------       ------       ------        -----        ------        -----
        13,426        19,800          487       14,257       (4,735)       5,757          849         1,175          454
       -------       -------       ------       ------       ------       ------        -----        ------        -----
         8,825        17,275        2,850       15,517        6,528        7,814        2,155         2,644        1,628
       (20,766)        2,566        3,781       (5,407)       1,040        8,749          116         3,301          221
       (16,900)       (8,623)        (955)      (6,599)      (2,717)      (3,236)        (375)         (841)        (384)
       -------       -------       ------       ------       ------       ------        -----        ------        -----
       (28,841)       11,218        5,676        3,511        4,851       13,327        1,896         5,104        1,465
       -------       -------       ------       ------       ------       ------        -----        ------        -----
       (15,415)       31,018        6,163       17,768          116       19,084        2,745         6,279        1,919
       160,596       112,863        5,458       78,082       33,250       27,921        6,468         9,160        4,898
       -------       -------       ------       ------       ------       ------        -----        ------        -----
       145,181       143,881       11,621       95,850       33,366       47,005        9,213        15,439        6,817
       =======       =======       ======       ======       ======       ======        =====        ======        =====

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED)


FOR THE YEAR ENDED DECEMBER 31, 1998


(IN THOUSANDS)



                                                                                  JANUS ASPEN SERIES
                                                               --------------------------------------------------------
                                                                              JANUS ASPEN    JANUS ASPEN
                                                               JANUS ASPEN    AGGRESSIVE      WORLDWIDE     JANUS ASPEN
                                                                 GROWTH         GROWTH         GROWTH        BALANCED
                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                               -----------    -----------    -----------    -----------
OPERATIONS

  Net investment income (loss).............................      $ 1,973          (338)          3,219           884

  Net realized gain (loss) on sales of investments.........        1,775         1,084           1,984           615

  Change in unrealized appreciation (depreciation) of
    investments............................................        9,281         6,612          23,208         7,717
                                                                 -------        ------         -------        ------
    Net increase (decrease) in contract owners' equity
      resulting from operations............................       13,029         7,358          28,411         9,216
                                                                 -------        ------         -------        ------

ACCOUNT UNIT TRANSACTIONS

  Proceeds from units sold.................................        9,559         3,981          26,915         8,429

  Net transfers (to) from affiliate and subaccounts........       10,386          (176)         25,114        22,838

  Payments for units redeemed..............................       (2,747)       (1,761)         (5,974)       (1,464)
                                                                 -------        ------         -------        ------

    Net increase (decrease) in contract owners' equity from
      account unit transactions............................       17,198         2,044          46,055        29,803
                                                                 -------        ------         -------        ------

Total increase (decrease) in contract owners' equity.......       30,227         9,402          74,466        39,019

  Beginning of period......................................       29,647        19,960          91,396        14,155
                                                                 -------        ------         -------        ------

  End of period............................................      $59,874        29,362         165,862        53,174
                                                                 =======        ======         =======        ======


---------------

See accompanying notes to financial statements.

       LEXINGTON NATURAL    LEXINGTON EMERGING    FIDELITY VARIABLE INSURANCE
        RESOURCES TRUST     MARKETS FUND, INC.           PRODUCTS FUND
       -----------------    ------------------    ----------------------------
           LEXINGTON            LEXINGTON         FIDELITY VIP
            NATURAL              EMERGING           EQUITY-       FIDELITY VIP
           RESOURCES             MARKETS             INCOME          GROWTH
          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
       -----------------    ------------------    ------------    ------------

               323                   375              1,183           1,409

              (326)               (1,236)               344             255

            (1,259)                 (875)             1,560           5,035
            ------                ------             ------          ------
            (1,262)               (1,736)             3,087           6,699
            ------                ------             ------          ------

               903                   741              9,818           4,184

            (1,060)                 (690)             7,688          11,823

              (527)                 (424)            (1,505)           (583)
            ------                ------             ------          ------

              (684)                 (373)            16,001          15,424
            ------                ------             ------          ------

            (1,946)               (2,109)            19,088          22,123

             6,061                 6,431             23,846          11,811
            ------                ------             ------          ------

             4,115                 4,322             42,934          33,934
            ======                ======             ======          ======


         FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -----------------------------------------------------
     FIDELITY VIP II
          ASSET         FIDELITY VIP II    FIDELITY VIP II
         MANAGER           INDEX 500         CONTRAFUND
       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     ---------------    ---------------    ---------------
            498                 731             1,031
             76               5,669             2,232
            114              11,176             6,651
          -----             -------            ------
            688              17,576             9,914
          -----             -------            ------
          1,495              20,110             9,117
            295              36,674             6,996
           (603)             (5,493)           (1,390)
          -----             -------            ------
          1,187              51,291            14,723
          -----             -------            ------
          1,875              68,867            24,637
          3,933              41,057            24,883
          -----             -------            ------
          5,808             109,924            49,520
          =====             =======            ======

                      (This Page Intentionally Left Blank)

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT



NOTES TO FINANCIAL STATEMENTS



(1) GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES



ORGANIZATION



KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is an indirect, wholly-owned subsidiary of Zurich Financial Services ("ZFS"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index (SMI). Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.



The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Kemper Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Kemper Passport"), Kemper Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Kemper Destinations") and Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"). The Separate Account is divided into a total of fifty-nine subaccounts with various subaccount options available to Contract Owners depending upon their respective Contracts. The Kemper Advantage III contracts have thirty-four subaccount options available to Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series (formerly Investors Fund Series), the Janus Aspen Series, the Lexington Natural Resources Trust, the Lexington Emerging Markets Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the J.P. Morgan Series Trust II, The Alger American Fund and the American Century Variable Portfolios, Inc., all of which are open-end diversified management companies. The Kemper Passport contracts have seventeen subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, an open-end diversified management company. The Kemper Destinations contracts have thirty-seven subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, the Scudder Variable Life Investment Fund, The Alger American Fund, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Janus Aspen Series and the Warburg Pincus Trust, all of which are open-end diversified management companies. The Farmers Variable Annuity I contracts have thirteen subaccount options available to the Contract Owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Kemper Variable Series, the Scudder Variable Life Investment Fund, the Janus Aspen Series, the PIMCO Variable Insurance Trust and the Templeton Variable Products Series Fund, all of which are open-end diversified management companies.



ESTIMATES



The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.



SECURITY VALUATION



The investments are stated at current value which is based on the closing bid price, net asset value, at December 31, 1999.



SECURITY TRANSACTIONS AND INVESTMENT INCOME



Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION



On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Central time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.



FEDERAL INCOME TAXES



The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.



(2) SUMMARY OF INVESTMENTS



Investments, at cost, at December 31, 1999, are as follows (in thousands, differences are due to rounding):



                                                              SHARES
                                                               OWNED       COST
                                                              -------   ----------
INVESTMENTS
KEMPER VARIABLE SERIES:
Kemper Money Market Subaccount #1...........................  137,366   $  137,366
Kemper Total Return Subaccount..............................  248,650      599,371
Kemper High Yield Subaccount................................  190,485      226,653
Kemper Growth Subaccount....................................  141,800      385,900
Kemper Government Securities Subaccount.....................   62,065       72,714
Kemper International Subaccount.............................   74,482      112,057
Kemper Small Cap Growth Subaccount..........................   62,603      114,297
Kemper Investment Grade Bond Subaccount.....................   16,897       18,984
Kemper Contrarian Value Subaccount..........................   62,749       99,864
Kemper Small Cap Value Subaccount...........................   29,154       33,409
Kemper Value+Growth Subaccount..............................   25,519       39,798
Kemper Horizon 20+ Subaccount...............................    6,393        8,762
Kemper Horizon 10+ Subaccount...............................   10,424       13,758
Kemper Horizon 5 Subaccount.................................    6,892        8,587
JANUS ASPEN SERIES:
Janus Aspen Growth Subaccount...............................    7,152      175,772
Janus Aspen Aggressive Growth Subaccount....................    2,657       83,843
Janus Aspen Worldwide Growth Subaccount.....................    6,898      176,626
Janus Aspen Balanced Subaccount.............................    5,164      113,680
LEXINGTON NATURAL RESOURCES TRUST:
Lexington Natural Resources Subaccount......................      350        4,422
LEXINGTON EMERGING MARKETS FUND, INC.:
Lexington Emerging Markets Subaccount.......................      980        6,839
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity-Income Subaccount.......................    1,763       41,919
Fidelity VIP Growth Subaccount..............................    1,663       69,814
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount....................      450        7,721
Fidelity VIP II Index 500 Subaccount........................    1,018      135,283
Fidelity VIP II Contrafund Subaccount.......................    2,693       60,986
SCUDDER VARIABLE LIFE INVESTMENT FUND:
Scudder VLIF Bond Subaccount................................       27          175
Scudder VLIF Capital Growth Subaccount......................      471       11,503
Scudder VLIF International Subaccount.......................    1,356       24,915
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
Dreyfus Socially Responsible Growth Subaccount..............       72        2,541

                                                              SHARES
                                                               OWNED       COST
                                                              -------   ----------
J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount........................       22   $      326
THE ALGER AMERICAN FUND:
Alger American Growth Subaccount............................      170        9,557
Alger American Small Capitalization Subaccount..............       39        1,789
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. :
American Century VP Income & Growth Subaccount..............      341        2,488
American Century VP Value Subaccount........................       98          629
                                                                        ----------
        TOTAL INVESTMENTS AT COST...........................            $2,802,348
                                                                        ==========



A description of the underlying investments of the subaccounts are summarized below.



KEMPER VARIABLE SERIES



KEMPER MONEY MARKET SUBACCOUNT: This subaccount invests in the Kemper Money Market Portfolio of the Kemper Variable Series. The Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there can be no assurance that the Portfolio will be able to do so. The Kemper Money Market Subaccount #1 represents the Kemper Advantage III, Kemper Passport and Kemper Destinations Money Market Subaccount.



KEMPER TOTAL RETURN SUBACCOUNT: This subaccount invest in the Kemper Total Return Portfolio of the Kemper Variable Series. The Portfolio seeks high total return, a combination of income and capital appreciation.



KEMPER HIGH YIELD SUBACCOUNT: This subaccount invests in the Kemper High Yield Portfolio of the Kemper Variable Series. The Portfolio seeks to provide a high level of current income.



KEMPER GROWTH SUBACCOUNT: This subaccount invests in the Kemper Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of capital.



KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount invests in the Kemper Government Securities Portfolio of the Kemper Variable Series. The Portfolio seeks high current income consistent with preservation of capital.



KEMPER INTERNATIONAL SUBACCOUNT: This subaccount invests in the Kemper International Portfolio of the Kemper Variable Series. The Portfolio seeks total return, a combination of capital growth and income.



KEMPER SMALL CAP GROWTH SUBACCOUNT: This subaccount invests in the Kemper Small Cap Growth Portfolio of the Kemper Variable Series. The Portfolio seeks maximum appreciation of investors' capital.



KEMPER INVESTMENT GRADE BOND SUBACCOUNT: This subaccount invests in the Kemper Investment Grade Bond Portfolio of the Kemper Variable Series. The Portfolio seeks high current income.



KEMPER CONTRARIAN VALUE SUBACCOUNT: This subaccount invests in the Kemper Contrarian Value Portfolio of the Kemper Variable Series. The Portfolio seeks to achieve a high rate of total return.



KEMPER SMALL CAP VALUE SUBACCOUNT: This subaccount invests in the Kemper Small Cap Value Portfolio of the Kemper Variable Series. The Portfolio seeks long-term capital appreciation.



KEMPER VALUE+GROWTH SUBACCOUNT: This subaccount invests in the Kemper Value+Growth Portfolio of the Kemper Variable Series. The Portfolio seeks growth of capital. A secondary objective of the Portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.



KEMPER HORIZON 20+ SUBACCOUNT: This subaccount invests in the Kemper Horizon 20+ Portfolio of the Kemper Variable Series. The Portfolio, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.



KEMPER HORIZON 10+ SUBACCOUNT: This subaccount invests in the Kemper Horizon 10+ Portfolio of the Kemper Variable Series. The Portfolio, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.



KEMPER HORIZON 5 SUBACCOUNT: This subaccount invests in the Kemper Horizon 5 Portfolio of the Kemper Variable Series. The Portfolio, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

JANUS ASPEN SERIES



JANUS ASPEN GROWTH SUBACCOUNT: This subaccount invests in the Janus Aspen Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT: This subaccount invests in the Janus Aspen Aggressive Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital.



JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT: This subaccount invests in the Janus Aspen Worldwide Growth Portfolio of the Janus Aspen Series. The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN BALANCED SUBACCOUNT: This subaccount invests in the Janus Aspen Balanced Portfolio of the Janus Aspen Series. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



LEXINGTON NATURAL RESOURCES TRUST



LEXINGTON NATURAL RESOURCES SUBACCOUNT: This subaccount invests in the Lexington Natural Resources Trust. The Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Current income will not be a factor. Total return will consist primarily of capital appreciation.



LEXINGTON EMERGING MARKETS FUND, INC.



LEXINGTON EMERGING MARKETS SUBACCOUNT: This subaccount invests in the Lexington Emerging Markets Fund, Inc. The Fund seeks long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets as described in the Fund's prospectus.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND



FIDELITY VIP EQUITY-INCOME SUBACCOUNT: This subaccount invests in the Fidelity VIP Equity-Income Portfolio of the Fidelity Variable Insurance Products Fund. The Portfolio seeks reasonable income.



FIDELITY VIP GROWTH SUBACCOUNT: The subaccount invests in the Fidelity VIP Growth Portfolio of the Fidelity Variable Insurance Products Fund. The Portfolio seeks capital appreciation.



FIDELITY VARIABLE INSURANCE PRODUCTS FUND II



FIDELITY VIP II ASSET MANAGER SUBACCOUNT: This subaccount invests in the Fidelity VIP II Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.



FIDELITY VIP II INDEX 500 SUBACCOUNT: This subaccount invests in the Fidelity VIP II Index 500 Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.



FIDELITY VIP II CONTRAFUND SUBACCOUNT: This subaccount invests in the Fidelity VIP II Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II. The Portfolio seeks long-term capital appreciation.



SCUDDER VARIABLE LIFE INVESTMENT FUND



SCUDDER VLIF BOND SUBACCOUNT: This subaccount invests in the Scudder VLIF Bond Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks high income from a high quality portfolio of bonds.



SCUDDER VLIF CAPITAL GROWTH SUBACCOUNT: This subaccount invests in the Scudder VLIF Capital Growth Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.

SCUDDER VLIF INTERNATIONAL SUBACCOUNT: This subaccount invests in the Scudder VLIF International Portfolio (Class A Shares) of the Scudder Variable Life Investment Fund. The Portfolio seeks long-term growth of capital principally from a diversified portfolio of foreign equity securities.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.



DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT: This subaccount invests in The Dreyfus Socially Responsible Growth Fund, Inc. The Fund's primary goal is to provide capital growth through investment in common stocks of companies which not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.



J.P. MORGAN SERIES TRUST II



J.P. MORGAN SMALL COMPANY SUBACCOUNT: This subaccount invests in the J.P. Morgan Small Company Portfolio of the J.P. Morgan Series Trust II. The Portfolio seeks to provide a high total return from a portfolio of small company stocks.



THE ALGER AMERICAN FUND



ALGER AMERICAN GROWTH SUBACCOUNT: This subaccount invests in the Alger American Growth Portfolio of The Alger American Fund. The Portfolio seeks long-term capital appreciation.



ALGER AMERICAN SMALL CAPITALIZATION SUBACCOUNT: This subaccount invests in the Alger American Small Capitalization Portfolio of The Alger American Fund. The Portfolio seeks long-term capital appreciation.



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.



AMERICAN CENTURY VP INCOME & GROWTH SUBACCOUNT: This subaccount invests in the American Century VP Income & Growth Portfolio of the American Century Variable Portfolios, Inc. The Portfolio seeks dividend growth, current income and capital appreciation.



AMERICAN CENTURY VP VALUE SUBACCOUNT: This subaccount invests in the American Century VP Value Portfolio of the American Century Variable Portfolios, Inc. The Portfolio seeks long-term capital growth.



(3) TRANSACTIONS WITH AFFILIATES



KILICO assumes mortality risks associated with the annuity contracts and incurs all expenses involved in administering the contracts. In return, KILICO assesses that portion of each subaccount representing assets under the Kemper Advantage III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the Kemper Advantage III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under the Kemper Passport contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Kemper Destinations contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Farmers Variable Annuity I contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. The Kemper Passport and Kemper Destinations DCA Money Market Subaccount #2, available for participation in the dollar cost averaging program, has no daily asset charge deduction. For the year ended December 31, 1999, asset charges totaled $30,487,471, $6,803,293, $2,551,583 and $9,209 for Kemper Advantage III, Kemper Passport, Kemper Destinations and Farmers Variable Annuity I contracts, respectively.



KILICO also assesses against each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $30 and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract changes. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Kemper Passport, Kemper Destinations and Farmers Variable Annuity I contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. The records maintenance charge for Kemper Advantage III, Kemper Passport, Kemper Destinations and Farmers Variable Annuity I contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment. For the year ended December 31, 1999, records maintenance charges totaled $1,395,893, $149,119 and $12,715 for Kemper Advantage III, Kemper Passport and Kemper Destinations contracts, respectively.



For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III Contract Owners participating in the Kemper Money Market, Kemper Total Return, Kemper High Yield and Kemper Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 1999, no such payment was made.



KILICO assesses an optional annual charge for the Guaranteed Retirement Income Benefit ("GRIB"), related to the Kemper Destinations and Farmers Variable Annuity I contracts. The annual charge of .25% of Contract Value, if taken, will be deducted pro rata from each invested subaccount on each Contract Quarter anniversary. For the year ended December 31, 1999, GRIB charges totaled $351,417 and $1,019 for Kemper Destinations and Farmers Variable Annuity I contracts, respectively.



Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.



Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the Kemper Variable Series and the Scudder Variable Life Investment Fund. Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.



Janus Capital is the investment manager of the Janus Aspen Series. Lexington Management Corporation is the investment manager for the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc. Fidelity Management & Research Company is the investment manager for the Fidelity Variable Insurance Products Fund and the Fidelity Variable Insurance Products Fund II. The Dreyfus Corporation is the investment manager of The Dreyfus Socially Responsible Growth Fund, Inc. J.P. Morgan Investment Management, Inc. is the investment manager of the J.P. Morgan Series Trust II. Fred Alger Management, Inc. is the investment manager for The Alger American Fund. American Century Investment Management, Inc. is the investment manager of the American Century Variable Portfolios, Inc. None of these entities are affiliated with KILICO.



(4) NET TRANSFERS (TO) FROM AFFILIATE AND SUBACCOUNTS



Net transfers (to) from affiliate or subaccounts include transfers of all or part of the Contract Owner's interest to or from another eligible subaccount or to the general account of KILICO.



(5) CONTRACT OWNERS' EQUITY



The Contract Owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only Contract Owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract Owners may elect to annuitize the contract under one of several annuity options, as specified in the prospectus.

Contract Owners' equity at December 31, 1999, is as follows (in thousands, except unit value; differences are due to rounding):



                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
               KEMPER ADVANTAGE III CONTRACTS
KEMPER VARIABLE SERIES:
KEMPER MONEY MARKET SUBACCOUNT #1
  Flexible Payment, Qualified...............................        333     $ 2.588    $      861
  Flexible Payment, Nonqualified............................      3,501       2.588         9,061
  Periodic Payment, Qualified...............................     20,014       2.455        49,137
  Periodic Payment, Nonqualified............................     13,610       2.455        33,415
                                                                                       ----------
                                                                                           92,474
                                                                                       ----------
KEMPER TOTAL RETURN SUBACCOUNT
  Flexible Payment, Qualified...............................        656       8.425         5,525
  Flexible Payment, Nonqualified............................      2,817       7.800        21,972
  Periodic Payment, Qualified...............................     60,736       7.993       485,467
  Periodic Payment, Nonqualified............................      9,110       7.447        67,848
                                                                                       ----------
                                                                                          580,812
                                                                                       ----------
KEMPER HIGH YIELD SUBACCOUNT
  Flexible Payment, Qualified...............................        197       6.442         1,268
  Flexible Payment, Nonqualified............................      1,138       6.168         7,018
  Periodic Payment, Qualified...............................     15,887       6.112        97,105
  Periodic Payment, Nonqualified............................      4,245       5.954        25,274
                                                                                       ----------
                                                                                          130,665
                                                                                       ----------
KEMPER GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................        153       9.858         1,509
  Flexible Payment, Nonqualified............................        823       9.824         8,084
  Periodic Payment, Qualified...............................     40,027       9.401       376,285
  Periodic Payment, Nonqualified............................      6,263       9.387        58,790
                                                                                       ----------
                                                                                          444,668
                                                                                       ----------
KEMPER GOVERNMENT SECURITIES SUBACCOUNT
  Flexible Payment, Qualified...............................        145       1.823           264
  Flexible Payment, Nonqualified............................        779       1.823         1,421
  Periodic Payment, Qualified...............................     15,187       1.769        26,859
  Periodic Payment, Nonqualified............................      7,529       1.769        13,315
                                                                                       ----------
                                                                                           41,859
                                                                                       ----------
KEMPER INTERNATIONAL SUBACCOUNT
  Flexible Payment, Qualified...............................        170       2.708           460
  Flexible Payment, Nonqualified............................        457       2.708         1,237
  Periodic Payment, Qualified...............................     32,639       2.645        86,334
  Periodic Payment, Nonqualified............................      5,066       2.645        13,399
                                                                                       ----------
                                                                                          101,430
                                                                                       ----------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................        127       3.498           443
  Flexible Payment, Nonqualified............................        396       3.498         1,384
  Periodic Payment, Qualified...............................     31,772       3.440       109,283
  Periodic Payment, Nonqualified............................      3,242       3.440        11,152
                                                                                       ----------
                                                                                          122,262
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
         KEMPER ADVANTAGE III CONTRACTS (CONTINUED)
KEMPER VARIABLE SERIES (CONTINUED):
KEMPER INVESTMENT GRADE BOND SUBACCOUNT
  Flexible Payment, Qualified...............................         24     $ 1.151    $       28
  Flexible Payment, Nonqualified............................        227       1.151           261
  Periodic Payment, Qualified...............................      2,396       1.139         2,728
  Periodic Payment, Nonqualified............................        968       1.139         1,103
                                                                                       ----------
                                                                                            4,120
                                                                                       ----------
KEMPER CONTRARIAN VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................         57       1.580            91
  Flexible Payment, Nonqualified............................        110       1.580           174
  Periodic Payment, Qualified...............................     21,269       1.563        33,239
  Periodic Payment, Nonqualified............................      3,541       1.563         5,534
                                                                                       ----------
                                                                                           39,038
                                                                                       ----------
KEMPER SMALL CAP VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................          6       1.091             6
  Flexible Payment, Nonqualified............................         66       1.091            72
  Periodic Payment, Qualified...............................     11,756       1.079        12,684
  Periodic Payment, Nonqualified............................      1,319       1.079         1,423
                                                                                       ----------
                                                                                           14,185
                                                                                       ----------
KEMPER VALUE+GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         33       1.941            65
  Flexible Payment, Nonqualified............................         33       1.941            64
  Periodic Payment, Qualified...............................      6,861       1.920        13,176
  Periodic Payment, Nonqualified............................      1,727       1.920         3,316
                                                                                       ----------
                                                                                           16,621
                                                                                       ----------
KEMPER HORIZON 20+ SUBACCOUNT
  Flexible Payment, Qualified...............................         --       1.655            --
  Flexible Payment, Nonqualified............................         --       1.630            --
  Periodic Payment, Qualified...............................      1,713       1.637         2,804
  Periodic Payment, Nonqualified............................        225       1.637           369
                                                                                       ----------
                                                                                            3,173
                                                                                       ----------
KEMPER HORIZON 10+ SUBACCOUNT
  Flexible Payment, Qualified...............................          7       1.513            11
  Flexible Payment, Nonqualified............................          9       1.513            13
  Periodic Payment, Qualified...............................      2,086       1.497         3,121
  Periodic Payment, Nonqualified............................        306       1.497           458
                                                                                       ----------
                                                                                            3,603
                                                                                       ----------
KEMPER HORIZON 5 SUBACCOUNT
  Flexible Payment, Qualified...............................         --       1.362            --
  Flexible Payment, Nonqualified............................         --       1.370            --
  Periodic Payment, Qualified...............................      1,008       1.356         1,367
  Periodic Payment, Nonqualified............................        323       1.356           438
                                                                                       ----------
                                                                                            1,805
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
JANUS ASPEN SERIES:
JANUS ASPEN GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         12     $37.283    $      440
  Flexible Payment, Nonqualified............................         46      37.283         1,710
  Periodic Payment, Qualified...............................      3,541      36.810       130,333
  Periodic Payment, Nonqualified............................        591      36.810        21,769
                                                                                       ----------
                                                                                          154,252
                                                                                       ----------
JANUS ASPEN AGGRESSIVE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................          4      60.590           241
  Flexible Payment, Nonqualified............................         17      60.590         1,011
  Periodic Payment, Qualified...............................      2,360      59.822       141,193
  Periodic Payment, Nonqualified............................        267      59.822        15,948
                                                                                       ----------
                                                                                          158,393
                                                                                       ----------
JANUS ASPEN WORLDWIDE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         11      49.181           527
  Flexible Payment, Nonqualified............................         36      49.181         1,781
  Periodic Payment, Qualified...............................      6,003      48.558       291,479
  Periodic Payment, Nonqualified............................        726      48.558        35,229
                                                                                       ----------
                                                                                          329,016
                                                                                       ----------
JANUS ASPEN BALANCED SUBACCOUNT
  Flexible Payment, Qualified...............................         11      30.378           338
  Flexible Payment, Nonqualified............................         52      30.378         1,569
  Periodic Payment, Qualified...............................      4,206      29.993       126,147
  Periodic Payment, Nonqualified............................        535      29.993        16,039
                                                                                       ----------
                                                                                          144,093
                                                                                       ----------
LEXINGTON NATURAL RESOURCES TRUST:
LEXINGTON NATURAL RESOURCES SUBACCOUNT
  Flexible Payment, Qualified...............................         --      13.565            --
  Flexible Payment, Nonqualified............................          4      13.565            54
  Periodic Payment, Qualified...............................        290      13.379         3,884
  Periodic Payment, Nonqualified............................         33      13.379           436
                                                                                       ----------
                                                                                            4,374
                                                                                       ----------
LEXINGTON EMERGING MARKETS FUND, INC. :
LEXINGTON EMERGING MARKETS SUBACCOUNT
  Flexible Payment, Qualified...............................          1      14.118            17
  Flexible Payment, Nonqualified............................          3      14.118            48
  Periodic Payment, Qualified...............................        742      13.939        10,342
  Periodic Payment, Nonqualified............................        154      13.939         2,142
                                                                                       ----------
                                                                                           12,549
                                                                                       ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
FIDELITY VIP EQUITY-INCOME SUBACCOUNT
  Flexible Payment, Qualified...............................          1      30.830            26
  Flexible Payment, Nonqualified............................          8      30.830           261
  Periodic Payment, Qualified...............................      1,258      30.497        38,364
  Periodic Payment, Nonqualified............................        216      30.497         6,578
                                                                                       ----------
                                                                                           45,229
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
         KEMPER ADVANTAGE III CONTRACTS (CONTINUED)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (CONTINUED):
FIDELITY VIP GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................          4     $71.079    $      296
  Flexible Payment, Nonqualified............................         17      71.079         1,230
  Periodic Payment, Qualified...............................      1,132      70.305        79,601
  Periodic Payment, Nonqualified............................        145      70.305        10,175
                                                                                       ----------
                                                                                           91,302
                                                                                       ----------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
FIDELITY VIP II ASSET MANAGER SUBACCOUNT
  Flexible Payment, Qualified...............................          0      25.172             0
  Flexible Payment, Nonqualified............................          9      25.172           224
  Periodic Payment, Qualified...............................        284      24.899         7,077
  Periodic Payment, Nonqualified............................         44      24.899         1,092
                                                                                       ----------
                                                                                            8,393
                                                                                       ----------
FIDELITY VIP II INDEX 500 SUBACCOUNT
  Flexible Payment, Qualified...............................          2     176.352           272
  Flexible Payment, Nonqualified............................         14     176.352         2,435
  Periodic Payment, Qualified...............................        833     174.446       145,342
  Periodic Payment, Nonqualified............................        127     174.446        22,230
                                                                                       ----------
                                                                                          170,279
                                                                                       ----------
FIDELITY VIP II CONTRAFUND SUBACCOUNT
  Flexible Payment, Qualified...............................          5      32.012           147
  Flexible Payment, Nonqualified............................         12      32.012           385
  Periodic Payment, Qualified...............................      2,175      31.666        68,874
  Periodic Payment, Nonqualified............................        284      31.666         8,990
                                                                                       ----------
                                                                                           78,396
                                                                                       ----------
SCUDDER VARIABLE LIFE INVESTMENT FUND:
SCUDDER VLIF BOND SUBACCOUNT
  Flexible Payment, Qualified...............................         --       6.394            --
  Flexible Payment, Nonqualified............................         --       6.394            --
  Periodic Payment, Qualified...............................         22       6.435           144
  Periodic Payment, Nonqualified............................          1       6.435             5
                                                                                       ----------
                                                                                              149
                                                                                       ----------
SCUDDER VLIF CAPITAL GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         --      28.914            --
  Flexible Payment, Nonqualified                                     --      28.914            --
  Periodic Payment, Qualified...............................         14      28.882           405
  Periodic Payment, Nonqualified............................          4      28.882           103
                                                                                       ----------
                                                                                              508
                                                                                       ----------
SCUDDER VLIF INTERNATIONAL SUBACCOUNT
  Flexible Payment, Qualified...............................          1      20.207            24
  Flexible Payment, Nonqualified............................         --      20.207            --
  Periodic Payment, Qualified...............................        104      20.167         2,090
  Periodic Payment, Nonqualified............................         34      20.167           681
                                                                                       ----------
                                                                                            2,795
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. :
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         --     $39.967    $       --
  Flexible Payment, Nonqualified............................          0      40.163             9
  Periodic Payment, Qualified...............................         57      40.084         2,277
  Periodic Payment, Nonqualified............................          8      40.084           328
                                                                                       ----------
                                                                                            2,614
                                                                                       ----------
J.P. MORGAN SERIES TRUST II:
J.P. MORGAN SMALL COMPANY SUBACCOUNT
  Flexible Payment, Qualified...............................          4      16.998            66
  Flexible Payment, Nonqualified............................         --      16.998            --
  Periodic Payment, Qualified...............................         13      16.965           228
  Periodic Payment, Nonqualified............................          4      16.965            76
                                                                                       ----------
                                                                                              370
                                                                                       ----------
THE ALGER AMERICAN FUND:
ALGER AMERICAN GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         --      71.618            --
  Flexible Payment, Nonqualified............................          1      70.710            78
  Periodic Payment, Qualified...............................        130      70.571         9,202
  Periodic Payment, Nonqualified............................         23      70.571         1,631
                                                                                       ----------
                                                                                           10,911
                                                                                       ----------
ALGER AMERICAN SMALL CAPITALIZATION SUBACCOUNT
  Flexible Payment, Qualified...............................         --      64.873            --
  Flexible Payment, Nonqualified............................         --      64.873            --
  Periodic Payment, Qualified...............................         30      62.523         1,852
  Periodic Payment, Nonqualified............................          5      62.523           291
                                                                                       ----------
                                                                                            2,143
                                                                                       ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. :
AMERICAN CENTURY VP INCOME & GROWTH SUBACCOUNT
  Flexible Payment, Qualified...............................         --       7.834            --
  Flexible Payment, Nonqualified............................         14       7.947           109
  Periodic Payment, Qualified...............................        303       7.932         2,403
  Periodic Payment, Nonqualified............................         27       7.932           212
                                                                                       ----------
                                                                                            2,724
                                                                                       ----------
AMERICAN CENTURY VP VALUE SUBACCOUNT
  Flexible Payment, Qualified...............................         --       5.898            --
  Flexible Payment, Nonqualified............................          1       5.911             5
  Periodic Payment, Qualified...............................         85       5.899           499
  Periodic Payment, Nonqualified............................         13       5.899            76
                                                                                       ----------
                                                                                              580
                                                                                       ----------
     TOTAL KEMPER ADVANTAGE III CONTRACT OWNERS' EQUITY.....                           $2,815,785
                                                                                       ==========
KEMPER PASSPORT CONTRACTS
KEMPER VARIABLE SERIES:
KEMPER MONEY MARKET SUBACCOUNT #1
  Qualified.................................................      5,707     $ 1.290    $    7,360
  Nonqualified..............................................     16,496       1.290        21,273
                                                                                       ----------
                                                                                           28,633
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
KEMPER PASSPORT CONTRACTS (CONTINUED)
KEMPER VARIABLE SERIES (CONTINUED):
KEMPER MONEY MARKET SUBACCOUNT #2
  Qualified.................................................        324     $ 1.424    $      462
  Nonqualified..............................................        670       1.424           954
                                                                                       ----------
                                                                                            1,416
                                                                                       ----------
KEMPER TOTAL RETURN SUBACCOUNT
  Qualified.................................................     11,261       2.173        24,475
  Nonqualified..............................................     36,480       2.173        79,286
                                                                                       ----------
                                                                                          103,761
                                                                                       ----------
KEMPER HIGH YIELD SUBACCOUNT
  Qualified.................................................      7,927       1.903        15,088
  Nonqualified..............................................     27,992       1.903        53,278
                                                                                       ----------
                                                                                           68,366
                                                                                       ----------
KEMPER GROWTH SUBACCOUNT
  Qualified.................................................      9,649       3.181        30,699
  Nonqualified..............................................     27,217       3.181        86,590
                                                                                       ----------
                                                                                          117,289
                                                                                       ----------
KEMPER GOVERNMENT SECURITIES SUBACCOUNT
  Qualified.................................................      3,318       1.429         4,740
  Nonqualified..............................................     11,272       1.429        16,103
                                                                                       ----------
                                                                                           20,843
                                                                                       ----------
KEMPER INTERNATIONAL SUBACCOUNT
  Qualified.................................................      4,123       2.655        10,950
  Nonqualified..............................................     15,971       2.655        42,410
                                                                                       ----------
                                                                                           53,360
                                                                                       ----------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Qualified.................................................      2,345       3.449         8,089
  Nonqualified..............................................      6,735       3.449        23,230
                                                                                       ----------
                                                                                           31,319
                                                                                       ----------
KEMPER INVESTMENT GRADE BOND SUBACCOUNT
  Qualified.................................................      1,056       1.141         1,206
  Nonqualified..............................................      3,599       1.141         4,105
                                                                                       ----------
                                                                                            5,311
                                                                                       ----------
KEMPER CONTRARIAN VALUE SUBACCOUNT
  Qualified.................................................      5,661       1.566         8,862
  Nonqualified..............................................     17,129       1.566        26,818
                                                                                       ----------
                                                                                           35,680
                                                                                       ----------
KEMPER SMALL CAP VALUE SUBACCOUNT
  Qualified.................................................      2,899       1.081         3,133
  Nonqualified..............................................      8,400       1.081         9,079
                                                                                       ----------
                                                                                           12,212
                                                                                       ----------
KEMPER VALUE+GROWTH SUBACCOUNT
  Qualified.................................................      3,403       1.924         6,546
  Nonqualified..............................................      9,891       1.924        19,028
                                                                                       ----------
                                                                                           25,574
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
KEMPER HORIZON 20+ SUBACCOUNT
  Qualified.................................................      1,054     $ 1.640    $    1,728
  Nonqualified..............................................      2,654       1.640         4,352
                                                                                       ----------
                                                                                            6,080
                                                                                       ----------
KEMPER HORIZON 10+ SUBACCOUNT
  Qualified.................................................      1,317       1.499         1,974
  Nonqualified..............................................      3,949       1.499         5,921
                                                                                       ----------
                                                                                            7,895
                                                                                       ----------
KEMPER HORIZON 5 SUBACCOUNT
  Qualified.................................................        370       1.358           503
  Nonqualified..............................................      2,951       1.358         4,008
                                                                                       ----------
                                                                                            4,511
                                                                                       ----------
     TOTAL KEMPER PASSPORT CONTRACT OWNERS' EQUITY..........                           $  522,250
                                                                                       ==========
KEMPER DESTINATIONS CONTRACTS
KEMPER VARIABLE SERIES:
KEMPER MONEY MARKET SUBACCOUNT #1
  Qualified.................................................        786     $10.559    $    8,303
  Nonqualified..............................................        783      10.559         8,267
                                                                                       ----------
                                                                                           16,570
                                                                                       ----------
KEMPER MONEY MARKET SUBACCOUNT #2
  Qualified.................................................         68      10.795           732
  Nonqualified..............................................         50      10.795           542
                                                                                       ----------
                                                                                            1,274
                                                                                       ----------
KEMPER TOTAL RETURN SUBACCOUNT
  Qualified.................................................      1,224      11.936        14,608
  Nonqualified..............................................      1,393      11.936        16,627
                                                                                       ----------
                                                                                           31,235
                                                                                       ----------
KEMPER HIGH YIELD SUBACCOUNT
  Qualified.................................................        778       9.717         7,563
  Nonqualified..............................................      1,145       9.717        11,124
                                                                                       ----------
                                                                                           18,687
                                                                                       ----------
KEMPER GROWTH SUBACCOUNT
  Qualified.................................................        407      13.532         5,512
  Nonqualified..............................................        485      13.532         6,564
                                                                                       ----------
                                                                                           12,076
                                                                                       ----------
KEMPER GOVERNMENT SECURITIES SUBACCOUNT
  Qualified.................................................        263      10.259         2,700
  Nonqualified..............................................        594      10.259         6,090
                                                                                       ----------
                                                                                            8,790
                                                                                       ----------
KEMPER INTERNATIONAL SUBACCOUNT
  Qualified.................................................        163      13.549         2,210
  Nonqualified..............................................        188      13.549         2,552
                                                                                       ----------
                                                                                            4,762
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
KEMPER DESTINATIONS CONTRACTS (CONTINUED)
KEMPER VARIABLE SERIES (CONTINUED):
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Qualified.................................................        394     $14.691    $    5,793
  Nonqualified..............................................        449      14.691         6,602
                                                                                       ----------
                                                                                           12,395
                                                                                       ----------
KEMPER INVESTMENT GRADE BOND SUBACCOUNT
  Qualified.................................................        422      10.062         4,243
  Nonqualified..............................................        518      10.062         5,206
                                                                                       ----------
                                                                                            9,449
                                                                                       ----------
KEMPER CONTRARIAN VALUE SUBACCOUNT
  Qualified.................................................        907       9.485         8,601
  Nonqualified..............................................        944       9.485         8,955
                                                                                       ----------
                                                                                           17,556
                                                                                       ----------
KEMPER SMALL CAP VALUE SUBACCOUNT
  Qualified.................................................        313       8.547         2,672
  Nonqualified..............................................        297       8.547         2,535
                                                                                       ----------
                                                                                            5,207
                                                                                       ----------
KEMPER VALUE+GROWTH SUBACCOUNT
  Qualified.................................................        231      12.291         2,843
  Nonqualified..............................................        267      12.291         3,286
                                                                                       ----------
                                                                                            6,129
                                                                                       ----------
KEMPER HORIZON 20+ SUBACCOUNT
  Qualified.................................................         46      11.021           510
  Nonqualified..............................................         50      11.021           548
                                                                                       ----------
                                                                                            1,058
                                                                                       ----------
KEMPER HORIZON 10+ SUBACCOUNT
  Qualified.................................................        124      10.998         1,361
  Nonqualified..............................................        231      10.998         2,545
                                                                                       ----------
                                                                                            3,906
                                                                                       ----------
KEMPER HORIZON 5 SUBACCOUNT
  Qualified.................................................        172      10.707         1,840
  Nonqualified..............................................         96      10.707         1,032
                                                                                       ----------
                                                                                            2,872
                                                                                       ----------
JANUS ASPEN SERIES:
JANUS GROWTH SUBACCOUNT
  Qualified.................................................      2,556      16.958        43,343
  Nonqualified..............................................      2,530      16.958        42,904
                                                                                       ----------
                                                                                           86,247
                                                                                       ----------

                                                                                        CONTRACT
                                                                 NUMBER      UNIT       OWNERS'
                                                                OF UNITS     VALUE       EQUITY
                                                                --------    -------    ----------
SCUDDER VARIABLE LIFE INVESTMENT FUND:
SCUDDER VLIF CAPITAL GROWTH SUBACCOUNT
  Qualified.................................................        443     $14.435    $    6,394
  Nonqualified..............................................        473      14.435         6,823
                                                                                       ----------
                                                                                           13,217
                                                                                       ----------
SCUDDER VLIF INTERNATIONAL SUBACCOUNT
  Qualified.................................................        541      14.990         8,109
  Nonqualified..............................................      1,112      14.990        16,665
                                                                                       ----------
                                                                                           24,774
                                                                                       ----------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. :
DREYFUS SOCIALLY RESPONSIBLE GROWTH SUBACCOUNT
  Qualified.................................................         21      11.289           241
  Nonqualified..............................................          1      11.289            12
                                                                                       ----------
                                                                                              253
                                                                                       ----------
     TOTAL KEMPER DESTINATIONS CONTRACT OWNERS' EQUITY......                           $  276,457
                                                                                       ==========
FARMERS VARIABLE ANNUITY I CONTRACTS
KEMPER VARIABLE SERIES:
KEMPER GOVERNMENT SECURITIES SUBACCOUNT
  Qualified.................................................          1     $ 9.924    $       15
  Nonqualified..............................................         20       9.924           202
                                                                                       ----------
                                                                                              217
                                                                                       ----------
KEMPER SMALL CAP GROWTH SUBACCOUNT
  Qualified.................................................          4     $15.122    $       64
  Nonqualified..............................................          1      15.122            16
                                                                                       ----------
                                                                                               80
                                                                                       ----------
SCUDDER VARIABLE LIFE INVESTMENT FUND:
SCUDDER VLIF BOND SUBACCOUNT
  Qualified.................................................          0       9.763             3
  Nonqualified..............................................          2       9.763            24
                                                                                       ----------
                                                                                               27
                                                                                       ----------
SCUDDER VLIF INTERNATIONAL SUBACCOUNT
  Qualified.................................................          0      15.038             6
  Nonqualified..............................................          0      15.038             7
                                                                                       ----------
                                                                                               13
                                                                                       ----------
     TOTAL FARMERS VARIABLE ANNUITY I CONTRACT OWNERS'
      EQUITY................................................                           $      337
                                                                                       ==========

                       REPORT OF INDEPENDENT ACCOUNTANTS



The Board of Directors and Stockholder of


Kemper Investors Life Insurance Company:



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income, stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and subsidiaries (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



                                       PricewaterhouseCoopers LLP



Chicago, Illinois


March 17, 2000

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                          CONSOLIDATED BALANCE SHEETS


                       (in thousands, except share data)



                                                                DECEMBER 31    DECEMBER 31
                                                                   1999           1998
                                                                -----------    -----------
ASSETS
Fixed maturities, available for sale, at fair value
  (amortized cost: December 31, 1999, $3,397,188, December
  31, 1998, $3,421,535).....................................    $ 3,276,017    $ 3,482,820
Trading account securities at fair value (amortized cost:
  December 31, 1998, $99,095)...............................             --        101,781
Equity securities (cost: December 31, 1999, $65,235;
  December 31, 1998, $66,776)...............................         61,592         66,854
Short-term investments......................................         42,391         58,334
Joint venture mortgage loans................................         67,242         65,806
Third-party mortgage loans..................................         63,875         76,520
Other real estate-related investments.......................         20,506         22,049
Policy loans................................................        261,788        271,540
Other invested assets.......................................         25,621         23,645
                                                                -----------    -----------
          Total investments.................................      3,819,032      4,169,349
Cash........................................................         12,015         13,486
Accrued investment income...................................        127,219        124,213
Goodwill....................................................        203,907        216,651
Value of business acquired..................................        119,160        118,850
Deferred insurance acquisition costs........................        159,667         91,543
Deferred income taxes.......................................         93,502         35,059
Reinsurance recoverable.....................................        309,696        344,837
Receivable on sales of securities...........................          3,500          3,500
Other assets and receivables................................         29,950         23,029
Assets held in separate accounts............................      9,778,068      7,099,204
                                                                -----------    -----------
          Total assets......................................    $.14,655,716   $12,239,721
                                                                ===========    ===========
LIABILITIES
Future policy benefits......................................    $ 3,718,833    $ 3,906,391
Other policyholder benefits and funds payable...............        457,328        318,369
Other accounts payable and liabilities......................         71,482         61,898
Liabilities related to separate accounts....................      9,778,068      7,099,204
                                                                -----------    -----------
          Total liabilities.................................     14,025,711     11,385,862
                                                                -----------    -----------
Commitments and contingent liabilities
STOCKHOLDER'S EQUITY
Capital stock--$10 par value, authorized 300,000 shares;
  outstanding 250,000 shares................................          2,500          2,500
Additional paid-in capital..................................        804,347        804,347
Accumulated other comprehensive income (loss)...............       (120,819)        32,975
Retained earnings (deficit).................................        (56,023)        14,037
                                                                -----------    -----------
          Total stockholder's equity........................        630,005        853,859
                                                                -----------    -----------
          Total liabilities and stockholder's equity........    $14,655,716    $12,239,721
                                                                ===========    ===========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                     CONSOLIDATED STATEMENTS OF OPERATIONS


                                 (in thousands)



                                                                     YEAR ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
REVENUE
Net investment income.......................................    $264,640    $273,512    $296,195
Realized investment gains (losses)..........................      (9,549)     51,868      10,546
Premium income..............................................      21,990      22,346      22,239
Separate account fees and charges...........................      74,715      61,982      85,413
Other income................................................      11,623      10,031      11,087
                                                                --------    --------    --------
          Total revenue.....................................     363,419     419,739     425,480
                                                                --------    --------    --------
BENEFIT AND EXPENSES
Interest credited to policyholders..........................     162,243     176,906     199,782
Claims incurred and other policyholder benefits.............      18,185      28,029      28,372
Taxes, licenses and fees....................................      30,234      30,292      52,608
Commissions.................................................      67,555      39,046      32,602
Operating expenses..........................................      45,989      44,575      36,837
Deferral of insurance acquisition costs.....................     (69,814)    (46,565)    (38,177)
Amortization of insurance acquisition costs.................       5,524      12,082       3,204
Amortization of value of business acquired..................      12,955      17,677      24,948
Amortization of goodwill....................................      12,744      12,744      15,295
                                                                --------    --------    --------
          Total benefits and expenses.......................     285,615     314,786     355,471
                                                                --------    --------    --------
Income before income tax expense............................      77,804     104,953      70,009
Income tax expense..........................................      32,864      39,804      31,292
                                                                --------    --------    --------
          Net income........................................    $ 44,940    $ 65,149    $ 38,717
                                                                ========    ========    ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME


                                 (in thousands)



                                                                     YEAR ENDED DECEMBER 31
                                                                ---------------------------------
                                                                  1999         1998        1997
                                                                ---------    --------    --------
NET INCOME..................................................    $  44,940    $ 65,149    $ 38,717
                                                                ---------    --------    --------
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE TAX:
  Unrealized holding gains (losses) on investments arising
     during period:
  Unrealized holding gains (losses) on investments..........     (180,267)     25,372      60,802
  Adjustment to value of business acquired..................       12,811      (9,332)    (28,562)
  Adjustment to deferred insurance acquisition costs........        5,726      (2,862)     (2,680)
                                                                ---------    --------    --------
          Total unrealized holding gains (losses) on
            investments arising during period...............     (161,730)     13,178      29,560
                                                                ---------    --------    --------
  Less reclassification adjustments for items included in
     net income:
     Adjustment for (gains) losses included in realized
       investment gains (losses)............................       16,651       6,794      (9,016)
     Adjustment for amortization of premium on fixed
       maturities included in net investment income.........      (10,533)    (17,064)    (17,866)
     Adjustment for (gains) losses included in amortization
       of value of business acquired........................         (454)     (7,378)     (2,353)
     Adjustment for (gains) losses included in amortization
       of insurance acquisition costs.......................        1,892        (463)       (355)
                                                                ---------    --------    --------
          Total reclassification adjustments for items
            included in net income..........................        7,556     (18,111)    (29,590)
                                                                ---------    --------    --------
Other comprehensive income (loss), before related income tax
  expense (benefit).........................................     (169,286)     31,289      59,150
Related income tax expense (benefit)........................      (15,492)     10,952        (985)
                                                                ---------    --------    --------
          Other comprehensive income (loss), net of tax.....     (153,794)     20,337      60,135
                                                                ---------    --------    --------
          Comprehensive income (loss).......................    $(108,854)   $ 85,486    $ 98,852
                                                                =========    ========    ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY


                                 (in thousands)



                                                                           DECEMBER 31
                                                                ---------------------------------
                                                                  1999         1998        1997
                                                                ---------    --------    --------
CAPITAL STOCK, beginning and end of period..................    $   2,500    $  2,500    $  2,500
                                                                ---------    --------    --------

ADDITIONAL PAID-IN CAPITAL, beginning of period.............      804,347     806,538     761,538
Capital contributions from parent...........................           --       4,261      45,000
Adjustment to prior period capital contribution from
  parent....................................................           --      (6,452)         --
                                                                ---------    --------    --------
          End of period.....................................      804,347     804,347     806,538
                                                                ---------    --------    --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS), beginning of
  period....................................................       32,975      12,637     (47,498)
Other comprehensive income (loss), net of tax...............     (153,794)     20,338      60,135
                                                                ---------    --------    --------
          End of period.....................................     (120,819)     32,975      12,637
                                                                ---------    --------    --------

RETAINED EARNINGS, beginning of period......................       14,037      43,888      34,421
Net income..................................................       44,940      65,149      38,717
Dividends to parent.........................................     (115,000)    (95,000)    (29,250)
                                                                ---------    --------    --------
          End of period.....................................      (56,023)     14,037      43,888
                                                                ---------    --------    --------

          Total stockholder's equity........................    $ 630,005    $853,859    $865,563
                                                                =========    ========    ========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES



                     CONSOLIDATED STATEMENTS OF CASH FLOWS


                                 (in thousands)



                                                                       YEAR ENDED DECEMBER 31
                                                               --------------------------------------
                                                                  1999           1998         1997
                                                               -----------    -----------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...............................................    $    44,940    $    65,149   $  38,717
  Reconcilement of net income to net cash provided:
     Realized investment (gains) losses....................          9,549        (51,868)    (10,546)
     Net change in trading account securities..............        (51,239)        (6,727)         --
     Interest credited and other charges...................        158,557        173,958     198,206
     Deferred insurance acquisition costs, net.............        (64,290)       (34,483)    (34,973)
     Amortization of value of business acquired............         12,955         17,677      24,948
     Amortization of goodwill..............................         12,744         12,744      15,295
     Amortization of discount and premium on investments...         11,157         17,353      17,866
     Deferred income taxes.................................        (42,952)       (12,469)    (99,370)
     Net change in current federal income taxes............        (10,594)       (73,162)     97,386
     Benefits and premium taxes due related to separate
       account bank-owned life insurance...................        149,477        123,884     180,546
     Other, net                                                    (11,901)       (41,477)     17,168
                                                               -----------    -----------   ---------
          Net cash provided from operating activities......        218,403        190,579     445,243
                                                               -----------    -----------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Cash from investments sold or matured:
     Fixed maturities held to maturity.....................        335,735        491,699     229,208
     Fixed maturities sold prior to maturity...............      1,269,290        882,596     633,872
     Equity securities.....................................         11,379        107,598          --
     Mortgage loans, policy loans and other invested
       assets..............................................         75,389        180,316     131,866
  Cost of investments purchased or loans originated:
     Fixed maturities......................................     (1,455,496)    (1,319,119)   (606,028)
     Equity securities.....................................         (8,703)       (83,303)         --
     Mortgage loans, policy loans and other invested
       assets..............................................        (43,665)       (66,331)    (76,350)
  Short-term investments, net..............................         15,943        177,723    (164,361)
  Net change in receivable and payable for securities
     transactions..........................................             --           (677)     29,746
  Net change in other assets...............................         (2,725)            --         244
                                                               -----------    -----------   ---------
          Net cash provided from investing activities......        197,147        370,502     178,197
                                                               -----------    -----------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..............................................        383,874        180,124     145,687
     Withdrawals...........................................       (694,848)      (649,400)   (745,510)
  Capital contributions from parent........................             --          4,261      45,000
  Dividends to parent......................................       (115,000)       (95,000)    (29,250)
  Other....................................................          8,953        (11,448)    (18,275)
                                                               -----------    -----------   ---------
          Net cash used in financing activities............       (417,021)      (571,463)   (602,348)
                                                               -----------    -----------   ---------
               Net increase (decrease) in cash.............         (1,471)       (10,382)     21,092
CASH, beginning of period..................................         13,486         23,868       2,776
                                                               -----------    -----------   ---------
CASH, end of period........................................    $    12,015    $    13,486   $  23,868
                                                               ===========    ===========   =========



See accompanying notes to consolidated financial statements.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



BASIS OF PRESENTATION



Kemper Investors Life Insurance Company and subsidiaries (the "Company") issues fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"). Kemper and the Company are wholly-owned subsidiaries of Zurich Financial Services ("ZFS" or "Zurich"). ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG is listed on the Swiss Market Index. Allied Zurich p.l.c. is included in the FTSE-100 Share Index in London.



The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 1998 and 1997 consolidated financial statements in order for them to conform to the 1999 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 1999, 1998 and 1997, have been prepared in conformity with accounting principles generally accepted in the United States.



ESTIMATES



The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.



GOODWILL



The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determines that goodwill is not recoverable, it would amortize such amounts as additional goodwill expense in the accompanying financial statements. As of December 31, 1999, the Company believes that no such adjustment is necessary.



In December of 1997, the Company changed its amortization period from twenty-five years to twenty years in order to conform to Zurich's accounting practices and policies. As a result of the change in amortization periods, the Company recorded an increase in goodwill amortization expense of $5.1 million during 1997.



VALUE OF BUSINESS ACQUIRED



The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.



The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2004 are as follows:



                                                                                                   PROJECTED
                    (IN THOUSANDS)                       BEGINNING                  ACCRETION OF    ENDING
                YEAR ENDED DECEMBER 31                    BALANCE    AMORTIZATION     INTEREST      BALANCE
-------------------------------------------------------  ---------   ------------   ------------   ---------
1997 (actual)..........................................   168,692      (34,906)        9,958        143,744
1998 (actual)..........................................   143,744      (26,807)        9,129        126,066
1999 (actual)..........................................   126,066      (20,891)        7,936        113,111
2000...................................................   113,111      (23,418)        6,971         96,664
2001...................................................    96,664      (21,493)        5,890         81,061
2002...................................................    81,061      (17,805)        4,970         68,226
2003...................................................    68,226      (16,160)        4,185         56,251
2004...................................................    56,251      (14,625)        3,438         45,064



The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment increased the value of business acquired by $6.0 million as of December 31, 1999 and decreased the value of business acquired by $7.2 million as of December 31, 1998. Accumulated other comprehensive income increased by approximately $3.9 million as of December 31, 1999 due to this adjustment and decreased accumulated other comprehensive income by $4.7 million as of December 31, 1998.



LIFE INSURANCE REVENUE AND EXPENSES



Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.



Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.



REINSURANCE



In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of fixed-rate annuities and to individual death claims. The Company generally cedes 100 percent of the related annuity liabilities under the terms of the reinsurance agreements. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.



DEFERRED INSURANCE ACQUISITION COSTS



The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturities held as available for sale in the investment portfolio, through a credit or charge to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


FUTURE POLICY BENEFITS



Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.



Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Estimated future investment yields are a level 7.1 percent.



GUARANTY FUND ASSESSMENTS



The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 1999 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.



INVESTED ASSETS AND RELATED INCOME



Investments in fixed maturities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.



The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.



Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.



Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.



Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefitted.



SEPARATE ACCOUNT BUSINESS



The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the separate accounts are carried at fair value.



INCOME TAX



The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.



(2) CASH FLOW INFORMATION



The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $83.8 million, $126.0 million and $29.0 million directly to the United States Treasury Department during 1999, 1998 and 1997, respectively.



(3) INVESTED ASSETS AND RELATED INCOME



The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturities are considered available for sale. The carrying value of fixed maturities compared with amortized cost, adjusted for other-than-temporary declines in value, were as follows:



                                                                               ESTIMATED UNREALIZED
                                                      CARRYING    AMORTIZED    ---------------------
                                                       VALUE         COST       GAINS       LOSSES
                  (in thousands)                     ----------   ----------   --------   ----------
DECEMBER 31, 1999
U.S. treasury securities and obligations of U.S.
  government agencies and authorities..............  $    6,516   $    6,631   $    --    $    (115)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed................      21,656       22,107        --         (451)
Debt securities issued by foreign governments......      23,890       24,749       380       (1,239)
Corporate securities...............................   2,063,054    2,147,606     2,750      (87,302)
Mortgage and asset-backed securities...............   1,160,901    1,196,095       450      (35,644)
                                                     ----------   ----------   -------    ---------
       Total fixed maturities......................  $3,276,017   $3,397,188   $ 3,580    $(124,751)
                                                     ==========   ==========   =======    =========
DECEMBER 31, 1998
U.S. treasury securities and obligations of U.S.
  government agencies and authorities..............  $    7,951   $    7,879   $    81    $      (9)
Obligations of states and political subdivisions,
  special revenue and nonguaranteed................      27,039       26,768       362          (91)
Debt securities issued by foreign governments......      69,357       67,239     2,266         (148)
Corporate securities...............................   1,908,850    1,866,372    46,664       (4,186)
Mortgage and asset-backed securities...............   1,469,623    1,453,277    19,063       (2,717)
                                                     ----------   ----------   -------    ---------
       Total fixed maturities......................  $3,482,820   $3,421,535   $68,436    $  (7,151)
                                                     ==========   ==========   =======    =========



The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 1999, are shown below. Actual maturities will differ from contractual maturities because borrowers may have

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)

the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.



                                                                 CARRYING     AMORTIZED
                                                                  VALUE          COST
                       (in thousands)                           ----------    ----------
One year or less............................................    $   49,221    $   48,953
Over one year through five years............................       747,086       765,064
Over five years through ten years...........................     1,022,850     1,073,468
Over ten years..............................................       295,959       313,608
Securities not due at a single maturity date, primarily
  mortgage and asset-backed securities(1)...................     1,160,901     1,196,095
                                                                ----------    ----------
       Total fixed maturities...............................    $3,276,017    $3,397,188
                                                                ==========    ==========


---------------

(1) Weighted average maturity of 4.9 years.



Proceeds from sales of investments in fixed maturities prior to maturity were $1,269.3 million, $882.6 million and $633.9 million during 1999, 1998 and 1997, respectively. Gross gains of $7.9 million, $10.1 million and $3.1 million and gross losses of $17.7 million, $8.0 million and $13.7 million were realized on sales and write-downs of fixed maturities in 1999, 1998 and 1997, respectively. Excluding agencies of the U.S. government, there were no individual investments that exceeded ten percent of stockholder's equity at December 31, 1999.



At December 31, 1999, securities carried at approximately $6.2 million were on deposit with governmental agencies as required by law.



Upon default or indication of potential default by an issuer of fixed maturity securities, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.



The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.



The Company's $151.6 million real estate portfolio at December 31, 1999 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 1999 and 1998, total impaired real estate-related loans were as follows:



                                                                DECEMBER 31    DECEMBER 31
                                                                   1999           1998
                       (in millions)                            -----------    -----------
Impaired loans without reserves--gross......................      $ 74.9         $ 83.9
Impaired loans with reserves--gross.........................        23.4           25.0
                                                                  ------         ------
       Total gross impaired loans...........................        98.3          108.9
Reserves related to impaired loans..........................       (18.5)         (18.5)
Write-downs related to impaired loans.......................        (3.5)          (3.5)
                                                                  ------         ------
       Net impaired loans...................................      $ 76.3         $ 86.9
                                                                  ======         ======



Impaired loans without reserves include loans in which the deficit in equity investments in real estate-related investments is considered in determining reserves and write-downs. The Company had an average balance of $100.0 million and $54.6 million in impaired loans for 1999 and 1998, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(3) INVESTED ASSETS AND RELATED INCOME (CONTINUED)


At December 31, 1999 and 1998, loans on nonaccrual status, before reserves and write-downs, amounted to $98.3 million and $37.4 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.



NET INVESTMENT INCOME



The sources of net investment income were as follows:



                                                                  1999        1998        1997
                       (in thousands)                           --------    --------    --------
Interest and dividends on fixed maturities..................    $231,176    $232,707    $250,170
Dividends on equity securities..............................       4,618       2,143       2,123
Income from short-term investments..........................       3,568       5,391       4,128
Income from mortgage loans..................................       6,296      14,964      16,283
Income from policy loans....................................      20,131      21,096      20,549
Income from other real estate-related investments...........         155         352       6,631
Income from other loans and investments.....................       2,033       2,223       2,045
                                                                --------    --------    --------
       Total investment income..............................    $267,977    $278,876    $301,929
Investment expense..........................................      (3,337)     (5,364)     (5,734)
                                                                --------    --------    --------
       Net investment income................................    $264,640    $273,512    $296,195
                                                                ========    ========    ========



NET REALIZED INVESTMENT GAINS (LOSSES)



Net realized investment gains (losses) for the years ended December 31, 1999, 1998 and 1997, were as follows:



                                                                   REALIZED GAINS (LOSSES)
                                                                ------------------------------
                                                                 1999       1998        1997
                       (in thousands)                           -------    -------    --------
Real estate-related.........................................    $ 4,201    $41,362    $ 19,758
Fixed maturities............................................     (9,755)     2,158     (10,656)
Trading account securities--gross gains.....................        491      3,254          --
Trading account securities--gross losses....................     (7,794)      (417)         --
Trading account securities--holding losses..................         --       (151)         --
Equity securities...........................................      1,039      5,496         914
Other.......................................................      2,269        166         530
                                                                -------    -------    --------
  Realized investment gains (losses) before income tax
     expense (benefit)......................................    $(9,549)   $51,868    $ 10,546
Income tax expense (benefit)................................     (3,342)    18,154       3,691
                                                                -------    -------    --------
  Net realized investment gains (losses)....................    $(6,207)   $33,714    $  6,855
                                                                =======    =======    ========



Unrealized gains (losses) are computed below as follows: fixed maturities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 1999, 1998 and 1997 were as follows:



                                                                    CHANGE IN UNREALIZED GAINS (LOSSES)
                                                                -------------------------------------------
                                                                DECEMBER 31     DECEMBER 31     DECEMBER 31
                                                                    1999            1998           1997
                       (in thousands)                           ------------    ------------    -----------
Fixed maturities............................................     $(182,456)       $36,717        $ 87,787
Equity and other securities.................................        (3,929)        (1,075)           (103)
Adjustment to deferred insurance acquisition costs..........         3,834         (2,399)         (2,325)
Adjustment to value of business acquired....................        13,265         (1,954)        (26,209)
                                                                 ---------        -------        --------
  Unrealized gain (loss) before income tax expense
     (benefit)..............................................      (169,286)        31,289          59,150
Income tax expense (benefit)................................       (15,492)        10,952            (985)
                                                                 ---------        -------        --------
       Net unrealized gain (loss) on investments............     $(153,794)       $20,337        $ 60,135
                                                                 =========        =======        ========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(4) UNCONSOLIDATED INVESTEES



At December 31, 1999 and 1998 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.



As of December 31, 1999 and 1998, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.2 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $155 thousand, $241 thousand and $835 thousand in 1999, 1998 and 1997, respectively.



(5) CONCENTRATION OF CREDIT RISK



The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.



Approximately 20.0 percent of the Company's investment-grade fixed maturities at December 31, 1999 were mortgage-backed securities, down from 28.0 percent at December 31, 1998, due to sales and paydowns during 1999. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally AAA credit quality.



Approximately 16.8 percent and 15.4 percent of the Company's investment-grade fixed maturities at December 31, 1999 and 1998, respectively, consisted of corporate asset-backed securities. The majority of the Company's investments in asset-backed securities were backed by home equity loans (24.0%), commercial mortgage-backed securities (22.8%), manufactured housing loans (12.5%), other commercial assets (11.3%) and collateralized loan and bond obligations (10.6%).



The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 1999 was as follows: California (36.8%), Hawaii (13.6%), Washington (10.9%) and Colorado (10.1%). The property type distribution of a majority of the real estate portfolio as of December 31, 1999 was as follows: hotels (36.3%), land (36.1%) and residential (13.5%).



To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's and the Company's plans with respect to such projects may not change substantially.



Slightly more than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.



At December 31, 1999, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
42.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 1999, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(5) CONCENTRATION OF CREDIT RISK (CONTINUED)


At December 31, 1999, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company ("Lumbermens"), a former affiliate, constituted approximately $55.4 million, or
36.5 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 1999. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. At December 31, 1999, MLP-related commitments accounted for approximately $0.1 million of the Company's off-balance-sheet legal commitments.



The remaining significant real estate-related investments amounted to $20.7 million at December 31, 1999 and consisted of various zoned and unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, the Company has placed these real estate-related investments on nonaccrual status as of December 31, 1996. The Company is currently pursuing the zoning of all remaining unzoned properties, as well as pursuing steps to sell all remaining zoned properties. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, the Company anticipates that it could be several additional years until it completely disposes of all of its investments in Hawaii. At December 31, 1999, off-balance sheet legal commitments related to Hawaiian properties totaled $4.0 million.



At December 31, 1999, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 1999.



(6) INCOME TAXES



Income tax expense (benefit) was as follows for the years ended December 31, 1999, 1998 and 1997:



                                                                  1999        1998        1997
                       (in thousands)                           --------    --------    --------
Current.....................................................    $ 75,816    $ 52,273    $130,662
Deferred....................................................     (42,952)    (12,469)    (99,370)
                                                                --------    --------    --------
          Total.............................................    $ 32,864    $ 39,804    $ 31,292
                                                                ========    ========    ========



Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 1999, 1998 and 1997:



                                                                  1999       1998       1997
                       (in thousands)                           --------    -------    -------
Unrealized gains and losses on investments..................    $(21,477)   $12,476    $ 9,002
Value of business acquired..................................       4,643       (684)    (9,173)
Deferred insurance acquisition costs........................       1,342       (840)      (814)
                                                                --------    -------    -------
          Total.............................................    $(15,492)   $10,952    $  (985)
                                                                ========    =======    =======

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(6) INCOME TAXES (CONTINUED)


The actual income tax expense for 1999, 1998 and 1997 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 1999, 1998, and 1997 to income before income tax expense.



                                                                 1999       1998       1997
                       (in thousands)                           -------    -------    -------
Computed expected tax expense...............................    $27,232    $36,734    $24,503
Difference between "expected" and actual tax expense:
  State taxes...............................................      1,608       (434)     1,801
  Amortization of goodwill..................................      4,460      4,460      5,353
  Dividend received deduction...............................      --          (540)        --
  Foreign tax credit........................................       (306)      (250)      (278)
  Other, net................................................       (130)      (166)       (87)
                                                                -------    -------    -------
          Total actual tax expense..........................    $32,864    $39,804    $31,292
                                                                =======    =======    =======



Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company only records deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance recorded for the portion that is not likely to be realized. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains.



The Company has established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount is based on the evidence available and management's judgment. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. The change in the valuation allowance is related solely to the change in the net deferred federal tax asset or liability from unrealized gains or losses on investments.



The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:



                                                              DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                                 1999           1998           1997
                       (in thousands)                         -----------    -----------    -----------
Deferred federal tax assets:
  Deferred insurance acquisition costs ("DAC Tax")..........   $121,723       $ 86,332       $ 75,522
  Unrealized losses on investments..........................     43,758             --             --
  Life policy reserves......................................     43,931         27,240         43,337
  Unearned revenue..........................................     59,349         42,598         37,243
  Real estate-related.......................................      7,103         13,944         13,400
  Other investment-related..................................        928          5,770          3,298
  Other.....................................................      3,133          4,923          4,371
                                                               --------       --------       --------
     Total deferred federal tax assets......................    279,925        180,807        177,171
  Valuation allowance.......................................    (58,959)       (15,201)       (15,201)
                                                               --------       --------       --------
     Total deferred federal tax assets after valuation
       allowance............................................    220,966        165,606        161,970
                                                               --------       --------       --------

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(6) INCOME TAXES (CONTINUED)



                                                              DECEMBER 31    DECEMBER 31    DECEMBER 31
                                                                 1999           1998           1997
                       (in thousands)                         -----------    -----------    -----------
Deferred federal tax liabilities:
  Value of business acquired................................     55,884         41,598         48,469
  Deferred insurance acquisition costs......................     41,706         32,040         20,811
  Depreciation and amortization.............................     19,957         19,111         20,201
  Other investment-related..................................      7,670         14,337         18,774
  Unrealized gains on investments...........................         --         21,477          9,002
  Other.....................................................      2,247          1,984          4,720
                                                               --------       --------       --------
     Total deferred federal tax liabilities.................    127,464        130,547        121,977
                                                               --------       --------       --------
Net deferred federal tax assets.............................   $ 93,502       $ 35,059       $ 39,993
                                                               ========       ========       ========



The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with $1.6 billion and $1.5 billion of new and renewal sales in 1999 and 1998, respectively, from a non-registered individual and group variable bank-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.



The tax returns through the year 1993 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1994 through 1996 are currently under examination by the IRS.



(7) RELATED-PARTY TRANSACTIONS



The Company received capital contributions from Kemper of $4.3 million and $45.0 million during 1998 and 1997, respectively. The Company paid cash dividends of $115.0 million, $95.0 million and $29.3 million to Kemper during 1999, 1998 and 1997, respectively.



The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 1999 and 1998, joint venture mortgage loans totaled $67.2 million and $65.8 million, respectively, and during 1999, 1998 and 1997, the Company earned interest income on these joint venture loans of $0.6 million, $6.8 million and $7.5 million, respectively.



All of the Company's personnel are employees of Federal Kemper Life Assurance Company ("FKLA"), an affiliated company. The Company is allocated expenses for the utilization of FKLA employees and facilities, the investment management services of Scudder Kemper Investments, Inc. ("SKI") an affiliated company, and the information systems of Kemper Service Company ("KSvC"), an SKI subsidiary, based on the Company's share of administrative, legal, marketing, investment management, information systems and operation and support services. During 1999 and 1998, expenses allocated to the Company from SKI amounted to $17 thousand and $43 thousand, respectively. During 1997, expenses allocated to the Company from SKI and KSvC amounted to $114 thousand. The Company also paid to SKI investment management fees of $1.8 million, $3.1 million and $3.5 million during 1999, 1998 and 1997, respectively. In addition, expenses allocated to the Company from FKLA during 1999, 1998 and 1997 amounted to $34.1 million, $35.5 million and $30.0 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $1.0 million, $1.5 million and $2.2 million in 1999, 1998 and 1997, respectively, related to the management of the Company's real estate portfolio.



(8) REINSURANCE



As of December 31, 1999 and 1998, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to an affiliate amounted to $309.7 million and $344.8 million, respectively.



In 1996, the Company assumed, on a yearly renewable term basis, term life insurance from FKLA. Premiums assumed during 1999 under the terms of the treaty amounted to $21.3 million and the face amount which remained outstanding at December 31, 1999 amounted to $10.4 billion.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(8) REINSURANCE (CONTINUED)

Effective January 1, 1997, the Company ceded 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $595 thousand and $413 thousand as of December 31, 1999 and 1998, respectively.



During December 1997, the Company entered into a funds withheld reinsurance agreement with a Zurich affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"), formerly ZC Life Reinsurance Limited. Under the terms of this agreement, the Company ceded, on a yearly renewable term basis, 90 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI, which is held in the Company's separate accounts. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets. During 1998, the Company modified the reinsurance agreement to increase the reinsurance from ninety percent to one hundred percent.



The following table contains amounts related to the BOLI funds withheld reinsurance agreement (in millions):



BANK OWNED LIFE INSURANCE (BOLI)


(in millions)



                                                                     YEAR ENDED DECEMBER 31
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
Face amount in force........................................    $ 82,021    $ 66,186    $ 59,338
                                                                ========    ========    ========
Net amount at risk ceded....................................    $(75,979)   $(62,160)   $(51,066)
                                                                ========    ========    ========
Cost of insurance charges ceded.............................    $  166.4    $  175.5    $   24.3
                                                                ========    ========    ========
Funds withheld account......................................    $  263.4    $  170.9    $   23.4
                                                                ========    ========    ========



The Company has a funds withheld account ("FWA") supporting reserve credits on reinsurance ceded on the BOLI product. Amendments to the reinsurance contracts during 1998 changed the methodology used to determine increases to the FWA. A substantial portion of the FWA was marked-to-market based predominantly upon the total return of the Governmental Bond Division of the KILICO Variable Series I Separate Account. During 1998, the Company recorded a $2.5 million increase to the FWA related to this mark-to-market. In November 1998, to properly match revenue and expenses, the Company had also placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as "trading" under Statement of Financial Accounting Standards No. 115 ("FAS 115") at December 31, 1998 and through November 30, 1999. FAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. During 1998, the Company recorded a realized capital gain of $2.8 million upon transfer of these assets from "available for sale" to the trading portfolio as required by FAS 115. In addition, the Company recorded realized capital losses of $7.3 million and $0.2 million related to the changes in fair value of this portfolio during 1999 and 1998, respectively.



Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as "trading". As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.



(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS



FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(9) POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (CONTINUED)


will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $10,000 per participant.



The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.2 million and $2.0 million at December 31, 1999 and 1998, respectively.



The discount rate used in determining the allocated postretirement benefit obligation was 8.0 percent and 7.0 percent for 1999 and 1998, respectively. The assumed health care trend rate used was based on projected experience for 1999,
7.2 percent for 2000, gradually declining to 5.6 percent by the year 2004 and gradually declining thereafter.



A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 1999 and 1998 by $190 thousand and $312 thousand, respectively.



(10) COMMITMENTS AND CONTINGENT LIABILITIES



The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.



Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under Federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.



(11) FINANCIAL INSTRUMENTS--OFF-BALANCE-SHEET RISK



At December 31, 1999, the Company had future legal loan commitments and stand-by financing agreements totaling $29.8 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These Commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.



(12) FAIR VALUE OF FINANCIAL INSTRUMENTS



Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



(12) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.



The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:



FIXED MATURITIES AND EQUITY SECURITIES: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, SKI.



CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.



MORTGAGE LOANS AND OTHER REAL ESTATE-RELATED INVESTMENTS: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market.



OTHER LOANS AND INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values. The fair values of policy loans were estimated by discounting the expected future cash flows using an interest rate charged on policy loans for similar policies currently being issued.



LIFE POLICY BENEFITS: Fair values of the life policy benefits regarding investment contracts (primarily deferred annuities) and universal life contracts were estimated by discounting gross benefit payments, net of contractual premiums, using the average crediting rate currently being offered in the marketplace for similar contracts with maturities consistent with those remaining for the contracts being valued. The Company had projected its future average crediting rate in 1999 and 1998 to be 4.78 percent and 4.75 percent, respectively, while the assumed average market crediting rate was 5.0 percent in both 1999 and 1998.



The carrying values and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998 were as follows:



                                                     DECEMBER 31, 1999             DECEMBER 31, 1998
                                                  ------------------------      ------------------------
                                                   CARRYING        FAIR          CARRYING        FAIR
                                                    VALUE         VALUE           VALUE         VALUE
                (in thousands)                    ----------    ----------      ----------    ----------
Financial instruments recorded as assets:
  Fixed maturities............................    $3,276,017    $3,276,017      $3,482,820    $3,482,820
  Trading account securities..................            --            --         101,781       101,781
  Cash and short-term investments.............        54,406        54,406          71,820        71,820
  Mortgage loans and other real estate-related
     assets...................................       151,623       151,623         164,375       164,375
  Policy loans................................       261,788       261,788         271,540       271,540
  Equity securities...........................        61,592        61,592          66,854        66,854
  Other invested assets.......................        25,620        26,226          23,645        27,620
Financial instruments recorded as liabilities:
  Life policy benefits, excluding term life
     reserves.................................     3,399,299     3,299,254       3,551,050     3,657,510
  Funds withheld account......................       263,428       263,428         170,920       170,920



(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS



The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. The maximum amount of dividends which can be paid by the Company without prior approval in 2000 is $59.1 million. The Company

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(13) STOCKHOLDER'S EQUITY--RETAINED EARNINGS (CONTINUED)

paid cash dividends of $115.0 million, $95.0 million and $29.3 million to Kemper during 1999, 1998 and 1997, respectively.



The Company's net income and capital and surplus as determined in accordance with statutory accounting principles were as follows:



                                                                  1999          1998          1997
                       (in thousands)                           --------      --------      --------
Net income..................................................    $ 59,116      $ 64,871      $ 58,372
                                                                ========      ========      ========
Statutory capital and surplus...............................    $394,966      $455,213      $476,924
                                                                ========      ========      ========



In March 1998, the National Association of Insurance Commissioners approved the codification of statutory accounting principles. Codification is effective January 1, 2001. The Company has not quantified the impact that codification will have on its statutory financial position or results of operations.



(14) UNAUDITED INTERIM FINANCIAL INFORMATION



The following table sets forth the Company's unaudited quarterly financial information:



(in thousands)



                                              MARCH 31    JUNE 30     SEPTEMBER 30    DECEMBER 31      YEAR
QUARTER ENDED                                 --------    --------    ------------    -----------    --------
1999 OPERATING SUMMARY
  Revenues................................    $95,646     $ 86,164      $78,301        $103,308      $363,419
                                              =======     ========      =======        ========      ========
  Net operating income, excluding realized
     gains (losses).......................    $11,222     $ 14,385      $11,568        $ 13,971      $ 51,147
  Net realized investment gains
     (losses).............................       (627)      (1,286)      (5,098)            805        (6,207)
                                              -------     --------      -------        --------      --------
          Net income......................    $10,595     $ 13,099      $ 6,470        $ 14,776      $ 44,940
                                              =======     ========      =======        ========      ========
1998 OPERATING SUMMARY
  Revenues................................    $98,026     $110,003      $98,752        $112,958      $419,739
                                              =======     ========      =======        ========      ========
  Net operating income, excluding realized
     gains................................    $ 8,025     $  5,700      $ 7,169        $ 10,541      $ 31,435
  Net realized investment gains...........      1,205       10,187        5,818          16,504        33,714
                                              -------     --------      -------        --------      --------
          Net income......................    $ 9,230     $ 15,887      $12,987        $ 27,045      $ 65,149
                                              =======     ========      =======        ========      ========
1997 OPERATING SUMMARY
  Revenues................................    $89,055     $ 99,293      $86,071        $151,061      $425,480
                                              =======     ========      =======        ========      ========
  Net operating income, excluding realized
     gains(losses)........................    $ 9,590     $  7,701      $ 6,075        $  8,496      $ 31,862
  Net realized investment gains
     (losses).............................        578        5,305       (1,971)          2,943         6,855
                                              -------     --------      -------        --------      --------
          Net income......................    $10,168     $ 13,006      $ 4,104        $ 11,439      $ 38,717
                                              =======     ========      =======        ========      ========



(15) OPERATING SEGMENTS AND RELATED INFORMATION



In June 1997, the Financial Accounting Standards Board ("the FASB") issued Statement of Financial Accounting Standards No. 131 ("FAS 131"), DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION. FAS 131 established standards for how to report information about operating segments. It also established standards for related disclosures about products and services, geographic areas and major customers. The Company adopted FAS 131 as of December 31, 1998 and the impact of implementation did not affect the Company's consolidated financial position, results of operations or cash flows. In the initial year of adoption, FAS 131 requires comparative information for earlier years to be restated, unless impracticable to do so.



The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and Fidelity Life Association ("FLA"), a Mutual Legal Reserve Company, owned by its policyholders, operate under the trade name Zurich

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)


Kemper Life. For purposes of this operating segment disclosure, Zurich Kemper Life will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.



Zurich Kemper Life is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of Zurich Kemper Life, because it is at the SBU level that Zurich Kemper Life can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of Zurich Kemper Life's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States.



Zurich Kemper Life is segregated into the Life Brokerage, Financial, Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Kemper Life level. Zurich Kemper Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.



Each SBU's revenue is derived from geographically dispersed areas as Zurich Kemper Life is licensed in the District of Columbia and all states except New York. During 1999, 1998 and 1997, Zurich Kemper Life did not derive net revenue from one customer that exceeded 10 percent of the total revenue of Zurich Kemper Life.



The principal products and markets of Zurich Kemper Life's SBUs are as follows:



LIFE BROKERAGE: The Life Brokerage SBU develops low cost term and universal life insurance, as well as fixed annuities, to market through independent agencies and national marketing organizations.



FINANCIAL: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and bank-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners. Institutional business includes BOLI and funding agreements (included in FKLA).



RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.



DIRECT: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)

Summarized financial information for ZKL's SBU's are as follows:



As of and for the period ending December 31, 1999:



(in thousands)



                                         LIFE
                                      BROKERAGE      FINANCIAL        RSG         DIRECT        TOTAL
         INCOME STATEMENT             ----------    -----------    ----------    --------    -----------
REVENUE
  Premium income..................    $  145,533    $       410    $       --    $  8,038    $   153,981
  Net investment income...........       137,106        175,590       101,202       1,297        415,195
  Realized investment gains
     (losses).....................           976         (6,980)          (98)         --         (6,102)
  Fees and other income...........        70,477         48,873        35,742      44,528        199,620
                                      ----------    -----------    ----------    --------    -----------
          Total revenue...........       354,092        217,893       136,846      53,863        762,694
                                      ----------    -----------    ----------    --------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits...........       200,161        112,869        68,801       3,529        385,360
  Intangible asset amortization...        54,957         12,053        13,989          --         80,999
  Net deferral of insurance
     acquisition costs............       (37,433)       (43,664)      (20,624)    (41,412)      (143,133)
  Commissions and taxes, licenses
     and fees.....................        21,881         66,702        26,700      17,411        132,694
  Operating expenses..............        56,179         25,101        23,611      71,194        176,085
                                      ----------    -----------    ----------    --------    -----------
          Total benefits and
            expenses..............       295,745        173,061       112,477      50,722        632,005
                                      ----------    -----------    ----------    --------    -----------
Income before income tax
  expense.........................        58,347         44,832        24,369       3,141        130,689
Income tax expense................        25,707         19,235        10,966       1,114         57,022
                                      ----------    -----------    ----------    --------    -----------
          Net income..............    $   32,640    $    25,597    $   13,403    $  2,027    $    73,667
                                      ==========    ===========    ==========    ========    ===========
BALANCE SHEET
  Total assets....................    $3,066,956    $10,311,850    $4,755,437    $144,189    $18,278,432
                                      ==========    ===========    ==========    ========    ===========



                                                                              NET
                                                                            INCOME
                                                                REVENUE     (LOSS)        ASSETS
                                                                --------    -------    -------------
Total revenue, net income and assets, respectively, from
  above:....................................................    $762,694    $73,667     $18,278,432
                                                                --------    -------     -----------
Less:
  Revenue, net income and assets of FKLA....................     305,334     24,801       3,162,048
  Revenue, net income and assets of ZLICA...................      49,460      8,528         456,283
  Revenue, net loss and assets of Zurich Direct.............      44,481     (4,602)          4,385
                                                                --------    -------     -----------
  Totals per the Company's consolidated financial
     statements.............................................    $363,419    $44,940     $14,655,716
                                                                ========    =======     ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)

As of and for the period ending December 31, 1998:



(in thousands)



                                          LIFE
                                       BROKERAGE     FINANCIAL        RSG         DIRECT        TOTAL
         INCOME STATEMENT              ----------    ----------    ----------    --------    -----------
REVENUE
  Premium income...................    $  160,067    $       56    $       --    $  5,583    $   165,706
  Net investment income............       141,171       180,721       100,695         271        422,858
  Realized investment gains........        20,335        33,691        15,659          30         69,715
  Fees and other income............        80,831        40,421        31,074      23,581        175,907
                                       ----------    ----------    ----------    --------    -----------
       Total revenue...............       402,404       254,889       147,428      29,465        834,186
                                       ----------    ----------    ----------    --------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits............       243,793       117,742        73,844       2,110        437,489
  Intangible asset amortization....        58,390        15,669        15,703          --         89,762
  Net deferral of insurance
     acquisition costs.............       (55,569)       (9,444)      (22,964)    (22,765)      (110,742)
  Commissions and taxes, licenses
     and fees......................        29,539        43,919        22,227      11,707        107,392
  Operating expenses...............        61,659        24,924        20,279      35,593        142,455
                                       ----------    ----------    ----------    --------    -----------
       Total benefits and
          expenses.................       337,812       192,810       109,089      26,645        666,356
                                       ----------    ----------    ----------    --------    -----------
Income before income tax expense...        64,592        62,079        38,339       2,820        167,830
Income tax expense.................        26,774        24,340        14,794       1,001         66,909
                                       ----------    ----------    ----------    --------    -----------
       Net income..................    $   37,818    $   37,739    $   23,545    $  1,819    $   100,921
                                       ==========    ==========    ==========    ========    ===========
BALANCE SHEET
  Total assets.....................    $3,194,530    $8,232,927    $4,172,828    $ 46,254    $15,646,539
                                       ==========    ==========    ==========    ========    ===========



                                                                              NET
                                                                             INCOME
                                                                REVENUE      (LOSS)       ASSETS
                                                                --------    --------    -----------
Total revenue, net income and assets, respectively, from
  above:....................................................    $834,186    $100,921    $15,646,539
                                                                --------    --------    -----------
Less:
  Revenue, net income and assets of FKLA....................     336,841      35,953      2,986,381
  Revenue, net loss and assets of ZLICA.....................      54,058      (1,066)       416,115
  Revenue, net income and assets of Zurich Direct...........      23,548         885          4,322
                                                                --------    --------    -----------
       Totals per the Company's consolidated financial
          statements........................................    $419,739    $ 65,149    $12,239,721
                                                                ========    ========    ===========

            KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(15) OPERATING SEGMENTS AND RELATED INFORMATION (CONTINUED)

As of and for the period ending December 31, 1997:



(in thousands)



                                           LIFE
                                        BROKERAGE     FINANCIAL        RSG        DIRECT        TOTAL
          INCOME STATEMENT              ----------    ----------    ----------    -------    -----------
REVENUE
  Premium income....................    $  167,439    $       --    $       --    $ 4,249    $   171,688
  Net investment income.............       155,885       212,767        91,664        455        460,771
  Realized investment gains.........         2,503         7,744         2,692         50         12,989
  Fees and other income.............        78,668        73,823        23,663      8,007        184,161
                                        ----------    ----------    ----------    -------    -----------
       Total revenue................       404,495       294,334       118,019     12,761        829,609
                                        ----------    ----------    ----------    -------    -----------
BENEFITS AND EXPENSES
  Policyholder benefits.............       247,878       153,327        60,061      2,234        463,500
  Intangible asset amortization.....        58,534        25,593        15,589         --         99,716
  Net deferral of insurance
     acquisition costs..............       (50,328)      (18,222)      (13,033)    (5,242)       (86,825)
  Commissions and taxes, licenses
     and fees.......................        39,477        66,552        16,668      3,518        126,215
  Operating expenses................        55,859        20,282        14,320     19,472        109,933
                                        ----------    ----------    ----------    -------    -----------
       Total benefits and
          expenses..................       351,420       247,532        93,605     19,982        712,539
                                        ----------    ----------    ----------    -------    -----------
Income (loss) before income tax
  expense (benefit).................        53,075        46,802        24,414     (7,221)       117,070
Income tax expense (benefit)........        25,554        21,144        10,545     (2,528)        54,715
                                        ----------    ----------    ----------    -------    -----------
       Net income (loss)............    $   27,521    $   25,658    $   13,869    $(4,693)   $    62,355
                                        ==========    ==========    ==========    =======    ===========
BALANCE SHEET
  Total assets......................    $2,877,854    $7,416,791    $3,759,173    $41,669    $14,095,487
                                        ==========    ==========    ==========    =======    ===========



                                                                              NET
                                                                            INCOME
                                                                REVENUE     (LOSS)       ASSETS
                                                                --------    -------    -----------
Total revenue, net income and assets, respectively, from
  above:....................................................    $829,609    $62,355    $14,095,487
Less:
  Revenue, net income and assets of FKLA....................     338,854     24,740      3,105,396
  Revenue, net income and assets of ZLICA...................      57,233      2,193        398,786
  Revenue, net loss and assets of Zurich Direct.............       8,042     (3,295)         1,655
                                                                --------    -------    -----------
       Totals per the Company's consolidated financial
          statements........................................    $425,480    $38,717    $10,589,650
                                                                ========    =======    ===========



(16) SUBSEQUENT EVENT



In February 2000, the Company announced that it had entered into an agreement to purchase for $5.5 million the following related entities, all privately held New York corporations:



     - PMG Securities Corporation


     - PMG Asset Management, Inc.


     - PMG Life Agency, Inc., and


     - PMG Marketing, Inc.



These companies were primarily purchased for their specialization in the target market of the RSG SBU. The acquisition is expected to close at the end of the first quarter 2000.

APPENDIX

STATE PREMIUM TAX CHART


                                                                        RATE OF TAX
                                                              -------------------------------
                                                              QUALIFIED         NON-QUALIFIED
                                                                PLANS               PLANS
                                                              ---------         -------------
    STATE

California..................................................     .50%               2.35%*
Kentucky....................................................    2.00%*              2.00%*
Maine.......................................................      --                2.00%
Nevada......................................................      --                3.50%*
South Dakota................................................      --                1.25%
West Virginia...............................................    1.00%               1.00%
Wyoming.....................................................      --                1.00%


* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS:

        (1) Financial Statements included in Part A of the Registration
           Statement: Condensed Financial Information

        (2) Financial Statements included in Part B of the Registration
        Statement:

           (i) KILICO Variable Annuity Separate Account


              Report of Independent Accountants



              Statements of Assets and Liabilities and Contract Owners' Equity
                as of December 31, 1999



              Statements of Operations for the Year Ended December 31, 1999



              Statements of Changes in Contract Owners' Equity for the Years
                Ended December 31, 1999 and 1998



              Notes to Financial Statements


           (ii) Kemper Investors Life Insurance Company


              Report of Independent Accountants



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Balance Sheets as of December 31, 1999 and 1998



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statements of Operations, years ended December 31, 1999, 1998 and 1997



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statements of Comprehensive Income, years ended December 31, 1999, 1998 and 1997



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statements of Stockholder's Equity, years ended December 31, 1999, 1998 and 1997



              Kemper Investors Life Insurance Company and Subsidiaries
                Consolidated Statements of Cash Flows, years ended December 31, 1999, 1998 and 1997


              Notes to Consolidated Financial Statements

(b) EXHIBITS:

 (5)1.1       A copy of resolution of the Board of Directors of Kemper
              Investors Life Insurance Company dated September 13, 1977.
 (5)1.2       A copy of Record of Action of Kemper Investors Life
              Insurance Company dated April 15, 1983.
  2.          Not Applicable.
 (3)3.1       Distribution Agreement between Investors Brokerage Services,
              Inc. and KILICO.
 (1)3.2       Addendum to Selling Group Agreement of Kemper Financial
              Services, Inc.
 (6)3.3       Selling Group Agreement of Investors Brokerage Services,
              Inc.
 (6)3.4       General Agent Agreement.
 (7)4.        Form of Variable Annuity Contract.
 (7)5.        Form of application.
 (3)6.1 Kemper Investors Life Insurance Company articles of incorporation.
 (6)6.2       Kemper Investors Life Insurance Company bylaws.
  7.          Inapplicable.
 (2)8.1       Fund Participation Agreement among KILICO, Lexington Natural
              Resources Trust and Lexington Management Corporation.
 (2)8.2       Fund Participation Agreement among KILICO, Lexington
              Emerging Markets Fund and Lexington Management Corporation.

 (2)8.3       Fund Participation Agreement among KILICO, Janus Aspen
              Series and Janus Capital Corporation.
 (7)8.3(a)    Service Agreement between KILICO and Janus Capital
              Corporation.
 (4)8.4(a)    Fund Participation Agreement among KILICO, Fidelity Variable
              Insurance Products Fund and Fidelity Distributors
              Corporation.
(13)8.4(b)    Amendment to Fund Participation Agreement among KILICO,
              Fidelity Variable Insurance Products Fund and Fidelity
              Distributors Corporation.
 (4)8.5(a)    Fund Participation Agreement among KILICO, Fidelity Variable
              Insurance Products Fund II and Fidelity Distributors
              Corporation.
(13)8.5(b)    Amendment to Fund Participation Agreement among KILICO,
              Fidelity Variable Insurance Products Fund II and Fidelity
              Distributors Corporation
(10)8.6(a)    Participation Agreement between KILICO and Scudder Variable
              Life Investment Fund
(10)8.6(b) Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.
(10)8.6(c)    Indemnification Agreement between KILICO and Scudder Kemper
              Investments, Inc.
 (15)8.7
   (a)        Fund Participation Agreement between KILICO and The Dreyfus
              Socially Responsible Growth Fund, Inc.
 (16)8.7
   (b)        Administrative Services Agreement by and between The Dreyfus
              Corporation and KILICO (redacted).
(16)8.7(c) November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth
              Fund, Inc.
(16)8.7(d)    November 1, 1999 Amendment to Administrative Services
              Agreement by and between The Dreyfus Corporation and KILICO
              (redacted).
  8.8         Fund Participation Agreement between KILICO and J.P. Morgan
              Series Trust II.
(16)8.9(a)    Fund Participation Agreement by and among The Alger American
              Fund, KILICO and Fred Alger & Company, Incorporated
(16)8.9(b)    Service Agreement between Fred Alger Management, Inc. and
              KILICO (redacted)
 (14)8.10     Fund Participation Agreement by and between KILICO and
              American Century Investment Management, Inc.
 (17)8.11     Fund Participation Agreement among KILICO, Investors Fund
              Series (formerly known as Kemper Investors Fund), Zurich
              Kemper Investments, Inc. and Kemper Distributors, Inc.
 (7)9.        Opinion and Consent of Counsel.
 10.          Consents of PricewaterhouseCoopers LLP, Independent
              Accountants.
 11.          Inapplicable.
 12.          Inapplicable.
 (8)13.       Schedules for Computation of Performance Information.
 14.          Organizational Chart.
 (11)17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 1999 and 1998).
 (11)17.2     Schedule IV: Reinsurance (year ended December 31, 1999).
 (12)17.3     Schedule IV: Reinsurance (year ended December 31, 1998)
 (9)17.4      Schedule IV: Reinsurance (year ended December 31, 1997).
 (11)17.5     Schedule V: Valuation and qualifying accounts (year ended
              December 31, 1999).
 (12)17.6     Schedule V: Valuation and qualifying accounts (year ended
              December 31, 1998).
 (9)17.7      Schedule V: Valuation and qualifying accounts (year ended
              December 31, 1997)


---------------

 (1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

 (2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

 (3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

( 4) Incorporated by reference to Post-Effective Amendment No. 24 to the
     Registration Statement on Form N-4 filed on or about April 26, 1996.

( 5) Incorporated by reference to the Registration Statement on Form N-4 (File
     No. 333-22375) filed on or about February 26, 1997.

( 6) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

( 7) Incorporated by reference to Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

( 8) Incorporated by reference to Amendment No. 26 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about November 3, 1997.

( 9) Incorporated by reference to Post-Effective Amendment No. 11 to the
     Registration Statement on Form N-4 for KILICO Variable Annuity Separate Account (File No. 33-43501) filed on or about April 16, 1998.

(10) Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.


(11) Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.


(12) Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 20, 1999.

(13) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.


(14) Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.



(15) Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.



(16) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.



(17) Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.


ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

          The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


                                                                     OFFICE WITH KILICO
                        NAME                                         ------------------
    Gale K. Caruso...............................  President, Chief Executive Officer and Director
    Frederick L. Blackmon........................  Senior Vice President and Chief Financial Officer
    Edward L. Robbins............................  Senior Vice President and Chief Actuary
    James E. Hohmann.............................  Senior Vice President
    William H. Bolinder..........................  Chairman of the Board and Director
    David A. Bowers..............................  Director
    Gunther Gose.................................  Director
    Eliane C. Frye...............................  Executive Vice President
    Debra P. Rezabek.............................  Senior Vice President, General Counsel, and Corporate
                                                   Secretary
    James C. Harkensee...........................  Senior Vice President
    Edward K. Loughridge.........................  Senior Vice President and Corporate Development
                                                   Officer
    Kenneth M. Sapp..............................  Senior Vice President
    George Vlaisavljevich........................  Senior Vice President
    Russell M. Bostick...........................  Senior Vice President and Chief Information Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


          At March 31, 2000, the Registrant had approximately 108,409 qualified and non-qualified Advantage III Contract Owners.


ITEM 28. INDEMNIFICATION

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(a) PRINCIPAL UNDERWRITER

          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(b) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE
            SERVICES, INC.

          The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.

                                                                        POSITION AND OFFICES
                            NAME                                          WITH UNDERWRITER
                            ----                                        --------------------
    John B. Scott.......................................  Chairman and Director
    Michael E. Scherrman................................  President and Director
    Debra P. Rezabek....................................  Secretary
    Kenneth M. Sapp.....................................  Director
    Eliane C. Frye......................................  Director
    Michael A. Kelly....................................  Vice President
    David S. Jorgensen..................................  Vice President and Treasurer
    Frank J. Julian.....................................  Assistant Secretary
    George Vlaisavljevich...............................  Director
    Cheryl L. Johns.....................................  Assistant Vice President
    Allen R. Reed.......................................  Assistant Secretary


ITEM 29.(c)

        Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049 and at 222 South Riverside Plaza, Chicago, Illinois 60606-5808.

ITEM 31. MANAGEMENT SERVICES

          Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

          Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.


     Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs



     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:



          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the Program;



          2. Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of annuity contracts to 403(b) participants;



          3. Instruct salespeople who solicit participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and



          4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
     Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

     Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.



     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:



          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;



          2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;



          3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and



          4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 24th day of April, 2000.


                                          KILICO VARIABLE ANNUITY SEPARATE
                                          ACCOUNT

                                          (Registrant)


                                          By: Kemper Investors Life Insurance
                                          Company



                                                  BY: /s/ GALE K. CAURSO

                                          --------------------------------------

                                                      Gale K. Caruso,


                                               President and Chief Executive
                                                         Officer



                                          KEMPER INVESTORS LIFE INSURANCE
                                          COMPANY


                                          (Depositor)



                                                  BY: /s/ GALE K. CARUSO

                                          --------------------------------------

                                                      Gale K. Caruso,


                                               President and Chief Executive
                                                         Officer



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 24th day of April, 2000.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----

                 /s/ GALE K. CARUSO                         President, Chief Executive Officer and Director
-----------------------------------------------------       (Principal Executive Officer)
                   Gale K. Caruso

                 /s/ W. H. BOLINDER                         Chairman of the Board and Director
-----------------------------------------------------
                 William H. Bolinder

              /s/ FREDERICK L. BLACKMON                     Senior Vice President and Chief Financial
-----------------------------------------------------       Officer
                Frederick L. Blackmon                       (Principal Financial Officer and
                                                            Principal Accounting Officer)

                 /s/ DAVID A. BOWERS                        Director
-----------------------------------------------------
                   David A. Bowers

                 /s/ ELIANE C. FRYE                         Director
-----------------------------------------------------
                   Eliane C. Frye

                  /s/ GUNTHER GOSE                          Director
-----------------------------------------------------
                    Gunther Gose

                /s/ JAMES E. HOHMANN                        Director
-----------------------------------------------------
                  James E. Hohmann

                                 EXHIBIT INDEX



 8.8   Fund Participation Agreement between KILICO and J.P. Morgan
       Series Trust II
10     Consents of PricewaterhouseCoopers LLP, Independent
       Accountants
14     Organizational Chart